December 31, 1998                                                 ANNUAL REPORT

NORTHWESTERN
MUTUAL LIFE-Registered Trademark-
The Quiet Company-Registered Trademark-




-----------------------------------------
Northwestern Mutual Variable Life Account
-----------------------------------------










Northwestern Mutual
Series Fund, Inc.

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

                                 CONTENTS

CONTENTS

Letter to Policyowners                                       1
Performance Summary for Separate Accounts                    2
Overview and Outlook                                         3
Series Fund Objectives and Schedule of Investments           4
  Aggressive Growth Stock Portfolio                          4
  International Equity Portfolio                             7
  Growth Stock Portfolio                                    11
  Growth and Income Stock Portfolio                         14
  Index 500 Stock Portfolio                                 17
  Balanced Portfolio                                        24
  High Yield Bond Portfolio                                 38
  Select Bond Portfolio                                     42
  Money Market Portfolio                                    48
Accountants' Report                                         50
Series Fund Financial Statements                            51
  Aggressive Growth Stock Portfolio                         51
  International Equity Portfolio                            54
  Growth Stock Portfolio                                    57
  Growth and Income Stock Portfolio                         60
  Index 500 Stock Portfolio                                 63
  Balanced Portfolio                                        66
  High Yield Bond Portfolio                                 69
  Select Bond Portfolio                                     72
  Money Market Portfolio                                    75
Notes to Series Fund Financial Statements                   78
Accountants' Report                                         81
Variable Life Financial Statements                          82
  Notes to Variable Life Financial Statements               86
Directors and Officers                                      97

           HOW TO GET MORE INFORMATION
           ON YOUR VARIABLE COMPLIFE &
           VARIABLE LIFE POLICY
           NML Express provides 24 hour telephone access to your account information by dialing
           1-800-519-4NML (1-800-519-4665)
           Policyowners must provide a policy number plus a Personal Identification Number (PIN) to utilize this service. Call toll-free to review policy values and portfolio performance. If a signed authorization has been returned to the Home Office, policyowners may also transfer among portfolios by phone.
           For more information about Northwestern Mutual
           Life, visit us on our Website at
           WWW.NORTHWESTERNMUTUAL.COM

LETTER TO POLICYOWNERS
LETTER TO POLICYOWNERS

January 31, 1999

The year just ended was a period of rather high drama for the U.S. economy and markets. Virtually all observers began the year anticipating slower economic growth, possibly even a recession, accompanied by more modest returns in the stock market, after three years of very large gains. In contrast to expectations, economic growth continued at a healthy pace, and the major equity indexes posted a fourth consecutive year of double-digit gains. In the bond market, ultra-safe 30-year U.S. Treasury bonds produced extraordinary returns of 17% for the year, while the performance of bonds that carry a higher degree of risk lagged.

Perhaps the most striking aspect of 1998 trends in both stock and bond markets was volatility. By many measures, the past year was the most volatile since 1987 and one of the most volatile on record. Both the Dow Jones Industrial Average and the S&P 500 Index rose or fell by 1% or more on approximately one-third of all trading days. Historically, the market has risen or fallen by 1% or more on an average of one-fifth of trading days, as measured by the S&P 500 Index in years after 1926 and the Dow Jones Industrial Average back to 1887.

For many long-term market watchers, the most worrisome aspect of the 1998 gains was that they applied to such a narrow group of stocks, notably high-tech issues and large-capitalization consumer-related stocks. Bond markets, too, were extremely volatile, especially during the third quarter, when a barrage of concerns caused liquidity to evaporate.

A major message to be drawn from the positive returns posted in this difficult year is that the U.S. economy and American investors are highly resilient, even in the face of rather severe pressures. Throughout the year, sagging Asian economies held down demand for industrial goods, impacting earnings growth of U.S. multinationals. Russia effectively defaulted on its debt and devalued the ruble, and fears spread that Latin American countries could follow; these international woes created problems for multinational banks. Forecasters warned of unpleasant possibilities, including inflation that would drive up interest rates, or deflation that could lead to recession. Consumers maintained their confident posture, maintaining economic growth by continuing to buy houses, cars and a variety of other goods.

Many observers give much of the credit for continued strength in the economy and markets to Alan Greenspan and the Federal Reserve Board. In September, the collapse of Long-Term Capital Management, a major hedge fund, appeared to threaten the viability of U.S. capital markets. When Mr. Greenspan engineered the buy-out of Long-Term Capital by a group of financial institutions, investors concluded that the Fed would do whatever was necessary to avoid a financial meltdown. A further boost was provided by a series of interest rate cuts in September and October. With these strong signals, money poured back into stocks; investors became so confident that they shrugged off both the presidential impeachment and the bombing of Iraq.

              Throughout this market turmoil, the portfolios underlying Northwestern Mutual's variable life insurance products continued
to perform in line with their stated objectives, providing policyowners returns that will contribute to achieving long-range insurance and financial goals. We continue to invest for the long term, and we urge you to take a long-term view as well, taking current events into account, but basing decisions on long-range goals and prospects. We appreciate the confidence you have shown in Northwestern Mutual by selecting us to help you plan for a secure financial future. We pledge to continue providing you and other policyowners with innovative products that can meet a variety of needs.

The Northwestern Mutual Life Insurance Company

            [SIGNATURE]
James D. Ericson, President and
  Chief Executive Officer

                                       --

PERFORMANCE SUMMARY
PERFORMANCE SUMMARY  as of December 31, 1998

VARIABLE LIFE--POLICIES ISSUED BEFORE OCTOBER 11, 1995

                     Aggressive                            Growth &
Net Investment       Growth       International Growth     Income      Index 500             High Yield  Select     Money
Rates of Return      Stock        Equity        Stock      Stock       Stock      Balanced   Bond        Bond       Market
(as of 12/31/98)     Portfolio    Portfolio     Portfolio  Portfolio   Portfolio  Portfolio  Portfolio   Portfolio  Portfolio
1 year.............  6.80%        4.09%         25.81%     22.28%      27.82%     18.05%     (2.53%)     6.32%      4.69%
5 years............  -            -             -          -           182.31%    100.33%    -           36.06%     24.47%
  Annualized.......  -            -             -          -           23.07%     14.91%     -           6.35%      4.48%
10 years...........  -            -             -          -           360.03%    224.88%    -           126.89%    60.22%
  Annualized.......  -            -             -          -           16.49%     12.51%     -           8.54%      4.83%
Since inception....  103.01%*     58.10%*       155.76%*   144.59%*    -          -          58.59%*     -          -
  Annualized.......  16.40%       10.32%        22.31%     21.14%      -          -          10.40%      -          -

VARIABLE COMPLIFE--POLICES ISSUED ON OR AFTER OCTOBER 11, 1995**

                     Aggressive                            Growth &
Net Investment       Growth       International Growth     Income      Index 500             High Yield  Select     Money
Rates of Return      Stock        Equity        Stock      Stock       Stock      Balanced   Bond        Bond       Market
(as of 12/31/98)     Portfolio    Portfolio     Portfolio  Portfolio   Portfolio  Portfolio  Portfolio   Portfolio  Portfolio
1 year.............  6.91%        4.20%         25.93%     22.40%      27.95%     18.17%     (2.43%)     6.43%      4.80%
5 years............  -            -             -          -           183.71%    101.40%    -           36.75%     25.09%
  Annualized.......  -            -             -          -           23.19%     15.03%     -           6.46%      4.58%
10 years...........  -            -             -          -           364.90%    228.21%    -           129.24%    61.81%
  Annualized.......  -            -             -          -           16.61%     12.62%     -           8.65%      4.93%
Since inception....  103.97%*     58.86%*       156.98%*   145.76%*    -          -          59.34%*     -          -
  Annualized.......  16.52%       10.44%        22.43%     21.27%      -          -          10.51%      -          -

VARIABLE EXECUTIVE LIFE--POLICIES FIRST OFFERED ON MARCH 2, 1998*** AND VARIABLE JOINT LIFE--POLICIES FIRST OFFERED ON DECEMBER 28, 1998****

                     Aggressive                            Growth &
Net Investment       Growth       International Growth     Income      Index 500             High Yield  Select     Money
Rates of Return      Stock        Equity        Stock      Stock       Stock      Balanced   Bond        Bond       Market
(as of 12/31/98)     Portfolio    Portfolio     Portfolio  Portfolio   Portfolio  Portfolio  Portfolio   Portfolio  Portfolio
1 year.............  7.56%        4.82%         26.69%     23.14%      28.72%     18.88%     (1.84%)     7.07%      5.43%
5 years............  -            -             -          -           192.31%    107.10%    -           40.12%     28.91%
  Annualized.......  -            -             -          -           23.93%     15.67%     -           6.98%      5.21%
10 years...........  -            -             -          -           393.84%    248.78%    -           143.62%    70.49%
  Annualized.......  -            -             -          -           17.32%     13.31%     -           9.31%      5.48%
Since inception....  109.75%*     63.36%*       164.25%*   152.71%*    -          -          63.85%*     -          -
  Annualized.......  17.22%       11.10%        23.17%     22.00%      -          -          11.17%      -          -

The net investment rates of return shown above should not be considered a representation of investment results which may be anticipated in the future. The net investment rates of return include investment income, capital gains and all common fees of the divisions of the Variable Life Account, but not the additional charges that are unique to your policy. See the prospectus for a description of the effect of investment performance on policy benefits. Policy benefits reflect the investment rates of return of the divisions in which the policy is invested, and will vary depending on the fees and expenses associated with your policy.

*  Inception date of 5/3/94.
** Product inception date of 10/11/95. Returns prior to 10/11/95 were reflected using the actual investment experience of each division, adjusted for the expenses of the product. These returns are not a guarantee of future performance.
*** Product inception date of 3/2/98 (For use with non-tax qualified executive benefit plans). Returns prior to 3/2/98 were reflected using the actual investment experience of each division, adjusted for expenses of the product. These returns are not a guarantee of future performance.
**** Policy first offerred December 28, 1998 (For use primarily in estate planning, provides coverage on two insureds with a death benefit payable on the second death). As of the date of this report no policies were in force. Returns prior to 12/28/98 were reflected using the actual investment experience of each division, adjusted for expenses of the product. These returns are not a guarantee of future performance.

Note: "Standard and Poor's 500" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in them.

IMPORTANT NOTE:
The average annual total returns shown with the graphs on the following pages are not an estimate or a guarantee of future performance. These average annual total returns reflect reinvestment of investment income and capital gain distributions, and deduction of investment management fees and fund expenses, but not product charges. See the prospectus for a description of the effect of investment performance on policy benefits. Policy benefits reflect the investment rates of return of the divisions in which the policy is invested, and will vary depending on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge associated with the product. These product charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. The net investment rates of return shown above reflect the product charges borne by each division of the Variable Life Account, but not the additional charges that are unique to your policy. Your Northwestern Mutual Life agent/registered representative of Northwestern Mutual Investment Service ("NMIS") can provide you with actual rates of return for your variable life insurance policy, showing the effect of all of the applicable charges.

                                       --

OVERVIEW AND OUTLOOK

--------------------------------------------------------------------------------

THE ECONOMY

The U.S. economy continued to grow throughout 1998, with growth driven almost entirely by consumer spending. While manufacturing continues to suffer from weak foreign demand, factory orders indicate that capital spending on equipment is holding up. Fourth quarter growth appears to have been fairly strong, with real growth continuing at a rate of 3% or more. As we enter 1999, it seems unlikely that the powerful growth of 1998 will be maintained. Last year, the obstacles to growth were largely external, stemming from the Asian financial crisis. Now, as companies seek to boost profits by cutting costs, and as recently announced layoffs take effect, it seems inevitable that growth in household income will slow and capital budgets will be squeezed. Meantime, foreign demand for U.S. goods will remain weak.

     Economic Growth
     and Inflation

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP      CPI-U
 1988             3.8%       4.4%
 1989             3.4%       4.6%
 1990             1.3%       6.1%
 1991            -1.0%       3.1%
 1992             2.7%       2.9%
 1993             2.3%       2.7%
 1994             3.5%       2.7%
 1995             2.0%       2.5%
 1996             2.2%       3.3%
 1997             3.8%       1.9%
 1998             3.0%       1.7%

       Source: U.S. Department of Commerce. Year-to-year percentage change in Real Gross Domestic Product is used for real economic growth. December-to-December percentage change in the Consumer Price Index-- Urban is used for the inflation rate.

--------------------------------------------------------------------------------

THE EQUITY MARKET

On balance, 1998 was another excellent year for the stock market, but with dramatic differences in performance of various groups of companies. Technology names led the way, with soaring values for Internet-related stocks, especially late in the year.

The Standard & Poor's 500 Index, a market-value weighted benchmark of large-stock performance, far outpaced the Dow Jones Industrial Average, largely because the S&P Index includes high-tech names such as Microsoft, Intel and Dell Computer Corp. The Dow Jones average includes just 30 "blue-chip" stocks, most of them industrial companies, with only one, IBM, in the realm of technology. Total return (including capital gains and dividends) for the S&P 500 Index was 28.5% for the year, while return for the Dow-Jones Industrial Average was a much more modest 18.03%. The Nasdaq Composite Index, which reflects all stocks traded on the Nasdaq system, had its third best year ever, with an increase of 39.6%. The Nasdaq Composite was paced by the Nasdaq 100 Index, which was up 85.3%; this index, which tracks the largest non-financial stocks traded on Nasdaq, is dominated by high-tech names. In contrast, the Russell 2000 Index, a benchmark of small company stock performance, was down 3.5% for the year.

     Annual Total Returns
     from S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/31/89         31.7%
12/31/90         -3.1%
12/31/91         30.5%
12/31/92          7.6%
12/31/93         10.1%
12/31/94          1.2%
12/31/95         37.4%
12/31/96         22.8%
12/31/97         33.4%
12/31/98         28.5%

       Source: Standard & Poor's

--------------------------------------------------------------------------------

THE BOND MARKET

For the first time since 1990, the safest bonds performed much better than risky bonds, amid falling interest rates, low inflation and a late-summer flight from bonds with any risk. The total return on 30-year Treasury bonds was 17.1%, compared with 8.9% for the broad Merrill Lynch Domestic Master Index, which includes investment-grade bonds of various types and maturities. The biggest boost for treasuries came from a sudden flight from risky investments in late summer, when markets were deluged with bad news including the devaluation of the Russian ruble, heightened worries about a global recession, and concerns about a meltdown of U.S. markets in the wake of the collapse of the giant hedge fund Long-Term Capital Management. A string of three interest rate cuts by the Federal Reserve in the fall was the major factor in improved liquidity near the end of the year, improving performance of investment-grade corporate bonds for the full year.

     Annual Total Returns from
     Merrill Lynch Domestic Master Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/31/89         14.2%
12/31/90          9.1%
12/31/91         15.9%
12/31/92          7.6%
12/31/93         10.0%
12/31/94         -2.8%
12/31/95         18.5%
12/31/96          3.6%
12/31/97          9.7%
12/31/98          8.9%

       Source: Merrill Lynch. The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds.

                                       --

AGGRESSIVE GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

Objective:                           Portfolio Strategy:                                    Invested Assets:
Maximum long-term appreciation of    Strive for the highest possible rate of capital        $1,137,466,000
capital                              appreciation by investing in companies with potential
                                     for rapid growth.

AGGRESSIVE GROWTH STOCK PORTFOLIO
The Aggressive Growth Stock Portfolio owns the stocks of emerging growth companies, generally with market capitalizations of less than $3 billion. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Portfolio can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns. The focus in stock selection is on the individual companies' ability to generate revenue, expanding profit margins and solid balance sheets; industry sector selection is of secondary importance.

The Aggressive Growth Stock Portfolio achieved returns significantly higher than the two Wilshire small-stock indexes used as benchmarks, though less than the broad market averages, which are dominated by the large-company stocks that led the market throughout the year. Many of the best-performing holdings are smaller companies that benefited from strength in sectors such as technology and communications. Retail holdings including O'Reilly Automotive and Kohl's benefited from continued strength in consumer spending. The Portfolio participated in the dramatic strength of Knight Trimark, which provides trading for many online brokers, and QLogic, whose new Fiber Channel product enables significant improvement in the management of data storage. A continuing area of emphasis is business services, with holdings including Metzler Group, which provides consulting services to utility companies, and Cintas, a uniform rental company.

       Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                           26%
Consumer Cyclical                    15%
Business Services                    12%
Health Care                          12%
Industrial & Transportation          10%
Consumer Staples                      7%
Finance                               6%
Energy                                2%
Index Futures                         2%
Short-Term Investments                6%

Top 10 Holdings

12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPANY                                  % OF NET ASSETS
Cintas Corporation                                 2.44%
O...Reilly Automotive, Inc.                        2.38%
Paychex, Inc.                                      2.26%
Cardinal Health, Inc.                              2.15%
Jabil Circuit, Inc.                                2.09%
The Metzler Group, Inc.                            2.03%
Concord EFS, Inc.                                  2.00%
Catalina Marketing Corporation                     1.83%
QLogic Corporation                                 1.79%
Dollar Tree Stores, Inc.                           1.74%

     Performance Relative
     to Relevant Indices

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     AGGRESSIVE GROWTH STOCK            WILSHIRE SMALL          WILSHIRE NEXT
                                                           PORTFOLIO**                     CAP INDEX              1750 INDEX
11/90                                                                       $10,000                $10,000                 $10,000
12/90                                                                        10,189                 10,459                  10,459
12/91                                                                        15,894                 15,873                  15,325
12/92                                                                        16,839                 18,188                  18,186
12/93                                                                        20,057                 21,464                  21,357
12/94                                                                        21,141                 20,801                  21,065
12/95                                                                        29,448                 26,330                  27,439
12/96                                                                        34,661                 31,588                  31,801
12/97                                                                        39,467                 40,511                  39,348
12/98                                                                        42,446                 40,366                  39,675
AVERAGE ANNUAL TOTAL RETURN
FOR PERIDS ENDED DECEMBER 31, 1998
                                                                           ONE YEAR             FIVE YEARS         SINCE INCEPTION
Aggressive Growth
Stock Portfolio                                                               7.56%                 16.18%                  19.58%
Wilshire Small Cap Index                                                     -0.36%                 13.46%                  18.84%
Wilshire Next 1750 Index                                                      0.83%                 13.19%                  18.58%
**INCEPTION DATE OF 11/30/90.

Since the Portfolio invests primarily in small capitalization issues, the indices that best reflect the Portfolio's performance are the Wilshire Next 1750 Index and Wilshire Small Cap Index.
    The Wilshire Next 1750 is an unmanaged, equally weighted index. Included in this index are those stocks which are ranked 750 to 2500 by market capitalization in the Wilshire 5000. The largest sectors represented in this index are technology, financial services and consumer services. Market capitalization ranges from $1.8 billion to $244 million.
    The Wilshire Small Cap Index is a subset of the Wilshire Next 1750 and includes 250 stocks chosen based upon their size, sector and liquidity characteristics. Each stock is equally weighted in this unmanaged index. The average market capitalization is approximately $930 million. The largest sector weightings include technology, financial services, and consumer services.
    On May 3, 1994, the Northwestern Mutual Aggressive Growth Stock Fund, Inc. (the "Fund") merged into the Northwestern Mutual Series Fund, Inc. Aggressive Growth Stock Portfolio (the "Portfolio"). The Portfolio had no assets prior to the merger. After the merger, the assets of the Portfolio were those of the Fund. The investment objectives, policies, management and expenses of the Portfolio are identical to those of the Fund. Accordingly, the performance of the Fund prior to the merge is included with the performance of the Portfolio in the graph and total return figures above.
    This chart assumes an initial investment of $10,000 made on 11/30/90 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.0%)
*Cambrex Corporation                                        454,200   $   10,901
                                                                      -----------
BUSINESS SERVICES (10.7%)
*Administaff, Inc.                                          309,900        7,748
Boron Lepore & Associates                                   222,800        7,687
Cintas Corporation                                          394,900       27,816
*Interim Services, Inc.                                     497,700       11,634
*The Metzler Group, Inc.                                    473,650       23,061
*Robert Half International, Inc.                            400,150       17,882
*Steiner Leisure, Ltd.                                      480,150       15,365
Stewart Enterprises, Inc.                                   513,300       11,421
                                                                      -----------
    TOTAL                                                                122,614
                                                                      -----------
CAPITAL GOODS (7.0%)
*Ivex Packaging Corporation                                 336,100        7,814
*Jabil Circuit, Inc.                                        318,800       23,790
Kaydon Corporation                                          396,300       15,877
*Kellstrom Industries, Inc.                                 253,900        7,300
*Tetra Tech, Inc.                                           677,443       18,333
*Triumph Group, Inc.                                        189,600        6,067
                                                                      -----------
    TOTAL                                                                 79,181
                                                                      -----------
COMMUNICATION SERVICES (1.5%)
Crown Castle International Co.                              341,300        8,021
*Pacific Gateway Exchange, Inc.                             192,600        9,257
                                                                      -----------
    TOTAL                                                                 17,278
                                                                      -----------
CONSUMER CYCLICAL (15.0%)
*99 Cents Only Stores                                       309,375       15,198
*Catalina Marketing Corporation                             305,200       20,868
*Dollar Tree Stores, Inc.                                   452,300       19,760
Galileo International, Inc.                                 271,500       11,810
General Cable Corporation                                   311,300        6,382
*Getty Images, Inc.                                         575,500        9,891
*Jones Apparel Group, Inc.                                  269,800        5,952
*K&G Men's Center, Inc.                                     420,150        3,729
*Kohl's Corporation                                         238,200       14,634
Linens n Things, Inc.                                        90,000        3,566
*Michaels Stores, Inc.                                       97,200        1,759
*O'Reilly Automotive, Inc.                                  574,300       27,136
Sonic Automotive, Inc.                                      418,400       14,409
*Tower Automotive, Inc.                                     536,200       13,371
*VWR Scientific Products Corporation                        108,000        1,877
                                                                      -----------
    TOTAL                                                                170,342
                                                                      -----------
CONSUMER STAPLES (6.9%)
*American Italian Pasta Co. - CL A                          399,100       10,526
American Tower Systems                                      272,200        8,047
Cardinal Health, Inc.                                       322,777       24,491
*Chancellor Media Corp.                                     187,700        8,986
*Clear Channel Communications, Inc.                         145,200        7,913
Golden State Vintners                                       205,600        2,236

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Infinity Broadcasting                                       152,800   $    4,183
*Lamar Advertising, Co.                                     336,200       12,523
                                                                      -----------
    TOTAL                                                                 78,905
                                                                      -----------
ENERGY (1.7%)
*Barrett Resources Corporation                              177,800        4,267
*Global Industries, Ltd.                                    637,000        3,902
Transocean Offshore Inc.                                    225,100        6,035
*Weatherford International, Inc.                            260,700        5,051
                                                                      -----------
    TOTAL                                                                 19,255
                                                                      -----------
FINANCE (6.0%)
*Affiliated Managers Group                                  257,000        7,678
CMAC Investment Corp.                                       137,500        6,316
*ESG Re Limited                                             268,700        5,441
*Headlands Mortgage Company                                 545,400       11,419
Investors Financial Services Corp.                          205,400       12,247
Knight/Trimark Group                                        607,500       14,542
*Trammell Crow Company                                      391,500       10,962
                                                                      -----------
    TOTAL                                                                 68,605
                                                                      -----------
HEALTHCARE (11.9%)
Bausch & Lomb, Inc.                                         131,800        7,908
*Lincare Holdings, Inc.                                     416,100       16,878
*NCS Healthcare, Inc.                                       125,900        2,990
*Patterson Dental Company                                   355,925       15,483
*Pediatrix Medical Group, Inc.                              261,100       15,650
Province Healthcare                                         359,000       12,879
*PSS World Medical, Inc.                                    656,400       15,097
*Quintiles Transnational Corp.                              364,400       19,450
*Sybron International Corporation                           596,000       16,204
*Wesley Jessen VisionCare, Inc.                             446,800       12,399
                                                                      -----------
    TOTAL                                                                134,938
                                                                      -----------
TECHNOLOGY (27.8%)
*CBT Group Public Limited Company                            37,500          558
*Computer Horizons Corp.                                    347,050        9,240
Comverse Technology                                         242,800       17,239
*Concord EFS, Inc.                                          536,850       22,749
*CSG Systems International, Inc.                            233,400       18,439
*DST Systems, Inc.                                          306,000       17,461
*Gasonics International Corporation                         491,000        4,296
*Gemstar International Group Limited                        298,800       17,106
*Integrated Process Equipment Corp.                         321,600        3,457
J. D. Edwards & Co.                                         366,400       10,397
Microchip Technology                                        348,200       12,883
Molex Incorporated                                          388,946       12,398
Novellus Systems, Inc.                                       80,000        3,960
Paychex, Inc.                                               500,132       25,726
*PMC-Sierra, Inc.                                           262,700       16,583

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*QLogic Corporation                                         155,500   $   20,351
Samina Corp.                                                308,200       19,262
*Saville Systems PLC- ADR                                   307,600        5,843
*Semtech Corporation                                        307,900       11,046
*Sterling Software, Inc.                                    607,100       16,430
Synopsys Inc.                                               123,600        6,705
*Tellabs, Inc.                                              111,900        7,672
Ticketmaster Online                                          10,000          570
*Transaction Systems Architects, Inc.                       283,300       14,165
*Uniphase Corporation                                       268,900       18,655
*World Access, Inc.                                         117,700        2,516
                                                                      -----------
    TOTAL                                                                315,707
                                                                      -----------
TRANSPORTATION (2.3%)
*Heartland Express, Inc.                                    167,000        2,923
*Knight Transportation, Inc.                                489,000       13,050
*Swift Transportation Co., Inc.                             359,700       10,083
                                                                      -----------
    TOTAL                                                                 26,056
                                                                      -----------
    TOTAL COMMON STOCK                                                 1,043,782
                                                                      -----------

MONEY MARKET INVESTMENTS (8.4%)
---------------------------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.2%)
+Federal Home Loan Mortgage Association, 4.92%,
 2/26/99                                                  2,000,000   $    1,985
                                                                      -----------
FINANCE (1.7%)
+Triple A One Funding, 5.55%, 1/19/99                    20,000,000   $   19,945
                                                                      -----------
PERSONAL CREDIT INSTITUTIONS (6.5%)
American Express Credit Corporation, 5.00%, 1/8/99       14,200,000       14,186
American Express Credit Corporation, 5.85%, 1/8/99       20,000,000       19,977
                                                                        MARKET
                                                         SHARES/         VALUE
MONEY MARKET INVESTMENTS (8.4%)                            PAR          (000'S)
---------------------------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (CONTINUED)
General Electric Capital Corporation, 5.51%, 1/26/99     20,000,000   $   19,923
General Electric Capital Corporation, 5.65%, 1/13/99     20,000,000       19,962
                                                                      -----------
    TOTAL                                                                 74,048
                                                                      -----------
    TOTAL MONEY MARKET INVESTMENTS                                        95,978
                                                                      -----------
    TOTAL INVESTMENTS (100.2%) (COST $775,929,704)^                    1,139,760
    OTHER ASSETS, LESS LIABILITIES (-0.2%)                                (2,294)
                                                                      -----------
    TOTAL NET ASSETS (100.0%)                                         $1,137,466
                                                                      -----------

* Non-Income Producing

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $776,905,792 and the net unrealized appreciation of investments based on that cost was $362,854,375 which is comprised of $390,885,948 aggregate gross unrealized appreciation and $28,031,573 aggregate gross unrealized depreciation.

+Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUERS                    CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            84         3/99         $989
 (Total Notional Value at
 12/31/98, $25,167,288)

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Invested Assets:
Long-term appreciation of        Participate in the growth of foreign economies   $671,106,000
capital through diversification  by investing in securities with high long-term into markets outside the United  earnings potential relative to current market
States                           values.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio offers contract owners the opportunity to participate in the growth of companies in countries throughout the world, particularly those with expanding economies. In selecting investments, the principal focus is on identifying undervalued stocks of companies with strong finances and good long-term growth opportunities, rather than on choosing regions of the world in which to invest. The Portfolio is normally fully invested in equity securities.

The year just ended was challenging for international investors, with extraordinary volatility. Asian economic problems continued and Latin American currencies and markets dropped, while most of Europe experienced low inflation, moderate growth and buoyant markets. The Portfolio remains concentrated in Europe, although exposure to these markets has been reduced as prices of many equities reached full valuations. Performance benefited from selected investments in Asia, where several key markets performed well in the second half of 1998. The most significant industry emphasis is telecommunications, which helped performance as prices of many of these securities, particularly European operators, increased significantly during the year. Newer investments include selected positions in cyclical industries such as paper and capital equipment, where low equity prices have created opportunities to invest in quality companies with growth potential.

The International Equity Portfolio is managed for Northwestern Mutual by Templeton Investment Counsel, Inc.

     Asset Allocation

     12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Europe                         57%
Latin America                   8%
Asia                           12%
Australia/New Zealand           6%
North America                   5%
Other                           1%
Non-equity holdings            11%

Top 10 Holdings

12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPANY                                      Country      % OF NET ASSETS
Aegon NV                                 Netherlands                2.57%
Merita Limited "A"                           Finland                2.31%
AXA-UAP SA                                    France                2.25%
Zurich Versicherungs-Gesellschaft        Switzerland                2.19%
Koninklijke Philips Electronics N.V.     Netherlands                2.08%
ING Groep NV                             Netherlands                1.90%
Banque Nationale de Paris, ADR (144a)         France                1.80%
YPF S.A., ADR                              Argentina                1.74%
Iberdrola S.A.                                 Spain                1.64%
National Power                                  U.K.                1.60%

     Performance Relative to the EAFE Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      INTERNATIONAL EQUITY PORTFOLIO#                       EAFE INDEX
4/93                                                               $10,000                                      $10,000
12/93                                                              $12,464                                      $10,970
12/94                                                              $12,451                                      $11,859
12/95                                                              $14,266                                      $13,228
12/96                                                              $17,264                                      $14,068
12/97                                                              $19,384                                      $14,364
12/98                                                              $20,319                                      $17,284
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                    FOR PERIODS ENDED DECEMBER 31, 1998
                                                                                                               ONE YEAR
International Equity Portfolio                                                                                    4.82%
EAFE Index                                                                                                       20.33%
# INCEPTION DATE OF 4/30/93.

4/93
12/93
12/94
12/95
12/96
12/97
12/98
                                    FIVE YEARS       SINCE INCEPTION
International Equity Portfolio          10.27%                13.32%
EAFE Index                               9.52%                10.13%
# INCEPTION DATE OF 4/30/93.

As depicted in the graph, the International Equity Portfolio is compared against the Morgan Stanley Capital International EAFE ("Europe-Australasia-Far East") Index. The index is composed of approximately 1100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The indices are constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U. S. dollars.
  On May 3, 1994, the Northwestern Mutual International Equity Fund, Inc. (the "Fund") merged into the Northwestern Mutual Series Fund, Inc., International Equity Portfolio (the "Portfolio"). The Portfolio had no assets prior to the merger. After the merger, the assets of the Portfolio were those of the Fund. The investment objectives, policies, management and expenses of the Portfolio are identical to those of the Fund. Accordingly, the performance of the Fund prior to the merger is included with the performance of the Portfolio in the graph and total return figures above.
    This chart assumes an initial investment of $10,000 made on 4/30/93 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
CAPITAL EQUIPMENT (6.8%)
Alcatel Alsthom DG        Fr.                40,000  $    4,898
+Alcatel Alsthom , ADR    Fr.                18,400         446
BTR PLC                   U.K.              202,312         397
BTR, PLC "A"              U.K.            4,610,531       9,473
*Fairview Holdings PLC    U.K.              450,223         667
Granges AB                Swe.              188,100       2,715
Hong Kong Aircraft &
 Engineering              H.K.            2,680,700       3,668
Rolls- Royce PLC          U.K.              745,000       3,099
Koninklijke Philips
 Electronics N.V.         Neth.             208,400      13,992
Sirti SPA                 Italy             643,000       3,888
VA Technologies AG
 Bearer                   Aus.               30,000       2,601
                                                     -----------
    TOTAL                                                45,844
                                                     -----------
CONSUMER GOODS (11.5%)
Albert Fisher Group PLC   U.K.            5,967,096         595
#Autoliv, Inc. IDR        Swe.               65,000       2,334
Autoliv, Inc.             Swe.              279,100      10,379
Cafe de Coral Holdings,
 Ltd.                     H.K.            7,672,000       2,401
Fiat SPA Ord.             Italy           1,527,900       5,319
Hillsdown Holdings        U.K.              900,446       1,124
Medeva PLC                U.K.            4,250,000       7,566
Nycomed Amersham PLC      U.K.            1,323,110       9,204
Ono Pharmaceutical Co.,
 Ltd.                     Jpn.              233,000       7,292
Tate & Lyle, PLC          U.K.              762,600       4,111
*Terranova Foods PLC      U.K.              450,223         824
+Teva Pharmaceutical
 Industries Ltd., ADR     Israel            178,200       7,251
Sony Corporation          Jpn.               87,500       6,384
Vitro SA NPV              Mex.              768,400       1,127
Volvo Aktiebolaget, B
 Free                     Swe.              433,000       9,936
Yizheng Chemical Fibre
 Company                  China          12,469,200       1,143
                                                     -----------
    TOTAL                                                76,990
                                                     -----------
ENERGY (14.0%)
BG PLC                    U.K.              701,752       4,518
*Centrica PLC             U.K.            1,913,200       3,931
Electricidad de Caracas   Venz.              12,792           6
Endesa S.A.               Sp.               252,000       6,687
EVN Energie Versorgung    Aus.               38,400       5,440
+Gener S.A., ADR          Chile             262,800       4,205
Hong Kong Electric        H.K.            1,790,000       5,430
Iberdrola S.A.            Sp.               587,500      11,008

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
ENERGY (CONTINUED)
Korea Electric Power
 Corp.                    Kor.               33,000  $      818
National Power            U.K.            1,246,864      10,766
Petroleo Brasileiro SA -
 Petrobras                Braz.          32,500,000       3,685
Ranger Oil Limited        Can.            1,055,400       4,683
Repsol S.A.               Sp.               122,000       6,518
Saga Petroleum            Norw.             260,000       2,372
Societe Nationale Elf
 Aquitaine                Fr.                66,801       7,725
Thames Water              U.K.              230,104       4,441
+YPF S.A., ADR            Arg.              418,500      11,692
                                                     -----------
    TOTAL                                                93,925
                                                     -----------
FINANCE (25.8%)
Aegon NV                  Neth.             140,384      17,250
Australia & New Zealand
 Bank Group               Austrl.         1,506,097       9,866
AXA-UAP SA                Fr.               104,063      15,089
Banco Bradesco SA         Braz.         623,750,000       3,459
*Banco Bradesco SA,
 Rights                   Braz.          25,853,902          15
Banco de Andulucia        Sp.               120,000       5,454
Banco Itau S.A.           Braz.           2,079,000       1,015
Bangkok Bank Public
 Company Ltd              Thai.           3,193,000       6,591
+Banque Nationale de
 Paris, ADR (144A)        Fr.               146,500      12,069
Barclays PLC              U.K.              245,016       5,283
BPI SGPS SA               Port.             189,363       6,426
Compagnie Financiere de
 Paribas                  Fr.                71,300       6,199
Canadian Imperial Bank
 of Commerce              Can.              113,200       2,801
Deutsche Bank AG          Ger.               98,600       5,804
EXEL Limited              Ber.              131,100       9,833
HSBC Holdings             H.K.              316,979       7,897
ING Groep NV              Neth.             209,000      12,751
Merita Limited "A"        Fin.            2,436,000      15,491
PartnerRe Ltd.            Ber.              226,600      10,367
**Peregrine Investments
 Holdings, Ltd.           H.K.              262,000          --
Reinsurance Australia
 Corporation Limited      Austrl.         2,908,000       4,461
Unibanco Uniao de Bancos  Braz.          14,033,500         488
Zurich Versicherungs-
 Gesellschaft             Swtz.              19,900      14,735
                                                     -----------
    TOTAL                                               173,344
                                                     -----------
MATERIALS (10.6%)
Agrium, Inc.              Can.              473,300       4,112
Akzo Nobel NV             Neth.             117,700       5,362

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
MATERIALS (CONTINUED)
Bayer AG                  Ger.              157,000  $    6,556
British Steel PLC         U.K.            5,270,900       8,002
Carte Holt Harvey Ltd.    N.Z.            3,929,357       3,529
Elkem A S Oslo ord "A"    Norw.             192,000       2,293
European Vinyls Corp.
 EVC International        Neth.              68,985         548
Grupo Mexico, B Shares    Mex.            1,320,000       2,936
Hepworth PLC              U.K.              607,200       1,596
Metsa Serla Oyj           Fin.              277,500       2,220
+Minorco SA, ADR          Lux.              318,150       4,832
+Pechiney "A", ADR        Fr.                48,183         776
Pechiney SA "A"           Fr.                19,000         621
Pioneer International
 Ltd.                     Austrl.         3,197,946       6,767
Rhone Poulenc SA, Series
 A                        Fr.               149,108       7,677
Stora Enso OYJ- R         Fin.              754,400       6,764
Stora Kapparbergs,
 Series B                 Swe.              350,000       3,886
Union Minerie, NPV        Bel.               65,171       2,481
                                                     -----------
    TOTAL                                                70,958
                                                     -----------
MULTI-INDUSTRY (3.4%)
Amer Group Ltd., "A"      Fin.              175,000       1,821
Elementis PLC             U.K.            1,494,000       2,038
Hutchinson Whampoa        H.K.              798,000       5,639
Jardine Matheson
 Holdings                 Sing.           1,212,301       3,128
Jardine Strategic
 Holdings                 Sing.           1,019,055       1,478
Swire Pacific Class "A"   H.K.            1,459,500       6,537
Swire Pacific Limited
 "B"                      H.K.            3,534,200       2,349
                                                     -----------
    TOTAL                                                22,990
                                                     -----------
SERVICES (17.1%)
Air New Zealand Ltd. "B"  N.Z.            1,150,000       1,810
British Telecom           U.K.              608,000       9,145
*Cable & Wire Optus Ltd.  Austrl.         2,674,560       5,627
+Compania Anonima
 Nacional, ADR            Venz.             293,000       5,219
+Compania de
 Telecommunicaciones,
 ADR                      Chile             155,125       3,209
David Jones Ltd.          Austrl.           742,100         819
*Embratel Participacoes
 S.A.                     Braz.          13,669,682       1,259
Hitachi Zosen
 Corporation              Jpn.              192,000         266
Hong Kong
 Telecommunications Ltd.  H.K.            6,100,000      10,668
Hyder PLC                 U.K.              371,666       4,669
                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
SERVICES (CONTINUED)
Hyder PLC Cum. Red. Pfd.  U.K.              401,400  $      795
Laidlaw Inc.              Can.               82,600         831
Mayne Nickless Ltd.       Austrl.         1,671,600       6,203
Moebel Walther AG PFD     Ger.              103,297       3,535
+Phillipine Long
 Distance Telephone, ADR  Phil.             127,000       3,294
+PT Indosat, ADR          Indo.             146,600       1,787
+Quantas Airways (144A)
 ADR                      Austrl.           165,000       3,370
SGS Societe Generale de
 Surveillance Holding SA  Swtz.                 885         867
Singapore Airlines Ltd.   Sing.             105,000         770
+SK Telecom Co., LTD.,
 ADR                      Fr.               245,037       2,496
*Sobeys Canada Inc        Can.               85,258         944
Somerfield PLC            U.K.              860,766       5,757
South China Morning Post
 Ltd.                     H.K.            2,554,000       1,310
*Swisscom AG              Swtz.              21,040       8,807
*Tele Celular Sul
 Participacoes S.A.       Braz.               9,429         144
Tele Centro Oeste
 Celular Participacoes
 S.A.                     Braz.              27,300          80
Tele Centro Sul
 Participacoes S.A.       Braz.              16,380         685
*Tele Leste Celular
 Participacoes SA         Braz.          17,647,838          53
Tele Nordeste Celular
 Participacoes S.A.       Braz.               4,095          76
Tele Norte Celular
 Participacoes S.A.       Braz.               1,638          37
Tele Norte Leste
 Participacoes S.A.       Braz.              81,900       1,019
*Tele Sudeste Celular
 Participacoes S.A.       Braz.          17,662,580         389
Telecom Italia SPA        Italy           1,200,000       7,568
*Telecomunicacois
 Brasileiras SA           Braz.          17,728,100          10
+Telefonica de Argentina
 SA, ADR                  Argentina         146,300       4,087
+Telefonica del Peru SA
 B shares, ADR            Peru              115,300       1,463
+Telefonos de Mexico SA   Mex.              117,802       5,735
Telemig Celular
 Participacoes S.A.       Braz.               4,095          87

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
SERVICES (CONTINUED)
*Telesp Celular
 Participacoes S.A.       Braz.          17,678,960  $      649
*Telesp Participacoes
 S.A.                     Braz.          17,728,100       2,038
The Peninsular and
 Oriental Steam
 Navigation Company       U.K.              548,000       6,495
Vendex NV                 Neth.              39,621         963
                                                     -----------
    TOTAL                                               115,035
                                                     -----------
    TOTAL COMMON STOCK                                  599,086
                                                     -----------

BONDS (0.7%)
-------------------------------------------------------------------
SBC Communications DECS,
 3.071%, 3/15/01                U.S.            99,350  $    4,421
                                                        -----------
    TOTAL BONDS                                              4,421
                                                        -----------

MONEY MARKET INVESTMENTS
 (10.5%)
-------------------------------------------------------------------
FINANCE (4.1%)
CXC Incorporated, 5.375%,
 1/26/99                        U.S.        12,600,000  $   12,553
Triple A One Funding, 5.55%,
 1/19/99                        U.S.        15,000,000      14,958
                                                        -----------
    TOTAL                                                   27,511
                                                        -----------
PERSONAL CREDIT INSTITUTIONS (1.5%)
General Electric Capital
 Corp., 5.65%, 1/13/99          U.S.        10,000,000       9,981
                                                        -----------
SHORT TERM BUSINESS CREDIT (4.9%)
American Express Credit,
 5.00%, 1/8/99                  U.S.        18,000,000      17,981

                                                          MARKET
MONEY MARKET INVESTMENTS                     SHARES/       VALUE
 (10.5%)                         COUNTRY       PAR        (000'S)
-------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (CONTINUED)
CIT Group Inc., 5.75%, 1/20/99  U.S.        15,000,000  $   14,955
                                                        -----------
    TOTAL                                                   32,936
                                                        -----------
    TOTAL MONEY MARKET
     INVESTMENTS                                            70,428
                                                        -----------
    TOTAL INVESTMENTS (100.4%)
     (COST $626,944,284)^                                  673,935
    OTHER ASSETS, LESS
     LIABILITIES (-0.4%)                                    (2,829 )
                                                        -----------
    TOTAL NET ASSETS (100.0%)                           $  671,106
                                                        -----------

 * Non-Income Producing
 + ADR-American Depository Receipt
 # IDR-International Depository Receipt

 144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

 DECS-Debt Exchangeable for Common Stock

**Defaulted Security

 Investment Percentages by Country:

   5.51%  Australia

   8.58    France

   6.82    Hong Kong

   7.55    Netherlands

  15.51    United Kingdom

  11.12    U.S.

  44.91    Other

 100.00    Total

 ^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $626,983,601 and the net unrealized appreciation of investments based on that cost was $46,947,724 which is comprised of $141,631,589 aggregate gross unrealized appreciation and $94,683,865 gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Invested Assets:
Long-term appreciation of        Hold a diversified mix of high quality growth    $421,282,000
capital with moderate risk       stocks of medium and large companies with
                                 above-average potential for earnings growth.

GROWTH STOCK PORTFOLIO

The Growth Stock Portfolio is invested in high quality companies of large to medium capitalization with strong financial characteristics and the ability to generate internal growth. A key factor in stock selection is the choice of industries with good earnings potential, based on analysis of economic trends to determine their impact on various sectors of the economy. Stock selection is made through "top down" analysis: first industry and market sector choices are made based on the economic environment, and then the most promising companies within each sector are selected as holdings. A strategy of this portfolio is to go beyond the most familiar "blue chip" names to seek out medium-sized companies with stock prices that do not yet reflect their potential for growth. Diversification across 70 to 90 stocks in a wide range of industry groups reduces the portfolio's risk profile.

The Portfolio benefited from the equity market's strength during 1998, especially from continued market leadership by the largest companies. Holdings in the overweighted consumer cyclical segment, especially retailers such as Kohl's and Wal-Mart, performed quite well, as optimistic consumers used increasing disposable income to maintain their spending spree. Despite the portfolio's underweighted position in high-tech stocks, major increases in the prices of holdings such as Intel and Microsoft were an important factor in the overall gains. Especially during the fourth quarter, holdings of pharmaceuticals including Merck and Bristol-Myers contributed to performance. An underweighting of basic industry stocks was beneficial, as weak demand from Asia hurt demand for capital goods.

      Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Cyclicals                   16%
Consumer Staples                     16%
Technology                           14%
Health Care                          10%
Basic Materials/Capital Goods        10%
Finance                               8%
Energy                                5%
Other Industries                      9%
Index Futures                         6%
Cash Equivalents                      6%

Top 10 Holdings

12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         GENERAL ELECTRIC COMPANY              2.78%
MCI WorldCom, Inc.                               2.62%
Microsoft Corporation                            2.59%
International Business Machines Corporation      2.17%
Kohl's Corporation                               2.05%
Wal-Mart Stores, Inc.                            2.05%
Cisco Systems, Inc.                              1.95%
Pfizer Inc.                                      1.95%
Harley-Davidson, Inc.                            1.93%
Fiserv, Inc.                                     1.93%

     Performance Relative to S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                GROWTH STOCK

                                                      PORTFOLIO#         S&P 500 INDEX
5/94                                                     $10,000               $10,000
12/94                                                    $10,155               $10,320
12/95                                                    $13,285               $14,180
12/96                                                    $16,063               $17,413
12/97                                                    $20,858               $23,211
12/98                                                    $26,425               $29,826
AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED DECEMBER 31, 1998
                                                        ONE YEAR       SINCE INCEPTION
Growth Stock Portfolio                                    26.69%                23.17%
S&P 500 Index                                             28.50%                26.41%
#NOTE: INCEPTION DATE OF 5/3/94.

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31,1998

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.6%)
Ecolab, Inc.                                                  181,900   $  6,583
                                                                        ---------
CAPITAL GOODS (8.2%)
AlliedSignal, Inc.                                             52,400      2,322
Avery Dennison Corporation                                     83,900      3,781
Emerson Electric Co.                                           49,300      3,084
General Electric Company                                      114,500     11,686
Lockheed Martin Corporation                                    19,800      1,678
*Republic Services, Inc.                                       94,000      1,733
Tyco International Ltd.                                       100,600      7,589
Waste Management, Inc.                                         62,400      2,909
                                                                        ---------
    TOTAL                                                                 34,782
                                                                        ---------
COMMUNICATION SERVICES (5.4%)
AT&T Corp.                                                    103,508      7,789
GTE Corporation                                                56,900      3,837
MCI WorldCom, Inc.                                            153,500     11,014
                                                                        ---------
    TOTAL                                                                 22,640
                                                                        ---------
CONSUMER CYCLICAL (16.6%)
*Barnes & Noble, Inc.                                          71,000      3,018
Borg-Warner Automotive, Inc.                                   48,900      2,729
Centex Corporation                                             45,000      2,028
Dayton Hudson Corporation                                      67,000      3,635
Ford Motor Company                                             79,000      4,636
Harley-Davidson, Inc.                                         171,500      8,125
Home Depot, Inc.                                              119,500      7,312
*Kohl's Corporation                                           140,600      8,638
Lennar Corporation                                             45,600      1,151
Mattel, Inc.                                                   30,000        684
McGraw-Hill Companies Inc.                                     44,600      4,544
The New York Times Company                                    129,200      4,482
Servicemaster Co.                                             245,250      5,411
Tribune Company                                                76,000      5,016
Wal-Mart Stores, Inc.                                         105,900      8,624
                                                                        ---------
    TOTAL                                                                 70,033
                                                                        ---------
CONSUMER STAPLES (15.6%)
Anheuser-Busch Companies, Inc.                                 55,500      3,642
Benckiser N.V.                                                 69,000      4,407
Campbell Soup Company                                          52,800      2,904
Dial Corp.                                                    158,100      4,565
Hershey Foods Corporation                                      77,300      4,807
McDonald's Corporation                                         80,200      6,145
Newell Co.                                                     98,600      4,067
PepsiCo, Inc.                                                 174,100      7,127
Philip Morris Companies, Inc.                                  89,200      4,772
Procter & Gamble Company                                       62,400      5,698
The Quaker Oats Company                                        52,600      3,130
Unilever NV                                                    51,100      4,238
Walgreen Co.                                                  131,200      7,683
Walt Disney Company                                            79,600      2,388
                                                                        ---------
    TOTAL                                                                 65,573
                                                                        ---------

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
ENERGY (5.0%)
British Petroleum Company PLC                                  49,000   $  4,392
Chevron Corporation                                            28,300      2,347
*Conoco, Inc.                                                 121,000      2,526
Diamond Offshore Drilling, Inc.                                50,000      1,184
Exxon Corporation                                              26,800      1,960
Mobil Corporation                                              38,600      3,363
*R&B Falcon Corporation                                        60,900        464
Schlumberger Limited                                           44,600      2,057
Tosco Corporation                                              61,000      1,578
Transocean Offshore Inc.                                       39,600      1,062
                                                                        ---------
    TOTAL                                                                 20,933
                                                                        ---------
FINANCE (8.1%)
Associates First Capital Corporation                           80,208      3,399
BankAmerica Corporation                                        52,501      3,157
Chase Manhattan Corporation                                    76,880      5,233
Citigroup, Inc.                                                36,000      1,782
Fifth Third Bancorp                                            73,300      5,227
First Union Corporation                                        83,100      5,054
Morgan Stanley Dean Witter & Co.                               68,700      4,878
The Bank New York Company, Inc.                               133,300      5,365
                                                                        ---------
    TOTAL                                                                 34,095
                                                                        ---------
HEALTHCARE (9.6%)
Bristol-Myers Squibb Company                                   54,000      7,226
Eli Lilly and Company                                          46,900      4,168
Guidant Corporation                                            25,800      2,844
Johnson & Johnson                                              49,100      4,118
Medtronic, Inc.                                                80,600      5,985
Merck & Co., Inc.                                              35,700      5,272
Pfizer, Inc.                                                   65,400      8,204
Warner-Lambert Company                                         38,600      2,902
                                                                        ---------
    TOTAL                                                                 40,719
                                                                        ---------
TECHNOLOGY (14.0%)
*Cisco Systems, Inc.                                           88,500      8,214
Compaq Computer Corporation                                   101,200      4,244
*DST Systems, Inc.                                             41,200      2,351
*Fiserv, Inc.                                                 157,650      8,109
Hewlett-Packard Company                                        47,400      3,238
Intel Corporation                                              57,300      6,794
International Business Machines Corporation                    49,400      9,127
Lucent Technologies, Inc.                                      41,342      4,548
*Microsoft Corporation                                         78,700     10,915
W.W. Grainger, Inc.                                            30,000      1,249
                                                                        ---------
    TOTAL                                                                 58,789
                                                                        ---------
TRANSPORTATION (3.3%)
AMR Corporation                                                34,800      2,066
Canadian National Railway Company                              61,500      3,190
*FDX Corporation                                               28,500      2,537
*Midwest Express Holdings, Inc.                               103,500      2,724

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31,1998

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
Southwest Airlines Co.                                        143,850   $  3,228
                                                                        ---------
    TOTAL                                                                 13,745
                                                                        ---------
UTILITIES (0.4%)
Enron Corporation                                              28,100      1,602
                                                                        ---------
    TOTAL COMMON STOCK                                                   369,494
                                                                        ---------

                                                                         MARKET
                                                                          VALUE
MONEY MARKET INVESTMENTS (12.2%)                             PAR         (000'S)
---------------------------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.3%)
+Federal Home Loan Mortgage Corp., 4.919%, 02/26/99           200,000   $    198
+Federal National Mortgage Association, 4.94%, 02/25/99     1,000,000        992
+Federal National Mortgage Association, 4.98%, 03/15/99       100,000         99
                                                                        ---------
    TOTAL                                                                  1,289
                                                                        ---------
FINANCE (4.8%)
CIT Group, Inc., 5.749%, 01/20/99                           6,000,000      5,982
+CXC Incorporated, 5.375%, 01/20/99                        10,000,000      9,963
+Triple A One Funding Group, 5.549%, 01/19/99               4,400,000      4,388
                                                                        ---------
    TOTAL                                                                 20,333
                                                                        ---------
PERSONAL CREDIT INSTITUTIONS (2.6%)
General Electric Capital Corp., 5.65%, 01/13/99             5,000,000      4,991
+General Electric Capital Corp., 5.51%, 01/26/99            6,100,000      6,077
                                                                        ---------
    TOTAL                                                                 11,068
                                                                        ---------

                                                                         MARKET
                                                                          VALUE
MONEY MARKET INVESTMENTS (12.2%)                             PAR         (000'S)
---------------------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (4.5%)
American Express Credit, 5.00%, 01/08/99                   14,000,000   $ 13,986
+American Express Credit, 5.85%, 01/08/99                   5,000,000      4,994
                                                                        ---------
    TOTAL                                                                 18,980
                                                                        ---------
    TOTAL MONEY MARKET INVESTMENTS                                        51,670
                                                                        ---------
    TOTAL INVESTMENTS (100.0%) (COST $288,025,070)^                      421,164
    OTHER ASSETS, LESS LIABILITIES (0.0%)                                    118
                                                                        ---------
    TOTAL NET ASSETS (100.0%)                                           $421,282
                                                                        ---------

* Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUERS                    CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            86         3/99        $1,554
 (Total Notional Value at
 12/31/98, $25,223,900)

^At December 31, 1998, the aggregate cost of securities for federal tax purposes was $288,036,724 and the net unrealized appreciation of investments based on that cost was $133,127,817 which is comprised of $138,565,266 aggregate gross unrealized appreciation and $5,437,449 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

GROWTH AND INCOME STOCK PORTFOLIO
--------------------------------------------------------------------------------

Objective:                           Portfolio Strategy:                                    Invested Assets:
Long-term growth of capital and      Actively manage a portfolio of equity securities with  $570,970,000
income, consistent with moderate     a goal of exceeding the total return of the S&P 500
investment risk                      Index.

GROWTH AND INCOME STOCK PORTFOLIO
The Growth and Income Stock Portfolio invests mainly in large-capitalization stocks, with a focus on seeking the best values in the market based on long-term earnings forecasts. A sector balance very close to that of the S&P 500 Index is normally maintained, with the emphasis on undervalued stocks within each industry group; a valuation discipline mandates the sale of stocks regarded as overvalued. More focus is placed on capital appreciation and dividend growth than on current dividends. The Portfolio is normally fully invested in equity securities.

The last year has been a difficult time for the value-oriented investment style that guides the Growth and Income Stock Portfolio. While returns from the S&P 500 Index were quite good, market leadership was very narrow, with few small to mid-size companies participating. The technology and retail sectors were up dramatically, while returns from cyclical industries such as basic industry, capital goods and transportation were low or negative. Technology holdings such as Cisco, EMC, IBM, and Sun Microsystems contributed greatly to the Portfolio's total return of 23.1% for the year. Other strong performers were consumer stocks including Anheuser-Busch and Philip Morris and Comcast, a cable television company. Energy holdings were hurt by falling oil prices, while capital goods stocks were weak, in line with their industries.

The Growth and Income Stock Portfolio is managed for Northwestern Mutual by J.
P. Morgan Investment Management, Inc.

       Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                                17%
Finance                                   15%
Basic Materials/Capital Goods             15%
Consumer Staples                          14%
Consumer Cyclical                         10%
Health Care                                9%
Energy                                     7%
Other Industries                          12%
Cash Equivalents                           2%

Top 10 Holdings

12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPANY                                                      % OF NET ASSETS
MCI WorldCom, Inc.                                                     3.30%
Monsanto Co                                                            3.22%
BankAmerica Corp                                                       3.15%
American Home Products Corp.                                           2.92%
Philip Morris Companies Inc.                                           2.90%
International Business Machines Corporation                            2.79%
Bristol Myers Squibb Co.                                               2.65%
Mobil Corp.                                                            2.59%
Procter & Gamble Company                                               2.58%
Waste Mangement Inc.                                                   2.50%

     Performance Relative to S&P 500 Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  GROWTH & INCOME STOCK PORTFOLIO
                 5/94                                         $10,000
12/94                                                                               $10,034
12/95                                                                               $13,156
12/96                                                                               $15,783
12/97                                                                               $20,523
12/98                                                                               $25,271
Growth & Income Stock Portfolio
S&P 500 Index

                                                           S&P 500 INDEX
                 5/94                                         $10,000
12/94                                                                               $10,320
12/95                                                                               $14,180
12/96                                                                               $17,413
12/97                                                                               $23,211
12/98                                                                               $29,826
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED DECEMBER 31, 1998
                                                                                   ONE YEAR           SINCE INCEPTION

Growth & Income Stock Portfolio                                                      23.14%                    22.00%

S&P 500 Index                                                                        28.50%                    26.41%


The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

GROWTH & INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
BASIC MATERIALS (6.5%)
Albemarle Corporation                      21,200  $      504
Allegheny Teledyne, Inc.                  129,100       2,639
Monsanto Company                          387,300      18,397
Rohm and Haas Company                     250,100       7,534
*Smurfit-Stone Container Corporation      502,334       7,943
                                                   -----------
    TOTAL                                              37,017
                                                   -----------
CAPITAL GOODS (8.7%)
AlliedSignal, Inc.                        153,300       6,793
*Coltec Industries, Inc.                  433,000       8,444
Cooper Industries, Inc.                   121,000       5,770
General Electric Company                   37,600       3,838
*Republic Services, Inc.                  102,200       1,884
Tyco International Ltd.                   117,669       8,879
Waste Management, Inc.                    306,417      14,287
                                                   -----------
    TOTAL                                              49,895
                                                   -----------
COMMUNICATION SERVICES (7.1%)
GTE Corporation                           141,900       9,569
MCI WorldCom, Inc.                        262,506      18,835
SBC Communications, Inc.                  222,200      11,915
                                                   -----------
    TOTAL                                              40,319
                                                   -----------
CONSUMER CYCLICAL (10.3%)
*AutoZone, Inc.                            75,300       2,480
*Cendant Corporation                      252,800       4,819
Circuit City Stores, Inc.                  56,500       2,821
Dayton Hudson Corporation                 112,900       6,125
The Gap, Inc.                              56,500       3,178
International Game Technology             244,800       5,952
Mattel, Inc.                              244,700       5,582
*Mirage Resorts, Incorporated             281,800       4,209
The News Corporation Limited              209,800       5,547
Service Corporation International         204,400       7,780
The TJX Companies, Inc.                   161,400       4,681
Wal-Mart Stores, Inc.                      69,900       5,692
                                                   -----------
    TOTAL                                              58,866
                                                   -----------
CONSUMER STAPLES (13.6%)
Anheuser-Busch Companies, Inc.             69,900       4,587
Campbell Soup Company                      78,000       4,290
Comcast Corporation                        59,200       3,474
*Fred Meyer, Inc.                         126,400       7,616
Kimberly-Clark Corporation                107,600       5,864
PepsiCo, Inc.                             204,200       8,359
Philip Morris Companies, Inc.             309,300      16,548
Procter & Gamble Company                  161,400      14,738
Ralston Purina Group                       88,700       2,872
The Seagram Company Ltd.                   88,700       3,371
*Tele Communications, Inc.                110,300       6,101
                                                   -----------
    TOTAL                                              77,820
                                                   -----------

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
ENERGY (7.1%)
*Input/Output, Inc.                       683,100  $    4,995
Mobil Corporation                         169,400      14,759
Shell Transport & Trading Company         357,700      13,302
Tosco Corporation                         277,000       7,167
                                                   -----------
    TOTAL                                              40,223
                                                   -----------
FINANCE (14.6%)
Astoria Financial Corporation              83,235       3,808
BankAmerica Corporation                   298,843      17,968
Bankers Trust Corporation                  64,500       5,511
Citigroup Inc.                            173,450       8,586
Fannie Mae                                 26,600       1,968
KeyCorp                                   164,000       5,248
Marsh & McLennan Companies, Inc.           82,050       4,796
MBIA, Inc.                                 94,100       6,169
Newcourt Credit Group Inc.                113,600       3,969
Starwood Hotels & Resorts                 329,396       7,473
UNUM Corporation                          147,900       8,634
Washington Mutual, Inc.                   243,200       9,287
                                                   -----------
    TOTAL                                              83,417
                                                   -----------
HEALTHCARE (9.0%)
*Alza Corporation                          43,000       2,247
American Home Products Corporation        295,800      16,657
Bristol-Myers Squibb Company              113,200      15,148
*Forest Laboratories, Inc.                 61,900       3,292
*Genzyme Corporation (General
 Division)                                131,800       6,557
*Genzyme Molecular Oncology                14,219          46
*HEALTHSOUTH Corporation                  231,500       3,574
*Humana, Inc.                              34,300         611
Warner-Lambert Company                     43,000       3,233
                                                   -----------
    TOTAL                                              51,365
                                                   -----------
TECHNOLOGY (16.6%)
AutoDesk, Inc.                             88,700       3,786
*Cisco Systems, Inc.                      145,225      13,479
Compaq Computer Corporation               158,000       6,626
*EMC Corporation                           91,400       7,769
Intel Corporation                          96,800      11,477
International Business Machines
 Corporation                               86,100      15,907
Lucent Technologies Inc.                   67,200       7,392
*Microsoft Corporation                     96,800      13,425
*Oracle Corporation                        53,800       2,320
*Sun Microsystems, Inc.                    94,100       8,057
Texas Instruments, Incorporated            53,800       4,603
                                                   -----------
    TOTAL                                              94,841
                                                   -----------
TRANSPORTATION (2.3%)
Union Pacific Corporation                 295,800      13,329
                                                   -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
UTILITIES (2.5%)
K N Energy, Inc.                           21,500  $      782
Northern States Power Company              53,900       1,496
PP & L Resources, Inc.                    285,100       7,947
Wisconsin Energy Corporation              128,900       4,052
                                                   -----------
    TOTAL                                              14,277
                                                   -----------
    TOTAL COMMON STOCK                                561,369
                                                   -----------

                                                                        MARKET
                                                                         VALUE
MONEY MARKET INVESTMENTS (1.6%)                              PAR        (000'S)
--------------------------------------------------------------------------------
FINANCE LESSORS (.1%)
Triple A One Funding, 5.55%, 1/19/99                         500,000   $    499
                                                                       ---------
PERSONAL CREDIT INSTITUTIONS (.9%)
General Electric Capital Corporation, 5.65%, 1/13/99       1,000,000        998
General Electric Capital Corporation, 5.51%, 1/26/99       2,000,000      1,992
Variable Funding Capital Corp., 5.95%, 1/11/99             2,000,000      1,997
                                                                       ---------
    TOTAL                                                                 4,987
                                                                       ---------

                                                                        MARKET
                                                                         VALUE
MONEY MARKET INVESTMENTS (1.6%)                              PAR        (000'S)
--------------------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (.6%)
American Express Credit, 5.00%, 1/8/99                       600,000   $    599
American Express Credit, 5.85%, 1/8/99                     1,000,000        999
CIT Group, 5.75%, 1/20/99                                  2,000,000      1,994
                                                                       ---------
    TOTAL                                                                 3,592
                                                                       ---------
    TOTAL MONEY MARKET INVESTMENTS                                        9,078
                                                                       ---------
    TOTAL INVESTMENTS (99.9%) (COST $517,081,519)^                      570,447
    OTHER ASSETS, LESS LIABILITIES (0.1%)                                   523
                                                                       ---------
    TOTAL NET ASSETS (100.0%)                                          $570,970
                                                                       ---------

* Non-Income Producing

^At December 31,1998, the aggregate cost of securities for federal income tax purposes was $519,130,218 and the net unrealized appreciation of investments based on that cost was $51,316,579 which is comprised of $83,932,797 aggregate gross unrealized appreciation and $32,616,218 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

INDEX 500 STOCK PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Long-term capital appreciation   Invest in a portfolio designed to approximate    $1,690,680,000
through cost-effective           the composition and returns of the S&P 500
participation in broad market    Index.
performance

INDEX 500 STOCK PORTFOLIO

The Index 500 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index. This composite of 500 stocks of large U.S.-based companies, compiled by Standard & Poor's Corporation, is generally regarded as a good proxy for the overall U.S. equity market; the Portfolio therefore enables contract owners to participate in overall performance of the equity market. The Portfolio continues to achieve the objective of matching the results of the S&P 500 before expenses.

      Sector Allocation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                           19%
Finance                              16%
Consumer Staples                     15%
Health Care                          12%
Basic Materials/Capital Goods        11%
Consumer Cyclicals                    9%
Energy                                6%
Other Industries                     12%

Top 10 Holdings

12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         TOP 10 HOLDINGS 12/31/98              % OF NET ASSETS
Microsoft Corporation                                      3.41%
General Electric Company                                   3.32%
Intel Corporation                                          1.99%
Wal-Mart Stores, Inc.                                      1.82%
Exxon Corporation                                          1.78%
Merck & Co., Inc.                                          1.76%
International Business Machines Corporation                1.72%
The Coca-Cola Company                                      1.65%
Pfizer Inc.                                                1.64%
Lucent Technologies Inc.                                   1.45%

     Performance Relative to S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               INDEX 500 PORTFOLIO      S&P 500 INDEX
12/88                                                         $10,000           $10,000
12/89                                                         $11,839           $13,170
12/90                                                         $11,328           $12,762
12/91                                                         $14,702           $16,654
12/92                                                         $15,369           $17,920
12/93                                                         $16,891           $19,730
12/94                                                         $17,096           $19,966
12/95                                                         $23,464           $27,434
12/96                                                         $28,802           $33,689
12/97                                                         $38,364           $44,907
12/98                                                         $49,384           $57,706
AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED DECEMBER 31, 1998
                                                             ONE YEAR        FIVE YEARS      TEN YEARS
Index 500 Portfolio                                            28.72%            23.93%         17.32%
S&P 500 Index                                                  28.50%            23.94%         19.16%

On April 30, 1993, the Portfolio was indexed to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index. Before that date, the Portfolio was actively managed.
    The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    This chart assumes an initial investment of $10,000 made on 12/31/88. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.           39,100  $     1,564
Alcan Aluminum Limited                   38,400        1,039
Allegheny Teledyne, Inc.                 33,235          679
Aluminum Co. of America                  31,500        2,349
Archer Daniels Midland Company          101,080        1,737
ASARCO, Inc.                              6,600           99
Barrick Gold Corporation                 63,000        1,229
Battle Mountain Gold Company             38,100          157
Bemis Company, Inc.                       9,000          341
*Bethlehem Steel Corporation             21,500          180
B. F. Goodrich Company                   12,500          448
Boise Cascade Corporation                 9,500          295
Champion International                   16,100          652
Cyprus Amax Minerals Co.                 15,550          156
Dow Chemical Company                     37,800        3,437
E.I. du Pont de Nemours & Co.           191,000       10,135
Eastman Chemical Company                 13,425          601
Ecolab, Inc.                             21,900          793
Engelhard Corp.                          24,400          476
*FMC Corporation                          5,800          325
Freeport-McMoRan Copper & Gold,
 Inc.                                    30,400          317
Georgia Pacific Group                    15,700          919
Great Lakes Chemical                     10,000          400
Hercules Inc.                            16,000          438
Homestake Mining Company                 40,300          370
Inco Limited                             28,000          296
International Flavors & Fragrances,
 Inc.                                    18,100          800
International Paper Company              51,900        2,326
Louisiana Pacific Corporation            18,500          339
Mead Corp.                               17,500          513
Monsanto Company                        101,400        4,817
Morton International, Inc.               22,000          539
Nalco Chemical Company                   11,100          344
Newmont Mining Corporation               28,180          509
Nucor Corp.                              14,900          644
Phelps Dodge Corporation                  9,900          504
Pioneer Hi-Bred International            40,800        1,102
Placer Dome, Inc.                        42,200          485
Potlatch Corporation                      4,900          181
PPG Industries, Inc.                     29,900        1,742
Praxair                                  26,700          941
Reynolds Metals Company                  12,200          643
Rohm and Haas Company                    30,100          907
Sigma-Aldrich Corp.                      17,000          499
Temple-Inland Inc.                        9,400          558
Union Camp Corporation                   11,700          790
Union Carbide Corporation                22,800          969
USX-U.S. Steel Group, Inc.               14,900          343
W.R. Grace & Co.                         12,600          198
Westvaco Corporation                     17,150          460

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
Weyerhaeuser Company                     33,600  $     1,707
Willamette Industries Inc.                1,880          630
Worthington Industries                   16,050          201
                                                 ------------
    TOTAL                                             53,123
                                                 ------------
CAPITAL GOODS (7.9%)
Aeroquip-Vickers Inc.                     4,700          141
AlliedSignal, Inc.                       94,700        4,196
AMP, Inc.                                36,926        1,922
Avery Dennison Corporation               19,800          892
Ball Corporation                          5,100          233
Boeing Company                          170,576        5,565
Briggs & Stratton Corporation             4,000          200
Browning-Ferris Industries, Inc.         29,300          833
Case Corporation                         12,600          275
Caterpillar, Inc.                        61,600        2,834
Cooper Industries, Inc.                  17,500          835
Corning, Inc.                            39,100        1,760
Crane Co.                                11,575          349
Crown Cork & Seal Company, Inc.          21,000          647
Cummins Engine Company, Inc.              6,400          227
Danaher Corporation                      22,600        1,227
Deere & Company                          41,300        1,368
Dover Corporation                        37,700        1,381
Eaton Corporation                        12,100          855
Emerson Electric Co.                     74,300        4,648
Fluor Corporation                        13,300          566
Foster Wheeler Corporation                6,800           90
General Dynamics Corporation             21,400        1,255
General Electric Company                549,200       56,053
Harnischfeger Industries, Inc.            7,900           80
Honeywell, Inc.                          21,300        1,604
Illinois Tool Works, Inc.                42,200        2,448
Ingersoll-Rand Company                   27,900        1,310
Johnson Controls, Inc.                   14,300          844
Lockheed Martin Corporation              33,054        2,801
McDermott International, Inc.            10,000          247
Milacron Inc.                             6,500          125
Millipore Corp.                           7,300          208
Minnesota Mining & Manufacturing
 Co.                                     68,200        4,851
Moore Corporation Ltd.                   14,910          164
NACCO Industries, Inc.                    1,400          129
National Service Industries, Inc.         6,900          262
*Navistar International Corporation      11,300          322
Northrop Grumman Corporation             11,600          848
*Owens-Illinois, Inc.                    26,200          802
PACCAR Incorporated                      13,170          542
Pall Corporation                         20,900          529
Parker-Hannifin Corporation              18,675          612
Pitney Bowes, Inc.                       46,300        3,059

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Raychem Corp.                            13,400  $       433
Rockwell International Corp.             32,300        1,569
*Sealed Air Corporation                  14,071          719
Tenneco Inc.                             28,600          974
Textron Inc.                             27,700        2,103
*Thermo Electron Corporation             28,000          474
Thomas & Betts Corporation                9,600          416
Timken Company                           10,500          198
Tyco International Ltd.                 108,759        8,205
United Technologies Corp.                38,500        4,187
Waste Management Inc.                    96,485        4,499
                                                 ------------
    TOTAL                                            133,916
                                                 ------------
COMMUNICATION SERVICES (8.4%)
*Airtouch Communications Inc.            96,900        6,989
ALLTEL Corporation                       46,300        2,769
Ameritech Corporation                   186,100       11,794
AT&T Corporation                        304,900       22,944
Bell Atlantic Corporation               262,184       14,895
BellSouth Corporation                   332,000       16,559
Frontier Corporation                     28,900          983
GTE Corporation                         162,700       10,972
*MCI WorldCom, Inc.                     299,782       21,509
*Nextel Communications, Inc.             48,200        1,139
SBC Communications Inc.                 330,398       17,718
Sprint Corporation                       72,600        6,107
*Sprint PCS                              70,850        1,638
U S WEST, Inc.                           84,708        5,474
                                                 ------------
    TOTAL                                            141,490
                                                 ------------
CONSUMER CYCLICAL (8.7%)
American Greetings Corp.                 11,900          489
Armstrong World Industries Inc.           6,800          410
*Autozone, Inc.                          25,800          850
Black & Decker Corporation               14,800          830
Brunswick Corporation                    16,700          413
*Cendant Corporation                    144,854        2,761
Centex Corporation                       10,100          455
Circuit City Stores, Inc.                16,900          844
*Consolidated Stores Corporation         18,500          373
Cooper Tire & Rubber Company             13,100          268
*Costco Companies, Inc.                  36,507        2,635
Dana Corporation                         27,800        1,136
Dayton Hudson Corporation                74,100        4,020
Dillard 's , Inc.                        18,700          531
Dollar General Corp.                     31,175          737
Dow Jones & Company, Inc.                15,800          760
Dun & Bradstreet Corporation             28,800          909
*Federated Department Stores, Inc.       35,600        1,551
Fleetwood Enterprises, Inc.               5,800          202
Ford Motor Company                      204,500       12,002
*Fruit of the Loom, Inc.                 12,200          169
Gannet Company Inc.                      48,000        3,177
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Gap, Inc.                                99,450  $     5,594
General Motors Corp.                    110,400        7,901
Genuine Parts Company                    30,200        1,010
Goodyear Tire & Rubber Company           26,500        1,337
H & R Block, Inc.                        17,000          765
Harcourt General                         12,000          638
*Harrahs Entertainment                   17,100          268
Hasbro Inc.                              22,250          804
Hilton Hotels Corporation                44,000          842
Home Depot, Inc.                        248,096       15,180
Interpublic Group of Cos., Inc.          23,000        1,834
ITT Industries Inc.                      20,000          795
J.C. Penney Company, Inc.                42,700        2,002
Jostens, Inc.                             6,100          160
*Kmart Corporation                       83,100        1,272
Kaufman & Broad Home Corp.                6,700          193
Knight-Ridder, Inc.                      13,300          680
*Kohl's Corporation                      26,700        1,640
Laidlaw Transportation Limited           55,700          560
The Limited, Inc.                        38,500        1,121
Liz Claiborne, Inc.                      11,100          350
Lowe's Companies, Inc.                   59,400        3,041
Marriott International                   42,200        1,224
Masco Corporation                        57,400        1,650
Mattel, Inc.                             49,388        1,127
May Department Stores Company            39,000        2,355
Maytag Corporation                       15,400          959
McGraw-Hill Companies Inc.               16,800        1,712
Meredith Corporation                      8,900          337
*Mirage Resorts, Inc.                    30,300          453
The New York Times Company               32,000        1,110
Nike, Inc.                               48,600        1,971
Nordstrom, Inc.                          25,100          871
Omnicom Group Inc.                       28,600        1,659
Owens Corning                             9,100          322
Pep Boys - Manny, Moe & Jack             10,600          166
Pulte Corporation                         7,200          200
*Reebok International Ltd.                9,400          140
Russell Corp.                             6,000          122
Sears Roebuck & Co.                      66,200        2,814
Service Corporation International        43,400        1,652
Sherwin-Williams Company                 29,200          858
Snap-On Inc.                              9,950          346
Springs Industries, Inc.                  3,100          128
The Stanley Works                        15,000          416
*Staples, Inc.                           52,600        2,298
The TJX Companies, Inc.                  53,500        1,552
Tandy Corporation                        16,900          696
Times Mirror Company                     14,600          818
*Toys R Us                               44,100          744
Tribune Company                          20,600        1,359
TRW, Inc.                                20,600        1,157

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
VF Corporation                           20,500  $       961
Venator Group, Inc.                      22,400          144
Wal-Mart Stores, Inc.                   377,400       30,734
Whirlpool Corporation                    12,800          709
                                                 ------------
    TOTAL                                            147,273
                                                 ------------
CONSUMER STAPLES (14.8%)
Adolph Coors Co.                          6,100          344
Alberto-Culver Company                    9,300          248
Albertson's, Inc.                        41,500        2,643
American Stores Co.                      46,300        1,710
Anheuser-Busch Companies, Inc.           81,400        5,342
Avon Products, Inc.                      44,500        1,969
BESTFOODS                                48,500        2,583
*Brown-Forman Corporation                11,600          878
Campbell Soup Company                    75,800        4,169
Cardinal Health Inc.                     33,750        2,561
CBS Corporation                         120,800        3,956
*Clear Channel Communications, Inc.      41,900        2,284
Clorox Company                           17,500        2,044
The Coca-Cola Company                   416,200       27,833
Coca Cola Enterprises Inc.               68,300        2,442
Colgate-Palmolive Co.                    49,900        4,634
Comcast Corp.                            62,350        3,659
Conagra, Inc.                            82,400        2,596
CVS Corporation                          65,700        3,613
Darden Restaurant, Inc.                  23,500          423
Deluxe Corp.                             13,600          497
Fort James Corporation                   37,200        1,488
Fortune Brands, Inc.                     29,200          923
*Fred Meyer, Inc.                        26,000        1,567
General Mills, Inc.                      26,100        2,029
Gillette Company                        189,500        9,155
Great Atlantic & Pacific Tea Co.,
 Inc.                                     6,500          193
H.J. Heinz Company                       61,150        3,463
Hershey Foods Corp.                      24,200        1,505
Kellogg Company                          68,700        2,344
Kimberly-Clark Corporation               92,444        5,038
*King World Productions, Inc.            12,400          365
Kroger Company                           43,300        2,620
Longs Drug Stores Corp.                   6,500          244
McDonald's Corporation                  115,600        8,858
*MediaOne Group, Inc.                   102,900        4,836
Newell Co.                               27,400        1,130
PepsiCo Inc.                            248,600       10,177
Philip Morris Companies, Inc.           410,500       21,962
Procter & Gamble Company                226,300       20,664
The Quaker Oats Company                  23,000        1,369
RJR Nabisco Holdings Corp.               54,800        1,627
R.R. Donnelley & Sons Company            23,500        1,030
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Ralston Purina Group                     52,700  $     1,706
Rite Aid Corporation                     43,600        2,161
Rubbermaid, Inc.                         25,300          795
*Safeway Inc.                            82,100        5,003
Sara Lee Corporation                    157,600        4,442
The Seagram Company Ltd.                 66,500        2,527
Supervalue, Inc.                         20,400          571
Sysco Corporation                        57,000        1,564
*Tele Communications, Inc.               88,376        4,888
Time Warner Inc.                        202,300       12,555
*Tricon Global Restaurants, Inc.         25,790        1,293
Tupperware                                9,600          158
Unilever, N.V.                          108,100        8,966
UST Incorporated                         31,400        1,095
Viacom, Inc.                             60,456        4,474
Walgreen Company                         84,000        4,919
Walt Disney Company                     345,807       10,374
Wendy's International, Inc.              21,500          469
Winn-Dixie Stores, Inc.                  25,100        1,126
Wm. Wrigley Jr. Company                  19,600        1,755
                                                 ------------
    TOTAL                                            249,856
                                                 ------------
ENERGY (6.2%)
Amerada Hess Corporation                 15,400          766
Amoco Company                           161,100        9,726
Anadarko Petroleum Corporation           20,300          627
Apache Corporation                       16,600          420
Ashland, Inc.                            12,900          624
Atlantic Richfield Company               54,200        3,537
Baker Hughes, Inc.                       53,630          949
Burlington Resource, Inc.                29,920        1,072
Chevron Corp.                           110,500        9,165
Exxon Corporation                       411,600       30,098
Halliburton Company                      74,100        2,195
Helmerich & Payne, Inc.                   8,500          165
Kerr-McGee Corporation                    8,100          310
Mobil Corporation                       131,900       11,492
Occidental Petroleum Corporation         59,600        1,006
*ORYX Energy Company                     17,900          241
PennzEnergy Company                       8,100          132
*Pennzoil-Quaker State Company            8,100          120
Phillips Petroleum Company               43,600        1,858
*Rowan Companies, Inc.                   14,200          142
Royal Dutch Petroleum Co., ADR          361,900       17,326
Schlumberger Limited                     91,900        4,239
Sunoco, Inc.                             15,800          570
Texaco Inc.                              90,400        4,780
Union Pacific Resource Group             42,392          384
Unocal Corp.                             40,700        1,188
USX -Marathon Group                      51,900        1,563
                                                 ------------
    TOTAL                                            104,695
                                                 ------------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
FINANCE (15.5%)
Allstate Corporation                    139,828  $     5,401
American Express Company                 77,000        7,873
American General Corporation             42,725        3,332
American International Group, Inc.      177,237       17,126
Aon Corporation                          28,500        1,578
Associates First Capital
 Corporation                            116,910        4,954
Banc One Corporation                    197,686       10,094
Bank of New York Company, Inc.          126,100        5,076
BankAmerica Corporation                 293,276       17,633
BankBoston Corporation                   49,700        1,935
Bankers Trust New York Corporation       16,200        1,384
BB&T Corporation                         48,300        1,947
The Bear Stearns Companies, Inc.         19,200          718
Berkshire Hathaway Inc.                      44        3,136
Capital One Financial Corporation        11,200        1,288
Charles Schwab Corporation               67,550        3,795
Chase Manhattan Corporation             144,612        9,843
The Chubb Corporation                    28,000        1,817
CIGNA Corporation                        35,800        2,768
Cincinnati Financial Corporation         28,200        1,033
Citigroup                               385,841       19,099
Comerica, Inc.                           26,250        1,790
Conseco Inc.                             52,737        1,612
Countrywide Credit Industries, Inc.      18,700          939
Federal Home Loan Mortgage Corp.        114,500        7,378
Federal National Mortgage
 Association                            175,000       12,950
Fifth Third Bankcorp                     45,175        3,222
First Union Corporation                 163,552        9,946
Fleet Financial Group Inc.               95,860        4,284
Franklin Resources Inc.                  42,700        1,366
Golden West Financial Corporation         9,700          889
Hartford Financial Services Group
 Inc.                                    39,400        2,162
Household International Inc.             83,079        3,292
Huntington Bancshares, Inc.              35,740        1,074
J.P. Morgan & Company, Inc.              29,800        3,131
Jefferson-Pilot Corp.                    17,950        1,346
KeyCorp                                  74,200        2,374
Lehman Brothers Holdings, Inc.           20,000          881
Lincoln National Corporation             17,000        1,391
Loews Corp.                              19,400        1,906
Marsh & McLennan Companies, Inc.         43,150        2,522
MBIA, Inc.                               16,800        1,101
MBNA Corp.                              126,875        3,164
Mellon Bank Corporation                  44,000        3,025
Mercantile Bancorp                       25,700        1,185
Merrill Lynch & Co.                      58,800        3,925
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
MGIC Investment Corp.                    19,100  $       760
Morgan Stanley, Dean Witter,
 Discover & Co.                          98,905        7,022
National City Corp.                      55,700        4,038
Northern Trust Corp.                     18,800        1,641
PNC Bank Corp.                           50,900        2,755
Progressive Corporation                  12,300        2,083
Providian Financial Corporation          24,100        1,808
Provident Companies, Inc.                22,800          946
Regions Financial Corporation            36,100        1,455
Republic New York Corporation            18,200          829
SAFECO, Inc.                             23,800        1,022
SLM Holding Corporation                  28,300        1,358
St. Paul Companies, Inc.                 39,886        1,386
State Street Corporation                 27,300        1,899
Summit Bancorp.                          29,300        1,280
SunAmerica, Inc.                         34,900        2,831
Suntrust Banks Inc.                      35,300        2,700
Synovus Financial Corp.                  44,450        1,083
Torchmark Corporation                    23,700          837
Transamerica Corporation                 10,600        1,224
UNUM Corporation                         23,300        1,360
U.S. Bancorp                            125,431        4,453
Union Planters Corporation               21,500          974
Wachovia Corporation                     34,900        3,052
Waddell & Reed Financial, Inc.            5,681          132
Washington Mutual, Inc.                 100,036        3,820
Wells Fargo & Company                   272,930       10,900
                                                 ------------
    TOTAL                                            262,333
                                                 ------------
HEALTHCARE (12.0%)
Abbott Laboratories Inc.                259,900       12,735
Aetna, Inc.                              24,363        1,916
Allergan Inc.                            11,000          712
*Alza Corporation                        14,600          763
American Home Products Corporation      222,100       12,507
*Amgen, Inc.                             42,900        4,486
Bausch & Lomb, Inc.                       9,400          564
Baxter International, Inc.               48,200        3,100
Becton, Dickinson & Company              41,700        1,780
Biomet, Inc.                             18,900          761
*Boston Scientific Corp.                 66,100        1,772
Bristol-Myers Squibb Company            167,900       22,467
C.R. Bard, Inc.                           9,500          470
Columbia/HCA Healthcare Corporation     108,900        2,695
Eli Lilly & Company                     185,900       16,522
Guidant Corporation                      25,500        2,811
*HCR Manor Care Inc.                     18,300          538
*HEALTHSOUTH Corporation                 71,300        1,101
Humana, Inc.                             28,200          502

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
HEALTHCARE (CONTINUED)
Johnson & Johnson                       227,000  $    19,040
Mallinckrodt, Inc.                       12,300          379
Medtronic, Inc.                          79,200        5,881
Merck & Co., Inc.                       201,000       29,685
Pfizer, Inc.                            220,500       27,659
Pharmacia & Upjohn Inc.                  85,705        4,853
Schering-Plough Corporation             247,800       13,691
*St. Jude Medical, Inc.                  14,200          393
*Tenet Healthcare Corp.                  52,000        1,365
*United Healthcare Corp.                 33,000        1,421
Warner-Lambert Company                  138,600       10,421
                                                 ------------
    TOTAL                                            202,990
                                                 ------------
TECHNOLOGY (18.5%)
*3Com Corporation                        60,600        2,716
Adobe Systems, Inc.                      11,300          528
*Advanced Micro Devices, Inc.            24,300          703
*Andrew Corporation                      14,537          240
*Apple Computer, Inc.                    22,700          929
*Applied Materials, Inc.                 61,800        2,638
*Ascend Communications, Inc.             36,400        2,393
Autodesk, Inc.                            7,900          337
Automatic Data Processing, Inc.          50,800        4,074
*BMC Software, Inc.                      34,800        1,551
*Cabletron Systems, Inc.                 27,800          233
*Ceridian Corp.                          12,200          852
*Cisco Systems Inc.                     262,425       24,356
Compaq Computer Corporation             282,009       11,827
Computer Associates International,
 Inc.                                    94,712        4,037
*Computer Sciences Corp.                 26,700        1,720
*Data General Corporation                 8,200          135
*Dell Computer Corp.                    213,700       15,640
EG&G, Inc.                                7,800          217
*EMC Corporation                         84,300        7,166
Eastman Kodak Company                    54,500        3,924
Electronic Data Systems Corporation      83,100        4,176
Equifax, Inc.                            25,000          855
First Data Corporation                   75,400        2,389
*Gateway 2000, Inc.                      26,300        1,346
*General Instrument Corporation          28,300          960
Harris Corporation                       13,500          494
HBO & Company                            78,500        2,252
Hewlett-Packard Company                 175,500       11,989
IMS Health Incorporated                  28,000        2,112
Ikon Office Solutions                    22,900          196
Intel Corporation                       283,600       33,624
International Business Machines
 Corporation                            157,500       29,098
*KLA- Tencor Corporation                 14,700          638
*LSI Logic Corp.                         23,800          384
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Lucent Technologies Inc.                221,980  $    24,418
*Micron Technology                       36,000        1,820
*Microsoft Corporation                  415,900       57,680
Motorola, Inc.                          101,000        6,167
*National Semiconductor Corporation      27,700          374
Northern Telecom Limited                110,100        5,519
*Novell, Inc.                            59,700        1,082
*Oracle Corporation                     164,300        7,085
*Parametric Technology Company           45,900          752
Paychex, Inc.                            27,500        1,415
*Peoplesoft, Inc.                        38,900          737
Perkin-Elmer Corporation                  8,300          810
Polaroid Corporation                      7,300          136
Raytheon Company- Class B                57,200        3,046
Scientific-Atlanta, Inc.                 12,700          290
*Seagate Technology Inc.                 41,000        1,240
Shared Medical Systems Corp.              4,500          224
*Silicon Graphics                        31,900          411
*Sun Microsystems Inc.                   63,900        5,471
Tektronix, Inc.                           7,950          239
*Tellabs Inc.                            32,700        2,242
Texas Instruments, Inc.                  65,900        5,639
*Unisys Corporation                      42,900        1,477
W.W. Grainger, Inc.                      16,500          687
Xerox Corporation                        55,500        6,549
                                                 ------------
    TOTAL                                            312,239
                                                 ------------
TRANSPORTATION (.9%)
*AMR Corporation                         30,800        1,829
Burlington Northern Santa Fe             79,821        2,694
CSX Corporation                          36,900        1,531
Delta Air Lines Inc.                     24,100        1,253
*Federal Express Corp.                   24,860        2,213
Norfolk Southern Corporation             64,000        2,028
Ryder System, Inc.                       12,400          322
Southwest Airlines Co.                   56,700        1,272
Union Pacific Corporation                41,700        1,879
*USAir Group, Inc.                       14,800          770
                                                 ------------
    TOTAL                                             15,791
                                                 ------------
UTILITIES (3.1%)
The AES Corporation                      29,700        1,407
Ameren Corporation                       23,200          990
American Electric Power Co. Inc.         32,200        1,515
Baltimore Gas & Electric Co.             25,100          775
Carolina Power & Light Company           25,500        1,200
Central & South West Corporation         35,900          985
Cinergy Corporation                      26,717          918
Coastal Corp.                            35,900        1,254
Columbia Energy Group                    14,050          811
Consolidated Edison Co. of New York      39,500        2,089

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
UTILITIES (CONTINUED)
Consolidated Natural Gas Company         16,200  $       875
Dominion Resources Inc.                  33,200        1,552
DTE Energy Company                       24,500        1,050
Duke Energy Corp.                        60,965        3,906
Eastern Enterprises                       3,800          166
Edison International                     59,700        1,664
Enron Corp                               55,600        3,173
Entergy Corporation                      41,600        1,295
FirstEnergy Corporation                  40,000        1,303
FPL Group, Inc.                          30,600        1,886
GPU, Inc.                                21,600          954
Houston Industries Incorporated          49,962        1,605
New Century Energies, Inc.               18,800          917
*Niagara Mohawk Power Corporation        31,600          510
Nicor, Inc.                               8,100          342
Northern States Power Company            25,600          710
ONEOK, Inc.                               5,300          191
P P & L Resources, Inc.                  25,534          712
PacifiCorp                               50,200        1,057
PECO Energy Company                      37,600        1,565
Peoples Energy Corporation                5,900          235
PG&E Corp.                               64,500        2,032
Public Service Enterprise Group,
 Inc.                                    39,200        1,568
*Sempra Energy                           40,602        1,030
Sonat Inc.                               18,600          503
Southern Company                        117,800        3,424
Texas Utilities Company                  47,215        2,204
UNICOM Corp.                             36,600        1,411
Williams Companies, Inc.                 71,700        2,236
                                                 ------------
    TOTAL                                             52,020
                                                 ------------
    TOTAL COMMON STOCK                             1,675,726
                                                 ------------

                                                 MARKET VALUE
MONEY MARKET INVESTMENTS (0.7%)         PAR        (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.1%)
+FHLM, 4.92%, 2/26/99                 1,000,000  $       992
+FHLM, 5.11%, 1/08/99                   500,000          500
+FNMA, 4.98%, 3/15/99                   100,000           99
                                                 ------------
    TOTAL                                              1,591
                                                 ------------
FINANCE (0.5%)
+Asset Securitization, 5.6%,
 1/28/99                              2,000,000        1,992
+CXC Incorporated, 5.375%, 1/26/99    4,750,000        4,732
+Triple A One Funding, 5.55%,
 1/19/99                              2,000,000        1,994
                                                 ------------
    TOTAL                                              8,718
                                                 ------------
SHORT TERM BUSINESS CREDIT (0.1%)
American Express Credit, 5.0%,
 1/8/99                               2,200,000        2,198
                                                 ------------
    TOTAL MONEY MARKET INVESTMENTS                    12,507
                                                 ------------
    TOTAL INVESTMENTS (99.8%) (COST
     $939,455,194)^                                1,688,233
    OTHER ASSETS, LESS LIABILITIES
     (0.2%)                                            2,447
                                                 ------------
    TOTAL NET ASSETS (100.0%)                    $ 1,690,680
                                                 ------------

ADR-American Depository Receipt.
* Non-Income Producing.

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUER                     CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            40         3/99         $324
 (Total Notional Value at
 12/31/98, $12,130,969)

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $939,535,329 and the net unrealized appreciation of investments based on that cost was $748,698,082 which is comprised of $769,501,002 aggregate gross unrealized appreciation and $20,802,920 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Invested Assets:
A high level of current income   Achieve consistent returns and low volatility    $3,282,071,000
and capital growth with a low    by diversifying among assets
risk profile

In order to capitalize on changing financial market and economic conditions, the Balanced Portfolio's asset allocation is adjusted as appropriate among three investment classes: stocks, bonds and money market instruments. The equity portion of the Portfolio is indexed, meaning that the Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index, which is generally regarded as a good proxy for the overall U.S. equity market. The bond portion of the Portfolio is actively managed, with investments in high quality bonds adjusted frequently as to maturity, market sectors and duration. Liquidity is maintained by holding a portion of the Portfolio in money market investments, which are high quality short-term debt securities.

During 1998 the portfolio continued to emphasize equities, remaining relatively fully invested during most of the year. The market's volatility was used as an opportunity to adjust the asset mix, with the equity position reduced before the stock market's pronounced drops in early September and again in early October and equity exposure increased on market weakness. The fact that the equity portion of the Portfolio is indexed to the S&P 500 boosted performance in several ways: the portfolio benefited from the continued market leadership of the high-tech and large companies that dominate this index, as well as from the absence of small-capitalization and foreign stocks. Performance of the bond portion of the Portfolio was hurt by weakness during the year in all bonds except Treasury securities.

     Percentage Holdings
       12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equities (including
futures)                           57%
Bonds                              34%
Short-Term Investments              9%

     Performance Relative
     to Relevant Indices
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        BALANCED PORTFOLIO            MERRILL LYNCH DOMESTIC MASTER INDEX         ML 91-DAY T-BILL
12/88                                   10,000                                          $10,000              $10,000
12/89                                   11,566                                          $11,418              $10,899
12/90                                   11,742                                          $12,458              $11,816
12/91                                   14,482                                          $14,433              $12,570
12/92                                   15,295                                          $15,526              $13,064
12/93                                   16,810                                          $17,083              $13,481
12/94                                   16,837                                          $16,600              $14,046
12/95                                   21,280                                          $19,675              $14,893
12/96                                   24,143                                          $20,381              $15,683
12/97                                   29,338                                          $22,350              $16,518
12/98                                   34,879                                          $24,332              $17,382
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                            FOR PERIODS ENDED DECEMBER 31, 1998
                                                                                       ONE YEAR           FIVE YEARS
Balanced Portfolio                                                                       18.88%               15.72%
MLDM Index                                                                                8.87%                7.33%
ML 91-Day T-Bill                                                                          5.23%                5.22%
S&P 500 Index                                                                            28.50%               23.94%

                     S&P 500 INDEX
12/88                        $10,000
12/89                        $13,170
12/90                        $12,762
12/91                        $16,654
12/92                        $17,920
12/93                        $19,730
12/94                        $19,966
12/95                        $27,434
12/96                        $33,689
12/97                        $44,907
12/98                        $57,706

                           TEN YEARS
Balanced Portfolio            13.31%
MLDM Index                     9.30%
ML 91-Day T-Bill               5.68%
S&P 500 Index                 19.16%

In the graph, the Portfolio is compared against three indices representing the three major components of the Portfolio: equities, fixed income, and cash equivalent investments.
    The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.
    This chart assumes an initial investment of $10,000 made on 12/31/88. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
CORPORATE BONDS (7.4%)
AEROSPACE AND DEFENSE (0.1%)
Lockheed Corporation, 6.75%,
 3/15/03                              3,000,000  $     3,117
                                                 ------------
BANK HOLDING COMPANIES (0.4%)
Banco Montevideo, 8.4%,
 04/30/08 (144A)                      6,250,000        5,367
BT Institutional Capital Trust,
 7.75%, 12/01/26 (144A)               1,000,000        1,031
Security Capital Industrial
 Trust, 7.3%, 5/15/01                 8,000,000        8,260
                                                 ------------
    TOTAL                                             14,658
                                                 ------------
BANKING & FINANCE (0.7%)
Associates Corp. of North
 America, 7.95%, 2/15/10              5,550,000        6,345
Lehman Brothers Holdings, Inc.,
 8.8%, 3/01/15                        5,000,000        5,740
Morgan Stanley Capital, 7.387%,
 5/15/06                              6,925,000        7,486
Nations Bank Lease, 7.442%,
 11/18/05                             2,000,000        2,122
                                                 ------------
    TOTAL                                             21,693
                                                 ------------
CABLE & MEDIA (0.2%)
Seagram Joseph E & S, 7.60%,
 12/15/28                             5,000,000        5,033
                                                 ------------
CHEMICALS AND ALLIED PRODUCTS (0.3%)
Dow Capital B.V., 8.5%, 6/8/10        8,200,000        9,790
                                                 ------------
COMMUNICATIONS (0.2%)
Telecommunications, Inc.,
 7.375%, 2/15/00                      8,000,000        8,182
                                                 ------------
DURABLE GOODS (0.2%)
Tata Engineering & Locomotive,
 7.875%, 07/15/07 (144A)              6,500,000        5,404
                                                 ------------
ELECTRIC SERVICES (1.8%)
Columbia Gas System Inc.,
 7.32%, 11/28/10                      7,571,000        8,061
Comed Financing II, 8.5%,
 1/15/27                              3,000,000        3,334
Dayton Power & Light Company,
 8.15%, 1/15/26                       5,750,000        6,296
Niagra Mohawk Power, 7.0%,
 10/01/00                             3,000,000        3,041
Niagra Mohawk Power, 7.25%,
 10/01/02                             1,500,000        1,537
Ohio Edison Company, 7.375%,
 9/15/02                              3,665,000        3,880
PECO Energy Company, 7.75%,
 3/1/23                               8,850,000        9,298

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
ELECTRIC SERVICES (CONTINUED)
Public Service Electric & Gas
 Co., 6.875%, 1/1/03                  9,000,000  $     9,458
Southern California Edison Co.,
 7.25%, 3/1/26                       10,000,000       10,233
Texas Utilities Electric Co.,
 7.875%, 3/1/23                       4,000,000        4,281
                                                 ------------
    TOTAL                                             59,419
                                                 ------------
ENERGY (0.3%)
Barrett Resources Corporation,
 7.55%, 2/01/07                       5,000,000        4,812
Pemex Finance Ltd., 9.15%,
 11/15/18                             5,000,000        4,963
                                                 ------------
    TOTAL                                              9,775
                                                 ------------
FOREIGN BANKS - BRANCHES & AGENCIES (0.2%)
Fuji Bank, Ltd., 9.87%,
 12/31/49 (144A)                      7,700,000        5,621
                                                 ------------
FOOD AND BEVERAGE (0.3%)
Coca Cola Enterprises, Inc.,
 8%, 1/4/05                          10,000,000       11,278
                                                 ------------
GENERAL MERCHANDISE STORES (0.3%)
May Department Stores Company,
 6.7%, 9/15/28                        6,150,000        6,371
May Department Stores Company,
 7.45%, 10/15/16                      4,000,000        4,480
                                                 ------------
    TOTAL                                             10,851
                                                 ------------
INSURANCE (0.1%)
Prudential Insurance Co.,
 6.375%, 7/23/06                      2,500,000        2,574
                                                 ------------
LIFE SCIENCES /AGRICULTURE (0.2%)
Monsanto Co., 6.60%, 12/01/28         6,900,000        6,887
                                                 ------------
MOTION PICTURE (0.5%)
News America Holdings Inc.,
 8.45%, 8/1/34                       10,000,000       11,595
Time Warner Entertainment Inc.,
 8.375%, 3/15/23                      3,000,000        3,669
Time Warner Entertainment Inc.,
 8.375%, 7/15/33                      1,500,000        1,854
                                                 ------------
    TOTAL                                             17,118
                                                 ------------
MOTOR VEHICLES (0.4%)
General Motors Acceptance
 Corp., 6.625%, 10/1/02               5,000,000        5,169
General Motors Corporation,
 8.8%, 3/1/21                         6,500,000        7,925
                                                 ------------
    TOTAL                                             13,094
                                                 ------------
RAILROAD (0.3%)
Burlington Northern, 7.25%,
 8/01/97                              5,650,000        6,004

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
RAILROAD (CONTINUED)
Union Pacific Corp., 7.25%,
 11/01/08                             2,250,000  $     2,412
                                                 ------------
    TOTAL                                              8,416
                                                 ------------
RETAILERS (0.3)
LB Mortgage Trust, 8.396%,
 6/02/10                              9,013,920       10,644
                                                 ------------
TECHNOLOGY (0.1%)
International Business
 Machines, 6.22%, 8/01/27             3,000,000        3,136
                                                 ------------
TELEPHONE COMMUNICATIONS (0.1%)
Cox Communications, Inc.,
 6.80%, 8/01/28                       1,000,000        1,047
GTE Corporation, 6.94%, 4/15/28       3,000,000        3,247
                                                 ------------
    TOTAL                                              4,294
                                                 ------------
TEXTILES (0.1%)
++Polysindo International
 Finance, 11.375%, 6/15/06            6,500,000        2,080
                                                 ------------
TOBACCO (0.2%)
Philip Morris Companies, 9.25%,
 2/15/00                              1,000,000        1,041
RJR Nabisco Inc., 8.625%,
 12/1/02                              4,000,000        4,072
                                                 ------------
    TOTAL                                              5,113
                                                 ------------
UTILITY (0.1%)
Atlantic City Electric Company,
 6.625%, 8/1/13                       4,000,000        4,179
                                                 ------------
    TOTAL CORPORATE BONDS                            242,356
                                                 ------------
GOVERNMENT (DOMESTIC AND FOREIGN) AND AGENCY BONDS (19.3%)
FOREIGN GOVERNMENT BONDS (0.9%)
**Hellenic Republic, 7.50%,
 5/20/13                          3,000,000,000       11,295
**Hellenic Republic, 8.80%,
 6/19/07                          1,000,000,000        3,978
Province of Quebec, 6.5%,
 1/17/06                              7,500,000        7,836
Republic of Korea, 8.875%,
 4/15/08                              5,650,000        5,801
                                                 ------------
    TOTAL                                             28,910
                                                 ------------
FEDERAL GOVERNMENT AND AGENCIES (18.4%)
Federal Farm Credit, 6.51%,
 01/07/08                             8,000,000        8,000
Federal Home Loan Mortgage
 Corporation, 6.5%, 10/01/02         16,995,112       17,269
Federal Home Loan Mortgage
 Corporation, 7.0%, 4/06/02           7,250,000        7,420
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal Home Loan Mortgage
 Corporation, 7.5%, 9/29/01          18,184,121  $    18,669
Federal National Mortgage
 Assoc., 5.970%, 10/1/08              1,795,194        1,830
Federal National Mortgage
 Assoc., 6.07%, 10/1/08               7,136,835        7,355
Federal National Mortgage
 Assoc., 6.240%, 02/01/06             4,905,514        5,060
Federal National Mortgage
 Assoc., 6.265%, 10/01/08             5,739,806        5,967
Federal National Mortgage
 Assoc., 6.315%, 03/01/06             5,178,356        5,363
Federal National Mortgage
 Assoc., 6.34%, 02/01/08              4,235,545        4,414
Federal National Mortgage
 Assoc., 6.43%, 06/01/08              7,444,333        7,809
Federal National Mortgage
 Assoc., 6.500%, 09/25/05             5,689,005        5,687
Federal National Mortgage
 Assoc., 6.750% 11/01/07              3,093,754        3,306
Federal National Mortgage
 Assoc., 6.750%, 04/25/18             5,596,921        5,816
Federal National Mortgage
 Assoc., 6.750%, 12/25/23             6,500,000        6,705
Federal National Mortgage
 Assoc., 6.834%, 07/01/03             3,213,826        3,327
Federal National Mortgage
 Assoc., 6.895%, 05/01/06             6,053,149        6,459
Federal National Mortgage
 Assoc., 6.900%, 04/01/06             2,440,103        2,603
Federal National Mortgage
 Assoc., 6.960%, 10/01/07             4,454,611        4,813
Federal National Mortgage
 Assoc., 7.000%, 06/01/03             4,193,589        4,288
Federal National Mortgage
 Assoc., 7.000%, 06/25/10             8,070,000        8,038
Federal National Mortgage
 Assoc., 7.000%, 04/01/26            18,905,967       19,299
Federal National Mortgage
 Assoc., 7.025%, 08/01/05             1,941,557        2,074
Federal National Mortgage
 Assoc., 7.045%, 08/01/05             7,622,512        8,139
Federal National Mortgage
 Assoc., 7.120%, 11/01/03               982,485        1,038
Federal National Mortgage
 Assoc., 7.250%, 05/01/04             1,568,082        1,677
Federal National Mortgage
 Assoc., 8.400%, 02/25/09            10,910,000       12,165
Federal National Mortgage
 Assoc., 11.000%, 12/01/12              257,640          283
Federal National Mortgage
 Assoc., 11.000%, 09/01/17            1,821,316        2,012

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage
 Assoc., 11.000%, 12/01/17              331,515  $       366
Federal National Mortgage
 Assoc., 11.000%, 02/01/18              692,895          767
Federal National Mortgage
 Assoc., 11.500%, 04/01/18            1,292,786        1,452
Federal National Mortgage
 Assoc., 12.000%, 09/01/12            1,925,478        2,170
Federal National Mortgage
 Assoc., 12.000%, 12/01/12              368,368          418
Federal National Mortgage
 Assoc., 12.000%, 09/01/17              511,219          583
Federal National Mortgage
 Assoc., 12.000%, 10/01/17              886,677        1,009
Federal National Mortgage
 Assoc., 12.000%, 12/01/17              617,462          703
Federal National Mortgage
 Assoc., 12.000%, 02/01/18              656,910          749
Federal National Mortgage
 Assoc., 12.500%, 04/01/18              594,592          680
Federal National Mortgage
 Assoc., 13.000%, 11/01/12              372,594          432
Federal National Mortgage
 Assoc., 13.000%, 11/01/17              656,543          761
Federal National Mortgage
 Assoc., 13.000%, 12/01/17              276,407          319
Federal National Mortgage
 Assoc., 13.000%, 02/01/18              959,656        1,113
Federal National Mortgage
 Assoc., 14.000%, 12/01/17              265,482          316
Government National Mortgage
 Assoc., 7.00%, 05/15/23             11,437,145       11,708
Government National Mortgage
 Assoc., 7.00%, 06/15/23                740,529          758
Government National Mortgage
 Assoc., 7.00%, 07/15/23              1,172,190        1,200
Government National Mortgage
 Assoc., 7.00%, 08/15/23                 19,805           20
Government National Mortgage
 Assoc., 7.00%, 09/15/23                589,936          604
Government National Mortgage
 Assoc., 7.00%, 10/15/23                452,921          464
Government National Mortgage
 Assoc., 7.00%, 11/15/23              1,629,974        1,668
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.00%, 12/15/27                323,665  $       331
Government National Mortgage
 Assoc., 7.00%, 1/15/28                 458,923          469
Government National Mortgage
 Assoc., 7.00%, 2/15/28                 134,915          138
Government National Mortgage
 Assoc., 7.00%, 3/15/28                 314,639          322
Government National Mortgage
 Assoc., 7.00%, 4/15/28               1,077,935        1,103
Government National Mortgage
 Assoc., 7.00%, 5/15/28               1,269,358        1,299
Government National Mortgage
 Assoc., 7.00%, 6/15/28               4,387,264        4,489
Government National Mortgage
 Assoc., 7.00%, 7/15/28               5,115,423        5,234
Government National Mortgage
 Assoc., 7.50%, 1/15/23                 828,163          854
Government National Mortgage
 Assoc., 7.50%, 6/15/23                 464,375          479
Government National Mortgage
 Assoc., 7.50%, 6/15/24                  10,787           11
Government National Mortgage
 Assoc., 7.50%, 7/15/24                 431,075          444
Government National Mortgage
 Assoc., 7.50%, 8/15/25                  17,342           18
Government National Mortgage
 Assoc., 7.50%, 9/15/25                 325,992          336
Government National Mortgage
 Assoc., 7.50%, 11/15/25                 16,148           17
Government National Mortgage
 Assoc., 7.50%, 12/15/25                574,872          592
Government National Mortgage
 Assoc., 7.50%, 1/15/26                  18,326           19

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.50%, 3/15/26                 698,207  $       719
Government National Mortgage
 Assoc., 7.50%, 6/15/26               1,361,455        1,403
Government National Mortgage
 Assoc., 7.50%, 9/15/26                  18,315           19
Government National Mortgage
 Assoc., 7.50%, 10/15/26                113,371          117
Government National Mortgage
 Assoc., 7.50%, 12/15/26                908,194          936
Government National Mortgage
 Assoc., 7.50%, 1/15/27                  59,524           61
Government National Mortgage
 Assoc., 7.50%, 2/15/27                 583,673          602
Government National Mortgage
 Assoc., 7.50%, 3/15/27                  49,163           51
Government National Mortgage
 Assoc., 7.50%, 4/15/27               1,850,440        1,908
Government National Mortgage
 Assoc., 7.50%, 5/15/27                 729,156          752
Government National Mortgage
 Assoc., 7.50%, 7/15/27                 763,952          788
Government National Mortgage
 Assoc., 7.50%, 12/15/27                264,108          272
Government National Mortgage
 Assoc., 7.50%, 7/15/28                 861,165          888
Government National Mortgage
 Assoc., 8.00%, 9/15/24                 537,069          558
Government National Mortgage
 Assoc., 8.00%, 3/15/26                 307,611          319
Government National Mortgage
 Assoc., 8.00%, 5/15/26                 638,699          663
Government National Mortgage
 Assoc., 8.00%, 6/15/26                 548,036          569
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.00%, 7/15/26               1,450,312  $     1,505
Government National Mortgage
 Assoc., 8.00%, 8/15/26                 437,431          454
Government National Mortgage
 Assoc., 8.00%, 9/15/26                 616,170          640
Government National Mortgage
 Assoc., 8.00%, 10/15/26              1,016,409        1,054
Government National Mortgage
 Assoc., 8.00%, 12/15/26                491,569          510
Government National Mortgage
 Assoc., 8.00%, 4/15/27               1,584,497        1,646
Government National Mortgage
 Assoc., 8.00%, 6/15/27                 573,766          596
Government National Mortgage
 Assoc., 8.00%, 7/15/27                 210,499          219
Government National Mortgage
 Assoc., 8.00%, 7/20/28               4,226,589        4,370
Government National Mortgage
 Assoc., 8.50%, 05/15/22                  5,163            6
Government National Mortgage
 Assoc., 8.50%, 09/15/22                  8,869            9
Government National Mortgage
 Assoc., 8.50%, 10/15/22                 46,432           50
Government National Mortgage
 Assoc., 8.50%, 12/15/22                 34,015           36
Government National Mortgage
 Assoc., 8.50%, 06/15/24                 11,957           13
Government National Mortgage
 Assoc., 8.50%, 07/15/24                 55,154           59
Government National Mortgage
 Assoc., 8.50%, 08/15/24                 63,636           68
Government National Mortgage
 Assoc., 8.50%, 12/15/24                 11,871           13

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.50%, 01/15/25                 92,498  $        98
Government National Mortgage
 Assoc., 8.50%, 02/15/25                 85,321           91
Government National Mortgage
 Assoc., 8.50%, 11/15/25                 12,506           13
Government National Mortgage
 Assoc., 8.50%, 01/15/26                 51,599           55
Government National Mortgage
 Assoc., 8.50%, 02/15/26                 15,602           17
Government National Mortgage
 Assoc., 8.50%, 03/15/26                 32,899           35
Government National Mortgage
 Assoc., 8.50%, 04/15/26                102,232          109
Government National Mortgage
 Assoc., 8.50%, 05/15/26                 23,193           25
Government National Mortgage
 Assoc., 11.00%, 01/15/18             8,777,227        9,909
Rural Housing Trust - Class D,
 6.33%, 4/1/26                        5,730,281        5,789
U.S. Treasury, 3.625%, 07/15/02       2,537,375        2,520
U.S. Treasury, 3.625%, 04/15/28       6,500,000        6,333
U.S. Treasury, 4.000%, 10/31/00      11,650,000       11,526
U.S. Treasury, 4.750%, 11/15/08       3,000,000        3,023
U.S. Treasury, 5.375%, 01/31/00       3,000,000        3,023
U.S. Treasury, 5.375%, 06/30/03       4,800,000        4,937
U.S. Treasury, 5.500%, 08/15/28       4,820,000        5,052
U.S. Treasury, 5.500%, 02/29/00     150,000,000      151,405
U.S. Treasury, 5.500%, 01/31/03       3,500,000        3,602
U.S. Treasury, 5.500%, 03/31/03      15,500,000       15,965
U.S. Treasury, 5.500%, 02/15/08         175,000          186
U.S. Treasury, 5.625%, 04/30/00      10,500,000       10,628
U.S. Treasury, 5.625%, 12/31/99       5,000,000        5,048
U.S. Treasury, 5.625%, 12/31/02       2,300,000        2,375
U.S. Treasury, 6.000%, 07/31/02       4,000,000        4,169
U.S. Treasury, 6.125%, 08/15/07       9,000,000        9,835
U.S. Treasury, 5.625%, 5/15/08       34,000,000       36,274
U.S. Treasury, 6.375%, 05/15/99      45,600,000       45,871
U.S. Treasury, 7.250%, 08/15/04       6,000,000        6,748
Vendee Mortgage Trust, 6.5%,
 6/07/08                              4,500,000        4,554
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Vendee Mortgage Trust, 0.495%,
 6/15/23                             82,612,291  $     1,419
                                                 ------------
    TOTAL                                            603,807
                                                 ------------
    TOTAL GOVERNMENT BONDS                           632,717
                                                 ------------
MORTGAGE/ASSET BACKED SECURITIES (7.0%)
AUTO-RELATED (0.6%)
Daimler-Benz Vehicle Trust -
 Class A, 5.85%, 7/20/03              1,044,452        1,049
Eaglemark Trust - Class A,
 6.75%, 11/15/02                      2,826,860        2,869
Fleetwood Credit Corporation
 Grantor Trust - Class A, 6.4%,
 05/15/13                             2,379,414        2,421
Team Fleet Financing
 Corporation - Class A, 6.65%,
 12/15/02 (144A)                     11,800,000       11,918
Team Fleet Financing
 Corporation - Class A, 7.35%,
 5/15/03 (144A)                       3,000,000        3,086
                                                 ------------
    TOTAL                                             21,343
                                                 ------------
BANKING AND FINANCE (0.0%)
Bankers Trust Co., 6.255%,
 1/13/99                                227,505          228
                                                 ------------
CREDIT CARD (0.8%)
Charming Shoppes Master Trust -
 Class A, 7%, 4/15/03                 5,000,000        5,026
Iroquois Trust - Class A,
 6.68%, 11/10/03 (144A)              15,000,000       15,107
Iroquois Trust - Class A,
 6.752%, 06/25/07 (144A)              4,750,000        4,795
                                                 ------------
    TOTAL                                             24,928
                                                 ------------
COMMERCIAL MORTGAGES (4.0%)
Asset Securitization
 Corporation - Class CS1,
 1.257%, 11/13/26 IO                 24,196,896          868
Asset Securitization
 Corporation - Class PS1,
 1.367%, 02/14/41 IO                 22,468,376        2,315
BankBoston Marine Asset Backed
 Trust - Class A6, 6.64%,
 08/15/10                             7,000,000        7,217
Chase Commercial Mortgage
 Securities Corp. - Class A2,
 6.6%, 11/19/07                       8,500,000        8,849
Chase Commercial Mortgage
 Securities Corp. - Class B,
 6.6%, 11/19/07                       2,500,000        2,557
Citibank Credit Card Master
 Trust I - Class A, 0%,
 08/15/06                            17,000,000       12,355

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Commercial Mortgage Acceptance
 Corporation - Class B, 6.646%,
 12/15/07                             2,500,000  $     2,553
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class A2, 7.26%, 6/20/07
 (144A)                               3,169,613        3,333
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class B, 7.28%, 6/20/07 (144A)       3,250,000        3,430
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class B, 9.5465%, 4/25/25
 (144A)                               3,000,000        3,418
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class D, 7.46%, 05/20/29
 (144A)                               6,000,000        6,089
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class D, 9.5465%, 4/25/25
 (144A)                               2,047,000        2,254
Criimi Mae Commercial Mortgage
 Trust, 7.0%, 11/02/06                6,500,000        6,194
DLJ Mortgage Acceptance
 Corporation - Class CF1,
 0.718%, 02/18/31 IO                255,065,779       10,205
DLJ Mortgage Acceptance
 Corporation - Class S, 0.357%,
 10/15/17 (144A) IO                  18,782,120          428
DLJ Mortgage Acceptance, 8.10%,
 6/18/04                              2,417,933        2,626
DLJ Mortgage Acceptance, 8.10%,
 6/18/04                              1,650,000        1,796
First Union-Lehman Brothers
 Commerical Mortgage Trust -
 Class C, 7.44%, 04/18/07             2,500,000        2,653
GMAC Commerical Mortgage
 Securities, Inc. - Class C,
 7.81%, 10/15/11 (144A)               7,000,000        7,057
Kmart CMBS Financing, Inc. -
 Class C, 6.2466%, 03/01/07
 (144A)                               3,500,000        3,494
Kmart CMBS Financing, Inc. -
 Class D, 6.6466%, 03/01/07
 (144A)                               4,500,000        4,486
Merrill Lynch Mortgage
 Investors, Inc. - Class C,
 7.12%, 06/18/29                      6,000,000        6,253
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Merrill Lynch Mortgage
 Investors, Inc. - Class C,
 8.9726%, 11/25/20                    5,845,000  $     5,858
Merrill Lynch Mortgage
 Investors, Inc. - Class E,
 8.3346% , 06/25/22 (144A)            2,000,000        1,947
Midland Realty Acceptance Corp.
 - Class AEC, 1.389%, 1/25/29
 (144A) IO                           27,860,189        1,838
Nomura Asset Securities Corp. -
 Class A2, 6.9918%, 03/17/28         15,000,000       15,307
Nomura Asset Securities Corp. -
 Class A4, 7.5718%, 03/17/28          2,200,000        2,121
Red Mountain Funding LLC -
 Class E, 7.365%, 01/15/19
 (144A)                               1,500,000        1,358
Red Mountain Funding LLC -
 Class F, 7.471%, 01/15/19
 (144A)                               1,800,000        1,460
                                                 ------------
    TOTAL                                            130,319
                                                 ------------
FRANCHISE LOAN RECEIVABLES (0.4%)
EMAC Owner Trust - Class A2,
 6.38%, 04/15/07 (144A)               6,000,000        5,983
EMAC Owner Trust, 1.378%,
 01/15/25 IO (144A)                  39,494,414        2,863
Global Franchise Trust, 6.349%,
 04/10/04                             4,798,408        4,876
                                                 ------------
    TOTAL                                             13,722
                                                 ------------
HOME EQUITY LOAN (0.1%)
Amresco Residential Securities
 - Class A2, 6.245%, 4/25/22          2,500,000        2,508
                                                 ------------
MANUFACTURED HOUSING (0.1%)
Vanderbilt Mortgage and
 Finance, Inc. - Class 1A4,
 7.19%, 02/07/14                      2,500,000        2,599
                                                 ------------
OTHER ASSET BACKED (0.5%)
FMAC Loan Receivables Trust -
 Class A, 6.20%, 09/15/20
 (144A)                               5,439,364        5,451
Harley Davidson Eaglemark,
 5.87%, 04/15/04                      1,900,000        1,924
Heilig-Meyers Master Trust -
 Class A, 6.125%, 01/20/07
 (144A)                               6,500,000        6,496
Nations Credit Grantor Trust -
 Class A1, 6.35%, 04/15/14            2,090,918        2,118

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
OTHER ASSET BACKED (CONTINUED)
Newcourt Equipment - Class B,
 6.764%, 09/20/04 (144A)              1,378,694  $     1,377
Newcourt Equipment - Class C,
 7.734%, 09/20/04 (144A)              1,102,955        1,100
                                                 ------------
    TOTAL                                             18,466
                                                 ------------
RESIDENTIAL MORTGAGES (0.3%)
BCF L L C Mortgage Pass Thru
 Certificate - Class B3, 7.75%,
 3/25/37 (144A)                       4,874,004        4,804
Blackrock Capital Finance LP,
 Class B3, 7.25%, 11/25/28
 (144A)                               5,871,575        5,306
                                                 ------------
    TOTAL                                             10,110
                                                 ------------
UTILITY (0.2%)
Comed Transitional, 5.74%,
 12/16/08                             5,500,000        5,532
                                                 ------------
    TOTAL MORTGAGE/ASSET BACKED
     SECURITIES                                      229,755
                                                 ------------
MUNICIPAL BONDS (0.2%)
New Jersey Economic Development
 Authority, 0.00%, 2/15/25           17,000,000        3,199
New Jersey Economic Development
 Authority, 0.00%, 2/15/26           11,000,000        1,940
New Jersey Economic Development
 Authority, 7.425%, 2/15/29           2,250,000        2,641
                                                 ------------
    TOTAL MUNICIPAL BONDS                              7,780
                                                 ------------
    TOTAL BONDS                                    1,112,608
                                                 ------------
COMMON STOCK (50.0%)
-------------------------------------------------------------
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.           38,300        1,532
Alcan Aluminum Limited                   37,600        1,018
Allegheny Teledyne, Inc.                 32,562          665
Aluminum Co. of America                  30,900        2,304
Archer Daniels Midland Company           99,056        1,703
ASARCO, Inc.                              6,600           99
Barrick Gold Corporation                 61,700        1,203
Battle Mountain Gold Company             38,000          157
Bemis Company, Inc.                       8,800          334
*Bethlehem Steel Corporation             21,400          179
B.F. Goodrich Company                    12,200          438
Boise Cascade Corporation                 9,300          288
Champion International                   15,800          640
Cyprus Amax Minerals Co.                 15,500          155
Dow Chemical Company                     37,000        3,365
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
E.I. du Pont de Nemours &
 Company                                187,100  $     9,928
Eastman Chemical Company                 13,075          585
Ecolab, Inc.                             21,400          774
Engelhard Corp.                          23,900          466
*FMC Corporation                          5,700          319
Freeport-McMoRan Copper & Gold,
 Inc.                                    29,700          310
Georgia Pacific Group                    15,400          902
Great Lakes Chemical                      9,800          392
Hercules, Inc.                           15,600          427
Homestake Mining Company                 39,500          363
Inco Limited                             27,400          289
International Flavors &
 Fragrances, Inc.                        17,700          782
International Paper Company              50,800        2,276
Louisiana Pacific Corporation            18,100          331
Mead Corp.                               17,200          504
Monsanto Company                         99,300        4,717
Morton International, Inc.               21,500          527
Nalco Chemical Company                   10,900          338
Newmont Mining Corporation               27,630          499
Nucor Corp.                              14,600          631
Phelps Dodge Corporation                  9,700          493
Pioneer Hi-Bred International            39,900        1,077
Placer Dome, Inc.                        41,300          475
Potlatch Corporation                      4,800          177
PPG Industries, Inc.                     29,300        1,707
Praxair                                  26,100          920
Reynolds Metals Company                  11,900          627
Rohm and Haas Company                    29,500          889
Sigma-Aldrich Corp.                      16,600          488
Temple-Inland Inc.                        9,200          546
Union Camp Corporation                   11,500          776
Union Carbide Corporation                22,400          952
USX-U.S. Steel Group, Inc.               14,600          336
W.R. Grace & Co.                         12,500          196
Westvaco Corporation                     16,750          449
Weyerhaeuser Company                     32,900        1,672
Willamette Industries, Inc.              18,400          616
Worthington Industries                   16,000          200
                                                 ------------
    TOTAL                                             52,036
                                                 ------------
CAPITAL GOODS (4.0%)
Aeroquip-Vickers, Inc.                    4,700          141
AlliedSignal, Inc.                       92,800        4,112
AMP, Inc.                                36,169        1,883
Avery Dennison Corporation               19,300          870
Ball Corporation                          5,000          229
Boeing Company                          167,018        5,449
Briggs & Stratton Corporation             4,000          200
Browning-Ferris Industries,
 Inc.                                    28,700          816

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Case Corporation                         12,300  $       268
Caterpillar, Inc.                        60,300        2,774
Cooper Industries, Inc.                  17,100          815
Corning, Inc.                            38,300        1,724
Crane Co.                                11,325          342
Crown Cork & Seal Company, Inc.          20,600          635
Cummins Engine Company, Inc.              6,400          227
Danaher Corporation                      22,100        1,200
Deere & Company                          40,500        1,342
Dover Corporation                        36,900        1,351
Eaton Corporation                        11,800          834
Emerson Electric Co.                     72,800        4,555
Fluor Corporation                        13,000          553
Foster Wheeler Corporation                6,700           88
General Dynamics Corporation             20,900        1,225
General Electric Company                537,800       54,889
Harnischfeger Industries, Inc.            7,900           80
Honeywell, Inc.                          20,900        1,574
Illinois Tool Works, Inc.                41,300        2,395
Ingersoll-Rand Company                   27,350        1,284
Johnson Controls, Inc.                   14,000          826
Lockheed Martin Corporation              32,361        2,743
McDermott International, Inc.             9,800          242
Milacron Inc                              6,500          125
Millipore Corp.                           7,200          205
Minnesota Mining &
 Manufacturing Co.                       66,800        4,751
Moore Corporation Ltd.                   14,573          160
NACCO Industries, Inc.                    1,300          120
National Service Industries,
 Inc.                                     6,900          262
*Navistar International Corp.            11,070          315
Northrop Grumman Corporation             11,400          834
*Owens-Illinois, Inc.                    25,700          787
PACCAR, Inc.                             12,890          530
Pall Corporation                         20,466          518
Parker-Hannifin Corporation              18,300          599
Pitney Bowes, Inc.                       45,400        2,999
Raychem Corp.                            13,100          423
Rockwell International Corp.             31,600        1,535
*Sealed Air Corporation                  13,786          704
Tenneco, Inc.                            28,000          954
Textron, Inc.                            27,100        2,058
*Thermo Electron Corporation             27,400          464
Thomas & Betts Corporation                9,400          407
Timken Company                           10,300          194
Tyco International Ltd.                 106,459        8,031
United Technologies Corp.                37,700        4,100
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Waste Management, Inc.                   94,497  $     4,406
                                                 ------------
    TOTAL                                            131,147
                                                 ------------
CONSUMER SERVICES (4.2%)
*Airtouch Communications, Inc.           94,900        6,845
ALLTEL Corporation                       45,300        2,710
Ameritech Corporation                   182,200       11,547
AT&T Corporation                        298,600       22,470
Bell Atlantic Corporation               256,780       14,588
BellSouth Corporation                   325,200       16,219
Frontier Corporation                     28,300          962
GTE Corporation                         159,300       10,743
*MCI WorldCom, Inc.                     293,589       21,065
*Nextel Communications, Inc.             47,200        1,115
SBC Communications, Inc.                323,574       17,352
Sprint Corporation                       71,100        5,981
*Sprint PCS                              69,350        1,604
US WEST, Inc.                            82,905        5,358
                                                 ------------
    TOTAL                                            138,559
                                                 ------------
CONSUMER CYCLICAL (4.4%)
American Greetings Corp.                 11,700          480
Armstrong World Industries,
 Inc.                                     6,600          398
*AutoZone, Inc.                          25,200          830
Black & Decker Corporation               14,500          813
Brunswick Corporation                    16,400          406
*Cendant Corporation                    141,854        2,704
Centex Corporation                        9,900          446
Circuit City Stores, Inc.                16,500          824
*Consolidated Stores
 Corporation                             18,100          365
Cooper Tire & Rubber Company             12,800          262
*Costco Companies, Inc.                  35,751        2,581
Dana Corporation                         27,265        1,114
Dayton Hudson Corporation                72,600        3,939
Dillard's, Inc.                          18,300          519
Dollar General Corp.                     30,575          722
Dow Jones & Company, Inc.                15,500          746
Dun & Bradstreet Corporation             28,200          890
*Federated Department Stores,
 Inc.                                    34,900        1,520
Fleetwood Enterprises, Inc.               5,700          198
Ford Motor Company                      200,300       11,755
*Fruit of the Loom, Inc.                 11,900          164
Gannett Company, Inc.                    47,000        3,110
Gap, Inc.                                97,450        5,482
General Motors Corp.                    108,100        7,736
Genuine Parts Company                    29,575          989
Goodyear Tire & Rubber Company           26,000        1,311

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
H & R Block, Inc.                        16,600  $       747
Harcourt General                         11,700          622
*Harrahs Entertainment                   16,700          262
Hasbro, Inc.                             21,750          786
Hilton Hotels Corporation                43,100          824
Home Depot, Inc.                        242,898       14,862
Interpublic Group of Cos., Inc.          22,500        1,794
ITT Industries, Inc.                     19,600          779
J.C. Penney Company, Inc.                41,800        1,959
Jostens, Inc.                             6,100          160
*Kmart Corporation                       81,400        1,246
Kaufman & Broad Home Corp.                6,600          190
Knight-Ridder, Inc.                      13,000          665
*Kohl's Corporation                      26,100        1,604
Laidlaw Transportation Limited           54,500          548
The Limited Inc.                         37,700        1,098
Liz Claiborne, Inc.                      10,900          344
Lowe's Companies, Inc.                   58,100        2,974
Marriott International                   41,300        1,198
Masco Corporation                        56,200        1,616
Mattel, Inc.                             48,360        1,103
May Department Stores Company            38,200        2,306
Maytag Corporation                       15,100          940
McGraw-Hill Companies, Inc.              16,400        1,671
Meredith Corporation                      8,700          330
*Mirage Resorts, Inc.                    29,700          444
The New York Times Company               31,300        1,086
Nike, Inc.                               47,600        1,931
Nordstrom, Inc.                          24,600          853
Omnicom Group Inc.                       28,100        1,630
Owens Corning                             8,900          315
Pep Boys-Manny, Moe & Jack               10,500          165
Pulte Corporation                         7,100          197
*Reebok International Ltd.                9,300          138
Russell Corp.                             6,000          122
Sears Roebuck & Co.                      64,900        2,758
Service Corporation
 International                           42,500        1,618
Sherwin-Williams Company                 28,600          840
Snap-On, Inc.                             9,750          339
Springs Industries, Inc.                  3,100          128
The Stanley Works                        14,700          408
*Staples, Inc.                           51,500        2,250
The TJX Companies, Inc.                  52,400        1,520
Tandy Corporation                        16,600          684
Times Mirror Company                     14,300          801
*Toys R Us                               43,200          729
Tribune Company                          20,200        1,333
TRW, Inc.                                20,200        1,135
VF Corporation                           20,100          942
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Venator Group, Inc.                      22,400  $       144
Wal-Mart Stores, Inc.                   369,500       30,091
Whirlpool Corporation                    12,600          698
                                                 ------------
    TOTAL                                            144,231
                                                 ------------
CONSUMER STAPLES (7.4%)
Adolph Coors Co.                          6,000          339
Alberto-Culver Company                    9,100          243
Albertson's, Inc.                        40,600        2,586
American Stores Co.                      45,400        1,677
Anheuser-Busch Companies, Inc.           79,700        5,230
Avon Products, Inc.                      43,500        1,925
BESTFOODS                                47,500        2,529
*Brown-Forman Corporation                11,400          863
Campbell Soup Company                    74,200        4,081
Cardinal Health, Inc.                    33,100        2,511
CBS Corporation                         118,300        3,874
*Clear Channel Communications,
 Inc.                                    41,000        2,235
Clorox Company                           17,200        2,009
The Coca Cola Company                   407,500       27,252
Coca Cola Enterprises Inc .              66,900        2,392
Colgate-Palmolive Co.                    48,900        4,542
Comcast Corp.                            61,050        3,583
Conagra, Inc.                            80,700        2,542
CVS Corporation                          64,400        3,542
Darden Restaurant, Inc.                  23,000          414
Deluxe Corp.                             13,400          490
Fort James Corporation                   36,500        1,460
Fortune Brands, Inc.                     28,600          904
General Mills, Inc.                      25,600        1,990
Gillette Company                        185,600        8,967
Great Atlantic & Pacific Tea
 Co., Inc.                                6,300          187
H.J. Heinz Company                       59,850        3,389
Hershey Foods Corporation                23,700        1,474
Kellogg Company                          67,300        2,297
Kimberly-Clark Corporation               90,432        4,929
*King World Productions, Inc.            12,100          356
*Kroger Co.                              42,400        2,565
Longs Drug Stores Corp.                   6,400          240
Fred Meyer, Inc.                         25,500        1,536
McDonald's Corporation                  113,200        8,674
*MediaOne Group, Inc.                   100,700        4,733
Newell Co.                               26,900        1,110
PepsiCo, Inc.                           243,400        9,964
Philip Morris Companies, Inc.           402,000       21,507
Procter & Gamble Company                221,700       20,244
The Quaker Oats Company                  22,500        1,339
R.R. Donnelley & Sons Company            23,000        1,008

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Ralston Purina Group                     51,600  $     1,670
Rite Aid Corporation                     42,700        2,115
RJR Nabisco Holdings Corp.               53,700        1,593
Rubbermaid, Inc.                         24,800          780
*Safeway, Inc.                           80,400        4,898
Sara Lee Corporation                    154,400        4,351
The Seagram Company Ltd.                 65,200        2,478
Supervalue, Inc.                         20,000          560
Sysco Corporation                        55,800        1,530
*Tele Communications, Inc.               86,514        4,784
Time Warner, Inc.                       198,100       12,295
*Tricon Global Restaurants,
 Inc.                                    25,190        1,263
Tupperware                                9,500          156
Unilever, N.V.                          105,800        8,775
UST, Incorporated                        30,700        1,071
Viacom, Inc.                             59,156        4,378
Walt Disney Company                     338,608       10,158
Walgreen Company                         82,200        4,814
Wendy's International, Inc.              21,000          458
Winn-Dixie Stores, Inc.                  24,600        1,104
Wm. Wrigley Jr. Company                  19,200        1,720
                                                 ------------
    TOTAL                                            244,683
                                                 ------------
ENERGY (3.1%)
Amerada Hess Corporation                 15,000          746
Amoco Company                           157,700        9,521
Anadarko Petroleum Corporation           19,800          611
Apache Corporation                       16,300          413
Ashland, Inc.                            12,600          610
Atlantic Richfield Company               53,100        3,465
Baker Hughes, Inc.                       52,540          929
Burlington Resource, Inc.                29,375        1,052
Chevron Corp.                           108,200        8,974
Exxon Corporation                       403,000       29,469
Halliburton Company                      72,500        2,148
Helmerich & Payne, Inc.                   8,300          161
Kerr-McGee Corporation                    7,900          302
Mobil Corporation                       129,200       11,257
Occidental Petroleum
 Corporation                             58,400          986
*ORYX Energy Company                     17,600          237
PennzEnergy Company                       7,900          129
*Pennzoil-Quaker State Company            7,900          117
Phillips Petroleum Company               42,700        1,820
*Rowan Companies, Inc.                   14,100          141
Royal Dutch Petroleum Co., ADR          354,400       16,967
Schlumberger Limited                     90,000        4,151
Sunoco, Inc.                             15,500          559
Texaco, Inc.                             88,600        4,685
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
ENERGY (CONTINUED)
Union Pacific Resource Group             41,458  $       376
Unocal Corp.                             39,900        1,165
USX-Marathon Group                       50,800        1,530
                                                 ------------
    TOTAL                                            102,521
                                                 ------------
FINANCE (7.8%)
Allstate Corporation                    136,894        5,288
American Express Company                 75,400        7,710
American General Corporation             41,803        3,260
American International Group,
 Inc.                                   173,562       16,770
Aon Corporation                          27,950        1,548
Associates First Capital
 Corporation                            114,438        4,849
Banc One Corporation                    193,545        9,883
Bank of New York Company, Inc.          123,500        4,971
BankAmerica Corporation                 287,195       17,268
BankBoston Corporation                   48,600        1,892
Bankers Trust New York
 Corporation                             15,900        1,358
BB&T Corporation                         47,300        1,907
The Bear Stearns Companies,
 Inc.                                    18,800          703
Berkshire Hathaway Inc                       44        3,063
Capital One Financial
 Corporation                             10,900        1,254
Charles Schwab Corporation               66,225        3,721
Chase Manhattan Corporation             141,548        9,634
The Chubb Corporation                    27,400        1,778
CIGNA Corporation                        35,100        2,714
Cincinnati Financial
 Corporation                             27,600        1,011
Citigroup                               377,888       18,705
Comerica, Inc.                           25,700        1,752
Conseco, Inc.                            51,670        1,579
Countrywide Credit Industries,
 Inc.                                    18,400          923
Federal Home Loan Mortgage
 Corp.                                  112,200        7,230
Federal National Mortgage
 Corporation                            171,400       12,684
Fifth Third Bancorp                      44,275        3,157
First Union Corporation                 160,186        9,741
Fleet Financial Group, Inc.              93,838        4,193
Franklin Resources, Inc.                 41,800        1,338
Golden West Financial
 Corporation                              9,500          871
Hartford Financial Services
 Group Inc.                              38,600        2,118
Household International, Inc.            81,359        3,224
Huntington Bancshares, Inc.              34,980        1,052

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
J.P. Morgan & Company, Inc.              29,200  $     3,068
Jefferson-Pilot Corp.                    17,575        1,318
KeyCorp                                  72,700        2,326
Lehman Brothers Holdings, Inc.           19,600          864
Lincoln National Corporation             16,600        1,358
Loews Corp.                              19,000        1,867
Marsh & McLennan Companies,
 Inc.                                    42,300        2,472
MBIA, Inc.                               16,400        1,075
MBNA Corp.                              124,232        3,098
Mellon Bank Corporation                  43,100        2,963
Mercantile Bancorp                       25,100        1,158
Merrill Lynch & Co.                      57,600        3,845
MGIC Investment Corp.                    18,700          744
Morgan Stanley, Dean Witter
 Discover & Co.                          96,780        6,871
National City Corp.                      54,500        3,951
Northern Trust Corp.                     18,400        1,607
PNC Bank Corp.                           49,800        2,695
Progressive Corporation                  12,000        2,033
Provident Companies, Inc.                22,300          925
Providian Financial Corporation          23,550        1,766
Regions Financial Corp                   35,400        1,427
Republic New York Corporation            17,800          811
SAFECO, Inc.                             23,300        1,000
SLM Holding Corporation                  27,700        1,330
St. Paul Companies, Inc.                 39,006        1,355
State Street Corporation                 26,700        1,857
Summit Bancorp                           28,700        1,254
SunAmerica, Inc.                         34,200        2,774
Suntrust Banks, Inc.                     34,500        2,639
Synovus Financial Corp.                  43,550        1,062
Torchmark Corporation                    23,200          819
Transamerica Corporation                 10,300        1,190
UNUM Corporation                         22,900        1,337
U.S. Bancorp                            122,787        4,359
Union Planters Corporation               21,000          952
Wachovia Corporation                     34,200        2,990
Waddell & Reed Financial, Inc.            5,706          133
Washington Mutual, Inc.                  98,014        3,743
Wells Fargo & Company                   267,260       10,674
                                                 ------------
    TOTAL                                            256,859
                                                 ------------
HEALTHCARE (6.1%)
Abbott Laboratories, Inc.               254,500       12,471
Aetna, Inc.                              23,893        1,879
Allergan, Inc.                           10,800          699
*Alza Corporation                        14,300          747
American Home Products
 Corporation                            217,500       12,248
*Amgen, Inc.                             42,000        4,392
Bausch & Lomb, Inc.                       9,200          552
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
HEALTHCARE (CONTINUED)
Baxter International, Inc.               47,200  $     3,036
Becton, Dickinson & Company              40,900        1,746
Biomet, Inc.                             18,500          745
*Boston Scientific Corp.                 64,700        1,735
Bristol-Myers Squibb Company            164,400       21,999
C.R. Bard, Inc                            9,300          460
Columbia/HCA Healthcare
 Corporation                            106,650        2,640
Eli Lilly & Company                     182,000       16,175
Guidant Corporation                      24,900        2,745
*HCR Manor Care Inc.                     17,900          526
*HEALTHSOUTH Corporation                 69,900        1,079
Humana, Inc.                             27,600          492
Johnson & Johnson                       222,300       18,645
Mallinckrodt, Inc.                       12,100          373
Medtronic, Inc.                          77,600        5,762
Merck & Co., Inc.                       196,800       29,065
Pfizer, Inc                             216,000       27,095
Pharmacia & Upjohn, Inc.                 83,930        4,753
Schering-Plough Corporation             242,600       13,404
*St. Jude Medical, Inc.                  13,950          386
*Tenet Healthcare Corp.                  50,900        1,336
*United Healthcare Corp.                 32,300        1,391
Warner-Lambert Company                  135,700       10,203
                                                 ------------
    TOTAL                                            198,779
                                                 ------------
TECHNOLOGY (9.3%)
*3Com Corporation                        59,300        2,657
Adobe Systems, Inc.                      11,100          519
*Advanced Micro Devices, Inc.            23,800          689
*Andrew Corporation                      14,262          235
*Apple Computer, Inc.                    22,300          913
*Applied Materials, Inc.                 60,500        2,583
*Ascend Communications, Inc.             35,700        2,347
Autodesk, Inc.                            7,800          333
Automatic Data Processing, Inc.          49,800        3,993
*BMC Software Inc                        34,100        1,520
*Cabletron Systems, Inc.                 27,200          228
*Ceridian Corp.                          12,000          838
*Cisco Systems, Inc.                    257,000       23,853
Compaq Computer Corporation             276,167       11,582
Computer Associates
 International, Inc.                     92,812        3,956
*Computer Sciences Corp.                 26,100        1,682
*Data General Corporation                 8,200          135
*Dell Computer Corp.                    209,200       15,311
EG&G, Inc.                                7,600          211
*EMC Corporation                         82,600        7,021
Eastman Kodak Company                    53,400        3,845
Electronic Data Systems
 Corporation                             81,400        4,090
Equifax, Inc.                            24,500          838
First Data Corporation                   73,800        2,339

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*Gateway 2000, Inc.                      25,700  $     1,316
*General Instrument Corporation          27,700          940
Harris Corporation                       13,200          483
HBO & Company                            76,900        2,206
Hewlett-Packard Company                 171,800       11,736
IMS Health Incorporated                  27,500        2,075
Ikon Office Solutions                    22,400          192
Intel Corporation                       277,700       32,925
International Business Machines
 Corporation                            154,200       28,488
*KLA-Tencor Corporation                  14,400          625
*LSI Logic Corp.                         23,300          376
Lucent Technologies, Inc.               217,386       23,912
*Micron Technology                       35,200        1,780
*Microsoft Corporation                  407,300       56,487
Motorola, Inc.                           98,900        6,039
*National Semiconductor
 Corporation                             27,100          366
Northern Telecom Limited                107,760        5,401
*Novell, Inc.                            58,400        1,059
*Oracle Corporation                     160,850        6,937
*Parametric Technology Company           45,000          737
Paychex, Inc                             27,000        1,389
*Peoplesoft, Inc                         38,100          722
Perkin-Elmer Corporation                  8,100          790
Polaroid Corporation                      7,300          136
Raytheon Company - Class B               56,000        2,982
Scientific-Atlanta, Inc.                 12,400          283
*Seagate Technology Inc.                 40,200        1,216
Shared Medical Systems Corp.              4,400          219
*Silicon Graphics                        31,200          402
*Sun Microsystems, Inc.                  62,600        5,360
Tektronix, Inc.                           7,800          234
*Tellabs, Inc.                           32,000        2,194
Texas Instruments, Inc.                  64,500        5,519
*Unisys Corporation                      42,000        1,446
W.W Grainger, Inc.                       16,100          670
Xerox Corporation                        54,300        6,407
                                                 ------------
    TOTAL                                            305,767
                                                 ------------
TRANSPORTATION (0.5%)
*AMR Corporation                         30,100        1,787
Burlington Northern Santa Fe             78,199        2,639
CSX Corporation                          36,100        1,498
Delta Air Lines, Inc.                    23,600        1,227
*Federal Express Corp                    24,420        2,173
Norfolk Southern Corporation             62,600        1,984
Ryder System, Inc.                       12,100          315
Southwest Airlines Co.                   55,450        1,244
Union Pacific Corporation                40,900        1,843
*USAir Group, Inc                        14,400          749
                                                 ------------
    TOTAL                                             15,459
                                                 ------------
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
UTILITIES (1.6%)
The AES Corporation                      29,100  $     1,379
Ameren Corporation                       22,700          969
American Electric Power Co.,
 Inc.                                    31,600        1,487
Baltimore Gas & Electric Co.             24,600          760
Carolina Power & Light Company           25,000        1,177
Central & South West
 Corporation                             35,100          963
Cinergy Corporation                      26,205          901
Coastal Corp.                            35,100        1,226
Columbia Energy Group                    13,800          797
Consolidated Edison Co. of New
 York                                    38,700        2,046
Consolidated Natural Gas
 Company                                 15,800          853
Dominion Resources, Inc.                 32,500        1,519
DTE Energy Company                       24,000        1,029
Duke Energy Corp.                        59,671        3,823
Eastern Enterprises                       3,700          162
Edison International                     58,500        1,631
Enron Corp.                              54,500        3,110
Entergy Corporation                      40,800        1,270
FirstEnergy Corporation                  39,200        1,276
FPL Group, Inc.                          30,000        1,849
GPU, Inc.                                21,100          932
Houston Industries,
 Incorporated                            48,926        1,572
New Century Energies, Inc.               18,400          897
*Niagara Mohawk Power
 Corporation                             31,000          500
Nicor, Inc.                               7,900          334
Northern States Power Company            25,000          694
ONEOK, Inc.                               5,200          188
P P & L Resources, Inc.                  25,033          698
PacifiCorp                               49,100        1,034
PECO Energy Company                      36,800        1,532
Peoples Energy Corporation                5,800          231
PG&E Corp.                               63,100        1,988
Public Service Enterprise
 Group, Inc.                             38,300        1,532
*Sempra Energy                           39,759        1,009
Sonat, Inc.                              18,200          493
Southern Company                        115,300        3,351
Texas Utilities Company                  46,195        2,157
UNICOM Corp.                             35,900        1,384
Williams Companies, Inc.                 70,200        2,188
                                                 ------------
    TOTAL                                             50,941
                                                 ------------
    TOTAL COMMON STOCK                             1,640,982
                                                 ------------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
SHORT TERM INVESTMENTS (15.7%)        PAR          (000'S)
-------------------------------------------------------------
MONEY MARKET INVESTMENTS (13.5%)
AUTOMOBILE REPAIR, SERVICES, & PARKING (0.7%)
+PHH Corp., 5.48%, 1/22/99           25,000,000  $    24,920
                                                 ------------
CHEMICALS & ALLIED PRODUCTS (0.7%)
+American Home Products, 5.15%,
 2/10/99                             25,000,000       24,857
                                                 ------------
DEPARTMENT STORES (0.8%)
+J.C. Penney, Co., Inc., 5.22%,
 2/24/99                             25,690,000       25,489
                                                 ------------
FEDERAL GOVERNMENT AND AGENCIES (0.5%)
+Federal Home Loan Mortgage
 Corporation, 4.92%, 2/26/99         15,000,000       14,885
                                                 ------------
FINANCE (4.6%)
+BAT Capital Corp., 5.55%,
 1/08/99                             25,000,000       24,973
Household Finance Co., 5.55%,
 1/29/99                             25,000,000       24,892
+Chrysler Financial Corp.,
 5.24%, 2/10/99                      25,000,000       24,854
CIESCO LP 5.25%, 1/27/99             25,000,000       24,905
+CXC Incorporated, 5.18%,
 1/25/99                             25,000,000       24,914
CIT Group Holdings, 5.35%,
 1/28/99                             25,000,000       24,900
                                                 ------------
    TOTAL                                            149,438
                                                 ------------
PERSONAL CREDIT INSTITUTIONS (4.6%)
+General Electric Capital,
 5.23%, 2/16/99                      25,000,000       24,833
+General Motors Acceptance,
 5.07%, 1/29/99                      25,000,000       24,901
Commercial Credit Co., 5.35%,
 1/20/99                             25,000,000       24,929
+Transamerica Finance, 5.18%,
 1/20/99                             25,000,000       24,932
IBM Credit Corp., 6.90%, 1/4/99      25,000,000       24,986
+Variable Funding Capital
 Corp., 5.17%, 1/06/99               25,000,000       24,982
                                                 ------------
    TOTAL                                            149,563
                                                 ------------
SHORT TERM BUSINESS CREDIT (1.6%)
American Express Credit, 5.00%,
 1/08/99                             26,800,000       26,774
+Sears Roebuck Acceptance
 Corp., 5.27%, 2/11/99               25,000,000       24,850
                                                 ------------
    TOTAL                                             51,624
                                                 ------------
    TOTAL MONEY MARKET
     INVESTMENTS                                     440,776
                                                 ------------
                                    SHARES/      MARKET VALUE
SHORT TERM INVESTMENTS (15.7%)        PAR          (000'S)
-------------------------------------------------------------
ASSET-BACKED SECURITIES (2.2%)
AUTO RELATED (0.8%)
+New Center Asset Trust, 5.39%,
 1/8/99                              25,000,000  $    24,974
                                                 ------------
COMMERCIAL MORTGAGES (0.7% )
+Asset Securitization, 5.18%,
 3/10/99                             25,000,000       24,765
                                                 ------------
FINANCE LESSORS (0.7%)
+Triple A One Funding, 5.22%,
 2/16/99                             24,000,000       23,840
                                                 ------------
    TOTAL ASSET-BACKED
     SECURITIES                                       73,579
                                                 ------------
    TOTAL SHORT TERM
     INVESTMENTS                                     514,355
                                                 ------------
    TOTAL BALANCED PORTFOLIO
     (99.6%) (COST
     $2,280,568,518)^                              3,267,945
    OTHER ASSETS, LESS
     LIABILITIES (0.4%)                               14,126
                                                 ------------
    TOTAL NET ASSETS (100.0%)                    $ 3,282,071
                                                 ------------

IO-Interest Only Security
144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.
 * Non-Income Producing.
++ Defaulted security
 ** Denominated in Greek Drachma
 + Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUER                     CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index           741         3/99        $13,320
 (Total Notional Value at
 12/31/98, $217,408,980)

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $2,287,836,541 and the net unrealized appreciation of investments based on that cost was $980,108,923 which is comprised of $1,012,402,159 aggregate gross unrealized appreciation and $32,293,236 gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

Objective:                           Portfolio Strategy:                                    Invested Assets:
High current income and capital      Generate superior performance by investing in a        $184,782,000
appreciation with moderate risk      diversified mix of fixed income securities rated
                                     below investment grade

HIGH YIELD BOND PORTFOLIO

Investing in a portfolio of high yield bonds provides investors who can accept a moderate level of risk with a high level of current income, coupled with the opportunity for capital gains. Holdings of particular interest include solid investments in entities that have the possibility of a positive event, such as a significant improvement in credit rating or earnings or a change in ownership. In a high-yield portfolio, some credit losses over time are inevitable; high coupons and diversification across many holdings mitigate the impact of individual securities on the performance of the total Portfolio.

The Portfolio underperformed somewhat in 1998 based on setbacks experienced during the third quarter. However, consistent with long-term performance, the portfolio did outperform its benchmarks in the first, second and fourth quarters of the year.

Extraordinary volatility in global securities markets during the last half of 1998 has been accompanied by minimal liquidity, resulting in significant weakness in trading levels of high yield bonds. During the third quarter, a series of negative events in emerging markets, capped by Russia's devaluation of the ruble, inspired a dramatic global flight to quality. In the United States, highly-leveraged hedge funds that were heavily invested in emerging markets had to raise cash quickly to cover losses and meet redemptions. With few ready bids for emerging market assets, domestic high yield bonds were especially hard hit. Many higher quality, more liquid securities, such as those emphasized in the Portfolio, traded down very quickly.

The result has been an unusually wide yield spread between U.S. Treasury securities (the ultimate quality instrument) and corporate issues of all types, especially smaller and/or more leveraged high yield issues. The eight-month period ending in October 1998 was the second worst such period in the last 20 years for high-yield returns. Although market values have dropped for holdings of many individual securities, particularly media and telecommunications bonds, the Portfolio has had no defaults. The Portfolio ended the year positioned relatively defensively, with moderate credit risk, and above-average seniority; exposure to highly cyclical industries and emerging markets is minimal.

Investors should remember that, although the Portfolio's total return (defined as income plus change in market value) has been slightly negative for the year, interest payments have continued to provide steady cash flow. At year end, the Portfolio had a yield of more than 13%, at a time when Treasury securities yield less than 5% and inflation is below 2%. In addition, investors in bonds have the issuer's pledge to pay face value at maturity; in contrast, equity investors participate in future earnings streams, with no guarantees. For long-term investors willing to accept some price volatility, high-yield securities, which continue to trade near third-quarter lows, may be attractive at current levels.

     Percentage Holdings by Industry Sector
       12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Telecommunications                      19%
Leisure                                 11%
Consumer Related/Health Care            11%
Broadcasting/Media                      11%
Basic Materials/Energy                  11%
Cable Television                         9%
Transportation                           7%
Other Industries                         7%
Finance                                  6%
Services                                 5%
Cash and Other                           3%

     Performance Relative to
     Lehman Brothers High Yield Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      HIGH YIELD               LEHMAN BROTHERS HIGH YIELD
                                                    BOND PORTFOLIO#            INTERMEDIATE MARKET INDEX
5/94                                                            $10,000                                 $10,000
12/94                                                           $10,302                                 $10,188
12/95                                                           $12,030                                 $11,952
12/96                                                           $14,409                                 $13,409
12/97                                                           $16,693                                 $15,020
12/98                                                           $16,388                                 $15,244
AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED DECEMBER 31, 1998
                                                               ONE YEAR                         SINCE INCEPTION
High Yield Bond Portfolio                                        -1.84%                                  11.17%
Lehman Brothers Index                                             1.49%                                   9.46%
#NOTE: INCEPTION DATE OF 5/3/94

The total return performance for the High Yield Bond Portfolio is shown in comparison with the Lehman Brothers High Yield Intermediate Market Index. The Lehman Brothers index is an appropriate measure of portfolio performance since it has a quality and maturity profile that resembles the High Yield Bond Portfolio.
    The Lehman Brothers High Yield Intermediate Market Index is made up of dollar-denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issuers in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the index excludes pay-in-kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's, or by Fitch if an S&P rating is unavailable. A few unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.
    This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account the cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.4%)
PAPER (0.7%)
Pindo Deli Fin Mauritius, 10.75%, 10/01/07                 2,500,000    $  1,359
                                                                        ---------
STEEL (0.7%)
Renco Steel Holdings, Inc., 10.875%, 2/01/05 (144A)        1,500,000       1,290
                                                                        ---------
    TOTAL BASIC MATERIALS                                                  2,649
                                                                        ---------
BROADCASTING/MEDIA (3.8%)
BROADCASTING (3.1%)
+Big City Radio, Inc., 11.25%, 3/15/05 (144A)              5,750,000       3,795
+Fox Family Worldwide, Inc., 10.25%, 11/01/07              3,100,000       1,953
                                                                        ---------
    TOTAL                                                                  5,748
                                                                        ---------
PRINTING AND PUBLISHING (0.7%)
+Diva System Corp., 12.625%, 3/01/08 (144A)                3,375,000       1,257
                                                                        ---------
    TOTAL BROADCASTING/MEDIA                                               7,005
                                                                        ---------
CABLE TELEVISION (4.9%)
+International Cabletel, Inc., 11.50%, 02/01/06            3,000,000       2,460
+NTL, Inc.,9.75%, 4/01/08,                                 4,250,000       2,635
NTL Incorporated, 11.50%, 10/01/08 (144A)                  1,000,000       1,093
Supercanal Holdings S A, 11.50%, 05/15/05 (144A)           2,500,000       1,500
+Telewest PLC, 11.25%, 11/1/08                             1,150,000       1,288
                                                                        ---------
    TOTAL CABLE TELEVISION                                                 8,976
                                                                        ---------
CONSUMER RELATED (5.3%)
CONSUMER STAPLES (0.6%)
+SF Holdings Group, Inc., 12.75%, 3/15/08                  3,250,000       1,137
                                                                        ---------
FOODS/FOOD SERVICES (4.1%)
Favorite Brands Int'l, Inc., 10.75%, 05/15/06 (144A)       2,250,000       1,845
Global Health Sciences, Inc., 11.0%, 05/01/08 (144A)       2,500,000       1,650
Iowa Select Farms L.P., 10.75%, 12/01/05 (144A)            4,200,000       3,402
Planet Hollywood, 12.00%, 4/01/05 (144A)                   2,100,000         735
                                                                        ---------
    TOTAL                                                                  7,632
                                                                        ---------
HOUSEHOLD PRODUCTS (0.2%)
+Diamond Brands, 12.875%, 04/15/09 (144A)                  1,250,000         437
                                                                        ---------
SOAPS & TOILETRIES (0.4%)
Styling Technologies, 10.875%, 07/01/08 (144A)               800,000         760
                                                                        ---------
    TOTAL CONSUMER RELATED                                                 9,966
                                                                        ---------

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
ENERGY RELATED (9.2%)
ELECTRIC AND OTHER SERVICES (0.5%)
CE Casecnan Water & Energy, 11.95%, 11/15/2010             1,000,000    $    850
                                                                        ---------
OIL AND GAS INDEPENDENT (6.3%)
Belden & Blake Corp., 9.875%, 6/15/07                      3,950,000       3,200
Chesapeake Energy, 9.625%, 05/01/05 (144A)                 3,750,000       2,812
Gothic Production Corp., 11.125%, 05/01/05 (144A)          5,250,000       4,095
Grey Wolf, Inc., 8.875%, 07/01/07                          2,100,000       1,523
                                                                        ---------
    TOTAL                                                                 11,630
                                                                        ---------
OIL FIELD SERVICES (2.4%)
Pride International, Inc., 9.375%, 05/01/07                2,525,000       2,348
R&B Falcon Corp., 9.5%, 12/15/08 (144A)                    2,000,000       2,000
                                                                        ---------
    TOTAL                                                                  4,348
                                                                        ---------
    TOTAL ENERGY RELATED                                                  16,828
                                                                        ---------
FINANCE (4.7%)
FINANCE COMPANIES (3.4%)
Arcadia Financial, Ltd., 11.50%, 3/15/07                   3,675,000       2,793
BF Saul Real Estate, 9.75%, 4/01/08                        2,250,000       2,093
Metris Companies, Inc., 10.00%, 11/01/04                   1,400,000       1,386
                                                                        ---------
    TOTAL                                                                  6,272
                                                                        ---------
INSURANCE (1.3%)
Superior Nat'l Capital Trust I, 10.75%, 12/01/17           2,400,000       2,376
                                                                        ---------
    TOTAL FINANCE                                                          8,648
                                                                        ---------
HEALTHCARE (4.4%)
Magellan Health Services, 9.00%, 02/15/08                  2,800,000       2,464
Vencor, Inc., 9.875%, 05/01/05 (144A)                      6,550,000       5,633
                                                                        ---------
    TOTAL HEALTHCARE                                                       8,097
                                                                        ---------
LEISURE (10.3%)
GAMING (5.7%)
Circus Circus Enterprise, 9.25%, 12/01/05                  1,500,000       1,515
Trump Atlantic, 11.25%, 5/1/06                             2,500,000       2,200
Trump Hotels & Casino Resorts, 15.50%, 6/15/03             2,000,000       2,120
Venetian Casino/LV Sands, 12.25%, 11/15/04                 5,000,000       4,725
                                                                        ---------
    TOTAL                                                                 10,560
                                                                        ---------
HOTELS AND OTHER LODGING PLACES (2.2%)
HMH Properties, Inc., 8.45%, 12/01/08                      1,200,000       1,200
John Q. Hammons Hotels, 8.875%, 02/15/04                     500,000         470

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
HOTELS AND OTHER LODGING PLACES (CONTINUED)
Starwood Hotels & Resorts, 6.75%, 11/15/05                   450,000    $    415
Starwood Hotels & Resorts, 7.875%, 11/15/15                2,250,000       1,992
                                                                        ---------
    TOTAL                                                                  4,077
                                                                        ---------
LEISURE RELATED (0.8%)
+Hedstrom Holdings Inc., 12.00%, 6/1/09                    3,325,000       1,530
                                                                        ---------
MOVIE THEATERS (1.6%)
Hollywood Theaters, Inc., 10.625%, 08/01/07                2,600,000       1,918
Silver Cinemas, 10.50%, 04/15/05 (144A)                    1,400,000         952
                                                                        ---------
    TOTAL                                                                  2,870
                                                                        ---------
    TOTAL LEISURE                                                         19,037
                                                                        ---------
OTHER INDUSTRIES (6.8%)
AUTO RELATED (2.6%)
Exide Corporation, 10.00%, 04/15/05 (144A)                 3,250,000       3,209
Exide Corporation, 2.90%, 12/15/05 (144A)                  3,000,000       1,758
                                                                        ---------
    TOTAL                                                                  4,967
                                                                        ---------
HOUSEHOLD FURNISHINGS, APPLIANCES (2.9%)
Corning Consumer Products Co., 9.625%, 05/01/08 (144A)     3,900,000       2,730
Renters Choice, Inc., 11.00%, 08/15/08 (144A)              2,500,000       2,538
                                                                        ---------
    TOTAL                                                                  5,268
                                                                        ---------
INDUSTRIAL MACHINERY AND EQUIPMENT (0.8%)
United Rentals, Inc., 9.25%, 01/15/09 (144A)               1,500,000       1,504
                                                                        ---------
OFFICE EQUIPMENT (0.5%)
US Office Products Co., 9.75%, 06/15/08                    1,300,000         848
                                                                        ---------
    TOTAL OTHER INDUSTRIES                                                12,587
                                                                        ---------
SERVICES (5.0%)
PROFESSIONAL SERVICES (1.5%)
Decisionone Holdings, 9.75%, 8/1/07                        1,800,000         828
+Decisionone Holdings, 11.50%, 8/1/08                      3,875,000         891
Federal Data Corp., 10.125%, 8/01/05                       1,000,000         990
                                                                        ---------
    TOTAL                                                                  2,709
                                                                        ---------
BUSINESS SERVICES (3.5%)
Loewen Group International, Inc., 7.5%, 04/15/01           2,000,000       1,765
Loewen Group International, Inc., 7.75%, 10/15/01          3,000,000       2,625
                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
Loewen Group International, Inc., 8.25%, 10/15/03            500,000    $    430
Loewen Group International, Inc., 7.6%, 06/01/08           2,100,000       1,690
                                                                        ---------
    TOTAL                                                                  6,510
                                                                        ---------
    TOTAL SERVICES                                                         9,219
                                                                        ---------
TELECOMMUNICATIONS (16.1%)
Arch Communications, 12.75%, 07/01/07 (144A)               6,000,000       6,000
+Bestel S A de CV, 12.75%, 05/15/05                        1,950,000       1,072
+Firstworld Communications, 13.00%, 04/15/08               2,500,000         750
+GST Network Funding, Inc., 10.50%, 05/01/08 (144A)        3,000,000       1,290
+Hyperion Telecommunications, 13.00%, 4/15/03                400,000         286
Hyperion Telecommunications, 12.25%, 9/01/04               4,000,000       4,060
+KMC Telecommunication Hldgs, 12.50%, 2/15/08              6,250,000       3,000
Metromedia Fiber Network, 10.00%, 11/15/08 (144A)          1,500,000       1,541
++Mobilemedia Communications Inc., 10.50%, 12/01/03        2,000,000         220
Northeast Optic Network, 12.75%, 08/15/08                  3,300,000       3,234
Splitrock Services, Inc., 11.75%, 07/15/08                 3,000,000       2,595
+21st Century Telecom, 12.25%, 2/15/08 (144A)              1,750,000         735
Verio, Inc.......................11.25%, 12/01/08 (144A)   2,000,000       2,010
Viatel, Inc., 11.25%, 04/15/08                             1,500,000       1,534
+Viatel, Inc., 12.50%, 04/15/08                            2,500,000       1,475
                                                                        ---------
    TOTAL TELECOMMUNICATIONS                                              29,802
                                                                        ---------
TRANSPORTATION (6.6%)
TRUCKING AND SHIPPING (6.6%)
Greyhound Lines, Inc., 11.50%, 4/15/07                     2,500,000       2,838
Navigator Gas Trans PLC, 10.50%, 06/30/07 (144A)           1,550,000       1,364
Navigator Gas Trans PLC, 12.00%, 06/30/07                    900,000         810
Stena AB, 8.75%, 06/15/07                                  2,500,000       2,381
Stena Line AB, 10.625%, 06/01/08                           5,400,000       4,860
                                                                        ---------
    TOTAL TRANSPORTATION                                                  12,253
                                                                        ---------
UTILITIES (0.5%)
Companhia De Saneamento Basico, 10%, 7/28/05 (144A)        1,235,000         840
                                                                        ---------
    TOTAL BONDS                                                          145,907
                                                                        ---------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
PREFERRED STOCK (16.0%)                                       PAR        (000'S)
---------------------------------------------------------------------------------
BROADCASTING MEDIA (7.6%)
BROADCASTING (5.1%)
Cumulus Media, Inc.                                           43,656    $  4,693
Sinclair Capital                                              43,500       4,742
                                                                        ---------
    TOTAL                                                                  9,435
                                                                        ---------
PRINTING AND PUBLISHING (2.5%)
Primedia, Inc.                                                45,000       4,631
                                                                        ---------
    TOTAL BROADCASTING MEDIA                                              14,066
                                                                        ---------
CABLE TELEVISION (3.7%)
**CSC Holdings, Inc. (PIK)                                    59,276       6,817
                                                                        ---------
ENERGY RELATED (0.6%)
GAS UTILITY (0.6%)
Petroleum Heat & Power Inc.                                   48,750       1,023
                                                                        ---------
FINANCE (0.8%)
BANKS (0.8%)
California Fed Pfd Capital                                    60,000       1,519
                                                                        ---------
LEISURE RELATED (0.3%)
**Samsonite Corp. (PIK)                                        6,663         513
                                                                        ---------
MEDICAL PRODUCTS (0.4%)
Fresenius Medical Care AG                                    750,000         743
                                                                        ---------
TELECOMMUNICATIONS (2.6%)
+Crown Castle International Corp.                             20,000       2,012
+Global Crossing Holdings, Ltd.                                2,500         245
**21st Century Telecom (PIK)                                   9,110         592
**Hyperion Telecommunications (PIK)                           22,260       1,770
**Viatel, Inc. (PIK)                                           2,052         226
                                                                        ---------
    TOTAL TELECOMMUNICATIONS                                               4,845
                                                                        ---------
    TOTAL PREFERRED STOCK                                                 29,526
                                                                        ---------

COMMON STOCK AND WARRANTS (0.5%)
---------------------------------------------------------------------------------
APPAREL AND TEXTILE (0.1%)
*Ithaca Industries Inc.                                      136,000    $    247
                                                                        ---------
BROADCASING/MEDIA (0.1%)
*Diva System Corp. (144A)                                     10,125         162
                                                                        ---------
CONSUMER STAPLES (0.0%)
*SF Holdings Group, Inc. (144A)                                6,500          13
                                                                        ---------
ENERGY RELATED (0.0%)
GAS UTILITY (0.0%)
Petroleum Heat & Power, Inc.                                   4,111           3
                                                                        ---------
FINANCE (0.0%)
FINANCE COMPANIES (0.00%)
*Arcadia Financial, Ltd.                                       4,000          20
                                                                        ---------
                                                                         MARKET
                                                            SHARES/       VALUE
COMMON STOCK AND WARRANTS (0.5%)                              PAR        (000'S)
---------------------------------------------------------------------------------
LEISURE (0.2%)
LEISURE RELATED (0.2%)
*Hedstrom Holdings, Inc. (144A)                              201,674    $    202
Meditrust Corp.                                               11,117         168
*Samsonite Corp.                                               6,250          19
                                                                        ---------
    TOTAL                                                                    389
                                                                        ---------
TELECOMMUNICATIONS (0.1%)
*Bestel S A de CV                                              1,950           4
*Firstworld Communications                                     2,500          25
*KMC Telecom Holdings, Inc.                                    6,250          20
*Splitrock Services, Inc.                                      3,000          33
*21st Century Telecom                                          8,500          25
                                                                        ---------
    TOTAL                                                                    107
                                                                        ---------
    TOTAL COMMON STOCK
     AND WARRANTS                                                            941
                                                                        ---------

MONEY MARKET INVESTMENTS (2.1%)
---------------------------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (2.1%)
American Express Credit, 4.999%, 01/08/99                  3,900,000    $  3,896
                                                                        ---------
    TOTAL MONEY MARKET INVESTMENTS                                         3,896
                                                                        ---------
    TOTAL INVESTMENTS (97.6%)
     (COST $199,646,191)^                                                180,270
    OTHER ASSETS, LESS LIABILITIES (2.4%)                                  4,512
                                                                        ---------
    TOTAL NET ASSETS (100.0%)                                           $184,782
                                                                        ---------

    * Non-Income Producing
    + Deferred interest security that presently receives no coupon payments. At a predetermined date the stated coupon rate becomes effective.
   ++ Defaulted Security
   **PIK-Payment in Kind
   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securites may be resold as transactions exempt from registration, normally to qualified institutional buyers.
   ^ At December 31, 1998, the aggregate cost of securites for federal income tax purposes was $199,971,590 and the net unrealized depreciation of investments based on that cost was $19,701,115 which is comprised of $5,103,845 aggregate gross unrealized appreciation and $24,804,960 aggregated gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

SELECT BOND PORTFOLIO
--------------------------------------------------------------------------------

Objective:                    Portfolio Strategy:                         Invested Assets:
A stable and relatively high  Invest in high grade corporate bonds, U.S.  $298,034,000
level of long-term total      government bonds and bonds of government
return and preservation of    agencies.
capital

SELECT BOND PORTFOLIO

The Select Bond Portfolio invests primarily in high quality debt securities, mainly government bonds, corporate bonds and mortgage-backed securities. Exposure to market sectors is adjusted as yield spreads change among the various classes of securities. Duration and maturities are altered with moderate adjustments in recognition or anticipation of interest rate changes.

Like most actively managed bond funds, the Select Bond Portfolio underperformed the broad market indexes in 1998. The main reason is that the indexes have a significant component of U.S. Treasury securities, which provided significantly higher returns than any other class of bonds during the year, as investors sought to minimize risk.

Early in the year, the portfolio suffered from a limited exposure to Asian bonds. In August, the failure of Long-Term Capital Management, a very large hedge fund, raised doubts regarding the survival of many banks and brokerage firms. Liquidity in the bond market became almost non-existent as investors dumped securities perceived as risky, creating chaos in markets and extraordinarily wide spreads between bid and offer prices. The values of high-yield bonds plummeted, and, with minimal liquidity, it became difficult to gauge the value of even investment grade bonds. Meanwhile, values of Treasury bonds soared, driven by a combination of interest rate reductions and investors' flight to quality. In the fourth quarter, liquidity began to redevelop and spreads among bond classes narrowed, though they remained wider than at the beginning of the year.

At present, the portfolio has a major position in mortgage-backed securities, which are being used as a substitute for corporate bonds. While these well-structured mortgage-backed securities involve some risk of prepayment, we believe that they are safer than high-grade corporate bonds with comparable yields, many of which are subject to economic problems in Asia and other international markets.

The unusual volatility of the bond market over the last year, with true values of securities difficult to determine at times in the face of very limited liquidity, has raised questions regarding the appropriate level of risk in a conservatively managed portfolio. We enter 1999 with the portfolio structured in a more risk-averse manner, with limited credit risk and a neutral position with regard to duration. We believe the portfolio is well positioned to provide protection in the event that the economy weakens in the months ahead.
     Percentage Holdings
       12/31/98

                    [CHART]

The Corporate Bonds sector includes bonds of companies headquartered outside the United States. The Government and Government Agencies category includes taxable bonds of domestic and foreign governments and a small position in municipal bonds. Consistent with the Portfolio's stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high-yield securities.

     Performance Relative to
     Merrill Lynch Domestic Master Index

                    [CHART]

Since the Portfolio invests broadly in U.S. Government, mortgage and corporate bonds, a useful basis for comparing returns is the Merrill Lynch Domestic Master Index. The index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.
    This chart assumes an initial investment of $10,000 made on 12/31/88. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. The net investment rates of return shown on page 2 reflect mortality and expense risk charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the return significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       --

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
CORPORATE BONDS (15.8%)
BANK HOLDING COMPANIES (1.0%)
BT Institutional Capital Trust,
 7.75%, 12/1/26 (144A)                  3,000,000  $    3,094
                                                   -----------
BANKING AND FINANCE (1.7%)
Lehman Brothers Holdings, Inc.,
 8.8%, 3/1/15                           4,500,000       5,166
                                                   -----------
CABLE AND MEDIA (1.5%)
Seagram Joseph E & S, 7.60%,
 12/15/28                               4,400,000       4,429
                                                   -----------
CHEMICALS AND ALLIED PRODUCTS (0.8%)
Dow Capital B.V., 8.5%, 6/8/10          1,800,000       2,149
                                                   -----------
ELECTRIC SERVICES (2.6%)
Comed Financing II, 8.5%, 1/15/27       1,750,000       1,945
Ohio Edison Company, 7.375%,
 9/15/02                                1,000,000       1,059
PECO Energy Company, 7.75%,
 3/1/23                                 1,150,000       1,208
Public Service Electric & Gas
 Co., 6.875%, 1/1/03                    2,250,000       2,364
Texas Utilities Electric Co.,
 7.875%, 3/1/23                         1,000,000       1,070
                                                   -----------
    TOTAL                                               7,646
                                                   -----------
ENERGY (1.3%)
Pemex Finance Ltd., 9.15%,
 11/15/18                               4,000,000       3,970
                                                   -----------
FINANCE (1.7%)
Associates Corp. of North
 America, 7.95%, 2/15/10                1,500,000       1,715
Tokai Preferred Capital Co. LLC,
 9.98%, 12/29/49                        4,000,000       3,400
                                                   -----------
    TOTAL                                               5,115
                                                   -----------
FOREIGN BANKS - BRANCHES & AGENCIES (0.3%)
Fuji Bank, Ltd., 9.87%, 12/31/49
 (144A)                                     1,300         949
                                                   -----------
GENERAL MERCHANDISE STORES (0.4%)
May Dept Stores Company, 7.45%,
 10/15/16                               1,000,000       1,119
                                                   -----------
LIFE SCIENCES AND AGRICULTURE (0.9%)
Monsanto Co., 6.60%, 12/01/28           2,750,000       2,745
                                                   -----------
MOTION PICTURE (0.4%)
News America Holdings Inc.,
 8.25%, 8/10/18                         1,000,000       1,135
                                                   -----------
RAILROAD (2.2%)
Burlington Northern, 7.25%,
 8/1/97                                 4,000,000       4,250

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
RAILROAD (CONTINUED)
Union Pacific Corp., 7.25%,
 11/01/08                               2,250,000  $    2,412
                                                   -----------
    TOTAL                                               6,662
                                                   -----------
TEXTILES (0.5%)
#Polysindo International Finance,
 11.375%, 6/15/06                       4,200,000       1,344
                                                   -----------
TOBACCO (0.5%)
Philip Morris Companies, 9.25%,
 2/15/00                                  500,000         520
RJR Nabisco Inc., 8.625%, 12/1/02       1,000,000       1,018
                                                   -----------
    TOTAL                                               1,538
                                                   -----------
    TOTAL CORPORATE BONDS                              47,061
                                                   -----------
GOVERNMENT BONDS (DOMESTIC AND FOREIGN)
 AND AGENCY BONDS (35.2%)
FOREIGN GOVERNMENT BONDS (2.2%)
*Hellenic Republic, 7.5%, 5/20/13     850,000,000       3,200
*Hellenic Republic, 8.8%, 6/19/07     850,000,000       3,381
                                                   -----------
    TOTAL                                               6,581
                                                   -----------
FEDERAL GOVERNMENT AND AGENCIES (33.0%)
Federal Farm Credit, 6.51%,
 1/7/08                                 2,000,000       2,000
Federal Home Loan Mortgage
 Corporation, 7.5%, 9/29/01            10,644,364      10,928
Federal National Mortgage Assoc.,
 5.97%, 10/1/08                         3,989,321       4,066
Federal National Mortgage Assoc.,
 6.07%, 10/1/08                         2,994,476       3,086
Federal National Mortgage Assoc.,
 6.22%, 2/01/06                         1,917,146       1,976
Federal National Mortgage Assoc.,
 6.24%, 1/1/06                          5,405,115       5,573
Federal National Mortgage Assoc.,
 6.265%, 10/1/08                        2,994,681       3,113
Federal National Mortgage Assoc.,
 6.32%, 2/1/06                          3,885,724       4,024
Federal National Mortgage Assoc.,
 6.360%, 4/1/08                         3,784,254       3,952
Federal National Mortgage Assoc.,
 6.390%, 4/1/08                         1,460,225       1,527
Federal National Mortgage Assoc.,
 6.500%, 09/25/05                       2,438,626       2,438
Federal National Mortgage Assoc.,
 6.750%, 04/25/18                       2,398,681       2,492
Federal National Mortgage Assoc.,
 6.750%, 12/25/23                       3,500,000       3,610
Federal National Mortgage Assoc.,
 6.960%, 10/01/07                       3,266,715       3,529
Federal National Mortgage Assoc.,
 7.0%, 6/1/03                             583,690         597

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage Assoc.,
 7.360%, 4/1/11                         3,370,703  $    3,767
Federal National Mortgage Assoc.,
 8.400%, 02/25/09                       2,500,000       2,788
Federal National Mortgage Assoc.,
 10%, 10/1/17                             116,204         126
Federal National Mortgage Assoc.,
 11.000%, 12/01/12                        205,013         226
Federal National Mortgage Assoc.,
 11.000%, 09/01/17                      1,455,341       1,609
Federal National Mortgage Assoc.,
 11.000%, 12/01/17                        475,993         527
Federal National Mortgage Assoc.,
 11.000%, 02/01/18                        553,326         613
Federal National Mortgage Assoc.,
 11.500%, 04/01/18                        646,573         726
Federal National Mortgage Assoc.,
 12.000%, 12/01/12                      1,542,325       1,738
Federal National Mortgage Assoc.,
 12.000%, 12/01/12                        294,911         335
Federal National Mortgage Assoc.,
 12.000%, 09/01/17                        493,970         562
Federal National Mortgage Assoc.,
 12.000%, 10/01/17                        707,215         805
Federal National Mortgage Assoc.,
 12.000%, 12/01/17                        408,891         466
Federal National Mortgage Assoc.,
 12.000%, 02/01/18                        525,209         598
Federal National Mortgage Assoc.,
 12.25%, 1/1/18                           436,396         495
Federal National Mortgage Assoc.,
 12.500%, 04/01/18                        296,562         339
Federal National Mortgage Assoc.,
 13.000%, 11/01/12                        220,779         255
Federal National Mortgage Assoc.,
 13.000%, 11/01/17                        525,420         609
Federal National Mortgage Assoc.,
 13.000%, 12/01/17                        298,396         346
Federal National Mortgage Assoc.,
 13.000%, 02/01/18                        767,712         890
Federal National Mortgage Assoc.,
 14.000%, 12/01/17                        212,378         253
Government National Mortgage
 Assoc., 7.0%, 05/15/23                   341,794         350
Government National Mortgage
 Assoc., 7.5%, 04/15/22                   320,005         330
Government National Mortgage
 Assoc., 7.5%, 06/15/28                   467,035         482
Government National Mortgage
 Assoc., 7.5%, 10/15/23                   773,158         797
Government National Mortgage
 Assoc., 7.5%, 10/15/25                    78,692          81
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.5%, 11/15/25                    17,136  $       18
Government National Mortgage
 Assoc., 7.5%, 05/15/26                    16,501          17
Government National Mortgage
 Assoc., 7.5%, 02/15/27                   640,485         660
Government National Mortgage
 Assoc., 7.5%, 03/15/27                    55,090          57
Government National Mortgage
 Assoc., 7.5%, 04/15/27                   134,562         139
Government National Mortgage
 Assoc., 7.5%, 08/15/27                    17,524          18
Government National Mortgage
 Assoc., 7.5%, 06/15/28                   481,639         497
Government National Mortgage
 Assoc., 8.0%, 01/15/26                   531,624         552
Government National Mortgage
 Assoc., 8.0%, 02/15/26                   584,032         606
Government National Mortgage
 Assoc., 8.0%, 08/15/26                   321,346         334
Government National Mortgage
 Assoc., 8.0%, 08/15/26                   442,102         459
Government National Mortgage
 Assoc., 8.0%, 09/15/26                   551,925         573
Government National Mortgage
 Assoc., 8.0%, 12/15/26                   206,248         214
Government National Mortgage
 Assoc., 8.0%, 01/15/27                   590,313         613
Government National Mortgage
 Assoc., 8.0%, 03/15/27                   574,718         597
Government National Mortgage
 Assoc., 8.0%, 04/15/27                   449,946         467
Government National Mortgage
 Assoc., 8.0%, 04/15/27                   605,863         629
Government National Mortgage
 Assoc., 8.0%, 06/15/27                   550,082         571
Government National Mortgage
 Assoc., 8.0%, 07/15/27                   543,556         565
Government National Mortgage
 Assoc., 8.0%, 08/15/27                   404,685         420
Government National Mortgage
 Assoc., 8.0%, 09/15/27                   413,078         429
Government National Mortgage
 Assoc., 8.5%, 09/15/21                    11,037          12
Government National Mortgage
 Assoc., 8.5%, 09/15/24                     4,678           5
Government National Mortgage
 Assoc., 8.5%, 03/15/23                   149,150         159
Government National Mortgage
 Assoc., 8.5%, 06/15/23                   104,470         112
Government National Mortgage
 Assoc., 8.5%, 07/15/24                    64,283          68

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.5%, 09/15/24                     5,886  $        6
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   147,407         157
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   131,350         140
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   272,589         290
Government National Mortgage
 Assoc., 8.5%, 02/15/25                    55,568          59
Government National Mortgage
 Assoc., 8.5%, 02/15/25                     7,632           8
Government National Mortgage
 Assoc., 11.0%, 01/15/18                5,618,110       6,342
U.S. Treasury, 5.5%, 8/15/28              638,000         669
U.S. Treasury, 6.125%, 11/15/27         3,730,000       4,178
U.S. Treasury, 4.75%, 11/15/08          2,000,000       2,016
U.S. Treasury, 4.0%, 10/31/00           1,350,000       1,336
Vendee Mortgage Trust, .4951%,
 6/15/23 (IO)                          81,189,546       1,395
                                                   -----------
    TOTAL                                              98,411
                                                   -----------
    TOTAL GOVERNMENT BONDS AND
     AGENCY BONDS                                     104,992
                                                   -----------
MORTGAGE BACKED AND ASSET BACKED SECURITIES (44.0%)
AUTO-RELATED (2.2%)
Daimler-Benz Vehicle Trust -
 Class A, 5.85%, 7/20/03                  435,189         437
Eaglemark Trust - Class A, 6.75%,
 11/15/02                                 565,372         574
Fleetwood Credit Corporation
 Grantor Trust - Class A, 6.4%,
 5/15/13                                1,019,749       1,038
Team Fleet Financing Corporation
 - Class A, 6.65%, 12/15/02
 (144A)                                 3,200,000       3,232
Team Fleet Financing Corporation
 - Class A, 7.35%, 5/15/03 (144A)       1,125,000       1,157
                                                   -----------
    TOTAL                                               6,438
                                                   -----------
BANK AND FINANCE (2.2%)
Bankers Trust Co., 6.255%,
 1/13/99                                   91,002          91
Morgan Stanley Capital Trust,
 7.387%, 5/15/06                        3,000,000       3,243
Nations Bank Lease Pass Thru
 Trust 97-A, 7.442%, 11/18/05           3,000,000       3,183
                                                   -----------
    TOTAL                                               6,517
                                                   -----------
COMMERCIAL MORTGAGES (26.9%)
Asset Securitization Corporation,
 Class CS1, 1.257%, 11/13/26 IO        19,158,273         687
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Asset Securitization Corporation,
 Class CS2, 1.097%, 11/13/26 IO        52,000,000  $    3,083
Asset Securitization Corporation,
 Class PS1, 1.367%, 2/14/41 IO         12,098,357       1,247
Chase Commercial Mortgage
 Securities Corp., Class B, 6.6%,
 11/19/07                               2,000,000       2,046
Chase Commercial Mortgage
 Securities Corp., Class A2,
 6.6%, 11/19/07                         5,000,000       5,205
Chase Commercial Mortgage
 Securities Corp., Class B,
 7.37%, 6/19/29                         1,000,000       1,073
Commercial Mortgage Acceptance
 Corporation, Class B, 6.646%,
 12/15/07                               2,000,000       2,043
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 D, 7.46%, 05/20/29 (144A)              3,500,000       3,552
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 B, 9.546%, 4/25/25 (144A)                682,000         751
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 C1, 7.26%, 6/20/07 (144A)              1,465,292       1,541
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 C1, 7.28%, 6/20/07 (144A)              1,500,000       1,583
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 D, 9.546%, 4/25/25 (144A)              2,000,000       2,279
Criimi Mae Commercial Mortgage
 Trust, 7.0%, 11/02/06                  3,000,000       2,859
DLJ Mortgage Acceptance
 Corporation, Class S, .3571%,
 10/15/17 (144A) IO                   104,798,235       2,391
DLJ Mortgage Acceptance
 Corporation, Class S, .718%,
 2/18/31 IO                           120,486,326       4,821
DLJ Mortgage Acceptance
 Corporation, 8.100%, 6/18/04           1,824,855       1,982
DLJ Mortgage Acceptance
 Corporation, 8.100%, 6/18/04           1,000,000       1,089
First Union-Lehman Brothers
 Commercial Mortgage Trust, Class
 C, 7.44%, 4/18/07                      2,500,000       2,653
GMAC Commercial Mortgage
 Securities, Inc., Class C,
 7.81%, 10/15/11 (144A)                 5,000,000       5,040
Kmart CMBS Financing, Inc., Class
 D, 6.6466%, 03/01/07 (144A)            2,000,000       1,994

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Kmart CMBS Financing, Inc., Class
 C, 6.2466%, 03/01/07 (144A)            1,500,000  $    1,497
LB Mortgage Trust, 8.396%, 6/2/10       5,088,504       6,009
Malan Mortgage Securities Trust,
 Class A3, 7.8%, 8/15/05 (144A)         3,000,000       3,118
Merrill Lynch Mortgage Investors,
 Inc., Class C, 7.12%, 6/18/29          2,500,000       2,605
Merrill Lynch Mortgage Investors,
 Inc., Class E, 7.12%, 6/18/29          4,500,000       4,240
Merrill Lynch Mortgage Investors,
 Inc., Class E, 8.3346%, 6/25/22
 (144A)                                 2,000,000       1,947
Merrill Lynch Mortgage Investors,
 Inc., Class C, 8.9726%, 11/25/20       1,950,000       1,954
Midland Realty Acceptance Corp.,
 Class AEC, 1.389%, 1/25/29
 (144A) IO                             13,930,095         919
Nomura Asset Securities Corp. -
 Class A2, 6.9918%, 3/17/28             2,800,000       2,857
Nomura Asset Securities Corp. -
 Class A4, 7.5718%, 3/17/28             2,200,000       2,121
Red Mountain Funding LLC, Class
 E, 7.365%, 1/15/19 (144A)              1,500,000       1,358
Red Mountain Funding LLC, Class
 F, 7.471%, 1/15/19 (144A)              1,800,000       1,460
The Equitable Life Insurance
 Society of the U S, Class C1,
 7.52%, 5/15/06                         2,000,000       2,148
                                                   -----------
    TOTAL                                              80,152
                                                   -----------
CREDIT CARD ASSET BACKED (0.7%)
Iroquois Trust, Class A, 6.752%,
 6/25/07 (144A)                         2,000,000       2,019
                                                   -----------
FRANCHISE LOAN RECEIVABLES (2.6%)
EMAC Owner Trust, 1.378%, 1/15/25
 (144A) IO                             30,965,287       2,245
EMAC Owner Trust - Class A2,
 6.38%, 04/15/07 (144A)                 3,100,000       3,091
Global Franchise Trust, 6.349%,
 4/10/04                                2,495,173       2,536
                                                   -----------
    TOTAL                                               7,872
                                                   -----------
HOME EQUITY LOAN (0.7%)
Amresco Residential Securities -
 Class A2, 6.245%, 04/25/22             2,200,000       2,207
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
MANUFACTURED HOUSING (1.3%)
Mid-State Trust VI, Class A3,
 7.54%, 7/1/35                          1,126,317  $    1,159
Vanderbilt Mortgage and Finance,
 Inc., Class 1A4, 7.19%, 2/7/14         2,500,000       2,599
                                                   -----------
    TOTAL                                               3,758
                                                   -----------
OTHER ASSET BACKED (3.6%)
FMAC Loan Receivables Trust -
 Class A, 6.2%, 9/15/20 (144A)          1,541,153       1,545
Harley-Davidson Eaglemark, 5.87%,
 4/15/04                                1,500,000       1,519
Heilig-Meyers Master Trust -
 Class A, 6.125%, 1/20/07 (144A)        3,000,000       2,998
Nations Credit Grantor Trust -
 Class A1, 6.35%, 4/15/14               2,090,919       2,118
Newcourt Equipment - Class B,
 6.764%, 9/20/04 (144A)                 1,102,955       1,102
Rural Housing Trust, 6.33%,
 4/17/01                                1,546,266       1,562
                                                   -----------
    TOTAL                                              10,844
                                                   -----------
RESIDENTIAL MORTGAGES (2.6%)
BCF L L C Mortgage Pass Thru
 Certificate, Class B3, 7.75%,
 3/25/37 (144A)                         3,899,204       3,843
Blackrock Capital Finance, Class
 B3, 7.25%, 11/25/28 (144A)             4,403,682       3,979
                                                   -----------
    TOTAL                                               7,822
                                                   -----------
UTILITY (1.2%)
Comed Transitional, 5.74%,
 12/16/2008                             3,500,000       3,520
                                                   -----------
    TOTAL MORTGAGE BACKED AND
     ASSET BACKED SECURITIES                          131,149
                                                   -----------
    TOTAL BONDS                                       283,202
                                                   -----------

MONEY MARKET INVESTMENTS (3.8%)
--------------------------------------------------------------
FEDERAL GOVERMENT AND AGENCIES (0.5%)
++Federal Home Loan Mortgage
 Company, 4.92%, 2/26/99                1,500,000  $    1,489
                                                   -----------
FINANCE SERVICES (2.3%)
++American Express Credit, 5.0%,
 1/8/99                                 6,800,000       6,793
                                                   -----------

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (3.8%)         PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGE (1.0%)
++Asset Securitization, 5.6%,
 1/28/99                                3,000,000  $    2,987
                                                   -----------
    TOTAL MONEY MARKET
     INVESTMENTS                                       11,269
                                                   -----------
    TOTAL INVESTMENTS (98.8%)
     (COST $292,980,971)^                             294,471
    OTHER ASSETS, LESS
     LIABILITIES (1.2%)                                 3,563
                                                   -----------
    TOTAL NET ASSETS (100.0%)                      $  298,034
                                                   -----------

IO-Interest Only Security
144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.
 # Defaulted Security
++ Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                     UNREALIZED
                         NUMBER OF   DEPRECIATION   DEPRECIATION
ISSUERS                  CONTRACTS       DATE          (000'S)
-----------------------------------------------------------------
U.S. Treasury Bond           47          3/99            $3
 Future
 (Total Notional Value
 at 12/31/98,
 $6,002,781)

* Foreign securities denominated in Greek Drachma.
^ At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $296,076,635 and the net unrealized depreciation of investments based on that cost was $1,605,662 which is comprised of $6,694,897 aggregated gross unrealized appreciation and $8,300,559 aggregated gross unrealied depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       --

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Maximum current income           Achieve stability of capital by investing in     $291,464,000
consistent with liquidity and    short- term debt securities.
stability of capital

MONEY MARKET PORTFOLIO

The Money Market Portfolio, which invests only in high quality commercial paper and other short-term debt securities with maturities generally not exceeding one year, is the least risky of the Portfolios.

Like all portfolios that include debt instruments, the Money Market Portfolio was affected by the extreme volatility of financial markets during the last half of 1998. During the third quarter, maturities in this Portfolio were extended to as much as 50 days; this action helped performance as rates fell in September and October. At year end, the policy is balanced, with relatively short maturities.

 AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                       --

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                      MARKET
                                                       VALUE
MONEY MARKET INVESTMENTS (69.2%)          PAR         (000'S)
---------------------------------------------------------------
CHEMICALS & ALLIED PRODUCTS (4.8%)
American Home Product Co., 5.15%,
 02/10/99                               14,000,000  $   13,920
                                                    -----------
DEPARTMENT STORES (4.8%)
J.C. Penny Company, Inc., 5.04%,
 02/05/99                                1,940,000       1,930
J.C. Penny Company, Inc., 5.22%,
 02/24/99                                4,310,000       4,276
J.C. Penny Company, Inc., 5.07%,
 03/05/99                                7,750,000       7,681
                                                    -----------
    TOTAL                                               13,887
                                                    -----------
ELECTRONIC COMPUTERS (4.9%)
International Business Machines,
 5.04%, 01/22/99                        14,200,000      14,158
                                                    -----------
FINANCE (12.5%)
Chrysler Financial Corporation,
 5.24%, 02/10/99                        13,638,000      13,559
Ciesco LP, 5.10%, 01/22/99               2,000,000       1,994
Ciesco LP, 5.20%, 02/05/99               5,600,000       5,572
Ciesco LP, 5.25%, 02/05/99               1,240,000       1,234
CXC Incorporated, 5.13%, 01/28/99       14,200,000      14,145
                                                    -----------
    TOTAL                                               36,504
                                                    -----------
INDUSTRIAL INORGANIC CHEMICALS (4.9%)
Monsanto Company, 5.07%, 02/16/99       14,300,000      14,207
                                                    -----------
PERSONAL CREDIT INSTITUTIONS (24.7%)
American General Finance, 5.28%,
 01/21/99                               12,760,000      12,723
Ford Motor Credit Company, 5.03%,
 01/22/99                               14,200,000      14,158
General Electric Capital Corp.,
 5.059%, 01/27/99                        2,510,000       2,501
General Electric Capital Corp.,
 5.40%, 01/29/99                         1,975,000       1,967
General Electric Capital Corp.,
 5.48%, 02/03/99                         2,234,000       2,223
General Motors Acceptance Corp.,
 5.16%, 01/27/99                         6,200,000       6,177
General Motors Acceptance Corp.,
 5.07%, 01/29/99                         8,000,000       7,969
Household Finance Company, 5.35%,
 01/15/99                               10,555,000      10,533
Variable Funding Capital Corp.,
 5.20%, 01/20/99                         5,200,000       5,186
Variable Funding Capital Corp.,
 5.27%, 02/18/99                         8,800,000       8,738
                                                    -----------
    TOTAL                                               72,175
                                                    -----------
PETROLEUM AND COAL PRODUCTS (1.5%)
E. I. Dupont De Nemours, 5.21%,
 01/13/99                                4,355,000       4,347
                                                    -----------

                                                      MARKET
                                                       VALUE
MONEY MARKET INVESTMENTS (69.2%)          PAR         (000'S)
---------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (11.1%)
American Express Credit, 5.00%,
 01/08/99                                9,855,000  $    9,845
CIT Group, 5.35%, 01/28/99               8,980,000       8,944
Sears Roebuck Acceptance Corp.,
 5.10%, 02/22/99                        13,900,000      13,798
                                                    -----------
    TOTAL                                               32,587
                                                    -----------
    TOTAL MONEY MARKET INVESTMENTS                     201,785
                                                    -----------

ASSET-BACKED SECURITIES (30.5%)
---------------------------------------------------------------
AUTO RELATED (4.1%)
New Center Asset Trust, 5.39%,
 01/08/99                               11,990,000  $   11,977
                                                    -----------
FINANCE LESSORS (26.4%)
Asset Securitization, 5.20%,
 01/22/99                               11,000,000      10,967
Asset Securitization, 5.10%,
 03/19/99                                2,900,000       2,868
Preferred Receivable Funding, 5.26%,
 01/05/99                                6,300,000       6,296
Preferred Receivable Funding, 5.40%,
 02/02/99                                5,900,000       5,872
Preferred Receivable Funding, 5.22%,
 02/18/99                                2,160,000       2,145
Quincy Capital Corporation, 5.44%,
 01/14/99                               14,200,000      14,172
Receivable Capital Trust, 5.29%,
 02/04/99                                8,355,000       8,313
Receivable Capital Trust, 5.299%,
 02/04/99                                2,036,000       2,026
Short Term Repackage Asset Trust,
 5.686%, 04/13/99                       10,100,000      10,099
Triple A One Funding, 5.60%,
 01/06/99                                3,671,000       3,668
Triple A One Funding, 5.28%,
 01/29/99                                5,148,000       5,127
Triple A One Funding, 5.22%,
 02/16/99                                5,450,000       5,414
                                                    -----------
    TOTAL                                               76,967
                                                    -----------
    TOTAL ASSET-BACKED SECURITIES                       88,944
                                                    -----------
    TOTAL INVESTMENTS (99.7%), (COST
     $290,729,450)^                                    290,729
    OTHER ASSETS, LESS LIABILITIES
     (.3%)                                                 735
                                                    -----------
    TOTAL NET ASSETS (100.0%)                       $  291,464
                                                    -----------

^ Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

ACCOUNTANTS' REPORT

                           [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1998, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1998 by correspondence with the custodian and brokers provide a reasonable basis for the opinion expressed above.

                        [SIG]

Milwaukee, Wisconsin
January 25, 1999

                                       --

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $679,951).................................................  $1,043,782
  Money Market Investments (cost $95,978).......................................      95,978
                                                                                  -----------
                                                                                   1,139,760
  Cash..........................................................................          17
  Due from Sale of Securities...................................................       5,022
  Due from Futures Variation Margin.............................................          92
  Dividends and Interest Receivable.............................................          58
  Due from Sale of Fund Shares..................................................           5
                                                                                  -----------
    Total Assets................................................................   1,144,954
                                                                                  -----------
LIABILITIES
  Due on Purchase of Securities.................................................       6,087
  Due on Redemption of Fund Shares..............................................         911
  Due to Investment Advisor.....................................................         466
  Accrued Expenses..............................................................          24
                                                                                  -----------
    Total Liabilities...........................................................       7,488
                                                                                  -----------
NET ASSETS......................................................................  $1,137,466
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   328,396 shares outstanding)..................................................  $  736,043
  Undistributed Net Investment Income...........................................         390
  Undistributed Accumulated Net Realized Gain on Investments....................      36,213
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     363,831
    Index Futures Contracts.....................................................         989
                                                                                  -----------
  Net Assets for 328,396 Shares Outstanding.....................................  $1,137,466
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     3.46
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $  5,107
    Dividends...................................................................       850
                                                                                  ---------
      Total Income..............................................................     5,957
                                                                                  ---------
  Expenses
    Management Fees.............................................................     5,550
    Custodian Fees..............................................................        26
    Other Expenses..............................................................        18
                                                                                  ---------
      Total Expenses............................................................     5,594
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (16)
           Paid Indirectly......................................................       (10)
                                                                                  ---------
      Total Net Expenses........................................................     5,568
                                                                                  ---------
  Net Investment Income.........................................................       389
                                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................    33,076
    Index Futures Contracts.....................................................     3,149
                                                                                  ---------
      Net Realized Gain on Investments for the Year.............................    36,225
                                                                                  ---------
  Net Change in Unrealized Appreciation of:
    Investment Securities.......................................................    42,088
    Index Futures Contracts.....................................................     1,371
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Year.........    43,459
                                                                                  ---------
  Net Gain on Investments.......................................................    79,684
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 80,073
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                               FOR THE             FOR THE
                                             YEAR ENDED          YEAR ENDED
                                            DECEMBER 31,        DECEMBER 31,
                                                1998                1997
                                          -----------------   -----------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............     $      389          $      600
    Net Realized Gain on Investments....         36,225              44,968
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................         43,459              82,701
                                          -----------------   -----------------
      Net Increase in Net Assets
      Resulting from Operations.........         80,073             128,269
                                          -----------------   -----------------
  Distributions to Shareholders from:
    Net Investment Income...............           (389)                 --
    Net Realized Gain on Investments....        (39,790)            (57,365)
                                          -----------------   -----------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................        (40,179)            (57,365)
                                          -----------------   -----------------
  Fund Share Transactions
    Proceeds from Sale of 23,019 and
     35,663 Shares......................         74,489             110,666
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (11,431 and 20,913 shares,
     respectively)......................         40,180              57,365
    Payments for 25,793 and 14,059
     Shares Redeemed....................        (84,165)            (43,793)
                                          -----------------   -----------------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (8,657 and 42,517 shares,
      respectively).....................         30,504             124,238
                                          -----------------   -----------------
  Total Increase in Net Assets..........         70,398             195,142
NET ASSETS
  Beginning of Period...................      1,067,068             871,926
                                          -----------------   -----------------
  End of Period (includes undistributed
   net investment income of $390 and
   $390, respectively)..................     $1,137,466          $1,067,068
                                          -----------------   -----------------
                                          -----------------   -----------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     FOR THE
                                                                                                  PERIOD MAY 3,
                                                    FOR THE YEAR ENDED DECEMBER 31,               1994* THROUGH
                                          ----------------------------------------------------    DECEMBER 31,
                                               1998           1997         1996        1995           1994
                                          --------------   -----------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................    $     3.34     $     3.15    $   2.77    $   2.00       $   1.91
    Income from Investment Operations:
      Net Investment Income.............            --             --          --          --             --
      Net Realized and Unrealized Gains
       on Investments...................          0.24           0.39        0.49        0.78           0.09
                                          --------------   -----------   ---------   ---------   ---------------
        Total from Investment
         Operations.....................          0.24           0.39        0.49        0.78           0.09
                                          --------------   -----------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................         (0.00)            --          --          --             --
      Distributions from Realized Gains
       on Investments...................         (0.12)         (0.20)      (0.11)      (0.01)            --
                                          --------------   -----------   ---------   ---------   ---------------
        Total Distributions.............         (0.12)         (0.20)      (0.11)      (0.01)            --
                                          --------------   -----------   ---------   ---------   ---------------
Net Asset Value, End of Period..........    $     3.46     $     3.34    $   3.15    $   2.77       $   2.00
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Total Return+...........................          7.56%         13.86%      17.70%      39.29%          4.47%++
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................    $1,137,466     $1,067,068    $871,926    $577,014       $327,096
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................          0.52%          0.53%       0.54%       0.56%          0.58%**
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Ratio of Net Investment Income/(Loss) to
 Average Net Assets.....................          0.04%          0.06%      (0.03)%      0.13%          0.29%**
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Portfolio Turnover Rate.................         50.43%         57.27%      47.25%      37.84%         21.54%
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Statements
(IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $551,444).................................................  $599,086
  Money Market Investments (cost $70,428).......................................    70,428
  Bonds (cost $5,072)...........................................................     4,421
                                                                                  ---------
                                                                                   673,935
  Cash..........................................................................       886
  Dividends and Interest Receivable.............................................     3,769
  Due from Sale of Securities...................................................     1,948
  Due from Foreign Currency Contracts...........................................     1,639
  Due from Purchase of Fund Shares..............................................       708
                                                                                  ---------
    Total Assets................................................................   682,885
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................     7,818
  Due on Redemption of Fund Shares..............................................     1,820
  Due on Foreign Currency Contracts.............................................     1,628
  Due to Investment Advisor.....................................................       374
  Accrued Expenses..............................................................       139
                                                                                  ---------
    Total Liabilities...........................................................    11,779
                                                                                  ---------
NET ASSETS......................................................................  $671,106
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   400,191 shares outstanding)..................................................  $528,316
  Undistributed Net Investment Income...........................................    19,912
  Undistributed Accumulated Net Realized Gain on Investments....................    75,853
  Net Unrealized Appreciation of:
    Investment Securities.......................................................    46,991
    Foreign Currency Transactions...............................................        34
                                                                                  ---------
  Net Assets for 400,191 Shares Outstanding.....................................  $671,106
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.68
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $672)...............................  $ 20,714
    Interest....................................................................     2,645
                                                                                  ---------
      Total Income..............................................................    23,359
                                                                                  ---------
  Expenses
    Management Fees.............................................................     4,602
    Custodian Fees..............................................................       362
    Other Expenses..............................................................       297
                                                                                  ---------
      Total Expenses............................................................     5,261
                                                                                  ---------
  Net Investment Income.........................................................    18,098
                                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities.......................................................    78,474
    Foreign Currency Transactions...............................................      (238)
                                                                                  ---------
      Net Realized Gain For the Period..........................................    78,236
  Net Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................................   (66,986)
    Foreign Currency Transactions...............................................        79
                                                                                  ---------
      Net Change in Unrealized Depreciation for the Period......................   (66,907)
                                                                                  ---------
  Net Gain on Investments.......................................................    11,329
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $ 29,427
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                         FOR THE
                                                       YEAR ENDED      FOR THE
                                                        DECEMBER      YEAR ENDED
                                                           31,       DECEMBER 31,
                                                          1998           1997
                                                       -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income............................   $ 18,098       $ 16,845
    Net Realized Gain on Investments.................     78,236         22,636
    Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................    (66,907)        25,359
                                                       -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.....................................     29,427         64,840
                                                       -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income............................    (16,649)       (12,704)
    Net Realized Gain on Investments.................    (22,793)        (7,542)
                                                       -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................    (39,442)       (20,246)
                                                       -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 35,076 and 66,307 Shares...     60,890        110,618
    Proceeds from Shares Issued on Reinvestment of
     Dividends Paid
     (21,530 and 12,598 shares, respectively)........     39,442         20,246
    Payments for 47,205 and 12,361 Shares Redeemed...    (79,061)       (20,797)
                                                       -----------   ------------
    Net Increase in Net Assets Resulting from Fund
     Share Transactions
     (9,401 and 66,544 shares, respectively).........     21,271        110,067
                                                       -----------   ------------
  Total Increase in Net Assets.......................     11,256        154,661
NET ASSETS
  Beginning of Period................................    659,850        505,189
                                                       -----------   ------------
  End of Period (includes undistributed net
   investment income of $19,912 and $16,682
   respectively).....................................   $671,106       $659,850
                                                       -----------   ------------
                                                       -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          FOR THE PERIOD
                                                                                           MAY 3, 1994*
                                                 FOR THE YEAR ENDED DECEMBER 31,              THROUGH
                                          ---------------------------------------------    DECEMBER 31,
                                            1998        1997        1996        1995           1994
                                          ---------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.69    $   1.56    $   1.35    $   1.19       $   1.22
    Income from Investment Operations:
      Net Investment Income.............      0.05        0.04        0.04        0.04           0.02
      Net Realized and Unrealized Gains
       on Investments...................      0.04        0.15        0.24        0.13          (0.02)
                                          ---------   ---------   ---------   ---------   ---------------
        Total from Investment
         Operations.....................      0.09        0.19        0.28        0.17           0.00
                                          ---------   ---------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.04)      (0.04)      (0.03)         --          (0.02)
      Distributions from Realized Gains
       on Investments...................     (0.06)      (0.02)      (0.04)      (0.01)         (0.01)
                                          ---------   ---------   ---------   ---------   ---------------
        Total Distributions.............     (0.10)      (0.06)      (0.07)      (0.01)         (0.03)
                                          ---------   ---------   ---------   ---------   ---------------
Net Asset Value, End of Period..........  $   1.68    $   1.69    $   1.56    $   1.35       $   1.19
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Total Return+...........................      4.82%      12.28%      21.01%      14.57%          0.11%++
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $671,106    $659,850    $505,189    $342,127       $292,533
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.76%       0.77%       0.81%       0.85%          0.87%**
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      3.38%       2.75%       3.02%       2.68%          2.28%**
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Portfolio Turnover Rate.................     30.41%      16.74%      17.07%      26.71%         10.97%
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $236,355).................................................  $369,494
  Money Market Investments (cost $51,670).......................................    51,670
                                                                                  ---------
                                                                                   421,164
  Cash..........................................................................        58
  Due from Sale of Securities...................................................       394
  Dividends and Interest Receivable.............................................       321
  Due from Sale of Fund Shares..................................................       302
  Due from Futures Variation Margin.............................................        73
                                                                                  ---------
    Total Assets................................................................   422,312
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................       807
  Due to Investment Advisor.....................................................       149
  Accrued Expenses..............................................................        44
  Due on Redemption of Fund Shares..............................................        30
                                                                                  ---------
    Total Liabilities...........................................................     1,030
                                                                                  ---------
NET ASSETS......................................................................  $421,282
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   187,469 shares outstanding)..................................................  $273,705
  Undistributed Net Investment Income...........................................       916
  Undistributed Accumulated Net Realized Gain on Investments....................    11,968
  Net Unrealized Appreciation of:
    Investment Securities.......................................................   133,139
    Index Futures Contracts.....................................................     1,554
                                                                                  ---------
  Net Assets for 187,469 Shares Outstanding.....................................  $421,282
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   2.25
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $39)................................  $ 2,918
    Interest....................................................................    2,135
                                                                                  --------
      Total Income..............................................................    5,053
                                                                                  --------
  Expenses
    Management Fees.............................................................    1,456
    Custodian Fees..............................................................       15
    Other Expenses..............................................................       36
                                                                                  --------
      Total Expenses............................................................    1,507
                                                                                  --------
      Less Custodian Fees:
        Paid by Affiliate.......................................................      (11)
        Paid Indirectly.........................................................       (4)
                                                                                  --------
      Total Net Expenses........................................................    1,492
                                                                                  --------
  Net Investment Income.........................................................    3,561
                                                                                  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................   10,339
    Index Futures Contracts.....................................................    1,637
                                                                                  --------
      Net Realized Gain on Investments for the Period...........................   11,976
                                                                                  --------
  Net Change in Unrealized Appreciation of:
    Investments Securities......................................................   60,643
    Index Futures Contracts.....................................................    1,554
                                                                                  --------
      Net Change in Unrealized Appreciation of Investments for the Period.......   62,197
                                                                                  --------
    Net Gain on Investments.....................................................   74,173
                                                                                  --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $77,734
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $  3,561       $  2,669
    Net Realized Gain on Investments.....................     11,976         11,942
    Net Change in Unrealized Appreciation of Investments
     for the Period......................................     62,197         42,501
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     77,734         57,112
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................     (2,645)        (2,685)
    Net Realized Gain on Investments.....................     (4,068)        (8,527)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................     (6,713)       (11,212)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 56,014 and 42,594 Shares.......    112,510         70,967
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
     (3,330 and 6,422 shares, respectively)..............      6,713         11,212
    Payments for 6,148 and 31,206 Shares Redeemed........    (12,033)       (55,490)
                                                           -----------   ------------
    Net Increase in Net Assets Resulting from Fund Share
     Transactions
     (53,196 and 17,810 shares, respectively)............    107,190         26,689
                                                           -----------   ------------
  Total Increase in Net Assets...........................    178,211         72,589
NET ASSETS
  Beginning of Period....................................    243,071        170,482
                                                           -----------   ------------
  End of Period (includes undistributed net
   investment income of $916 and $0, respectively).......   $421,282       $243,071
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     FOR THE PERIOD
                                                                                                      MAY 3, 1994*
                                                           FOR THE YEAR ENDED DECEMBER 31,              THROUGH
                                                    ----------------------------------------------    DECEMBER 31,
                                                       1998         1997        1996        1995          1994
                                                    -----------   ---------   ---------   --------   --------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.81     $   1.46    $   1.26    $  1.00       $  1.00
    Income from Investment Operations:
      Net Investment Income.......................       0.02         0.02        0.02       0.02          0.01
      Net Realized and Unrealized Gains on
       Investments................................       0.46         0.42        0.25       0.28            --
                                                    -----------   ---------   ---------   --------   --------------
        Total from Investment Operations..........       0.48         0.44        0.27       0.30          0.01
                                                    -----------   ---------   ---------   --------   --------------
    Less Distributions:
      Distributions from Net Investment Income....      (0.02)       (0.02)      (0.02)     (0.02)        (0.01)
      Distributions from Realized Gains on
       Investments................................      (0.02)       (0.07)      (0.05)     (0.02)           --
                                                    -----------   ---------   ---------   --------   --------------
        Total Distributions.......................      (0.04)       (0.09)      (0.07)     (0.04)        (0.01)
                                                    -----------   ---------   ---------   --------   --------------
Net Asset Value, End of Period....................   $   2.25     $   1.81    $   1.46    $  1.26       $  1.00
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Total Return+.....................................      26.69%       29.85%      20.91%     30.82%         1.55%++
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $421,282     $243,071    $170,482    $85,557       $41,868
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Ratio of Expenses to Average Net Assets...........       0.46%        0.49%       0.57%      0.61%         0.71%**
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.10%        1.24%       1.41%      1.77%         2.30%**
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Portfolio Turnover Rate...........................      21.64%       33.20%      37.61%     46.83%        16.51%
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

GROWTH AND INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $508,003).................................................  $561,369
  Money Market Investments (cost $9,078)........................................     9,078
                                                                                  ---------
                                                                                   570,447
  Cash..........................................................................        89
  Dividends and Interest Receivable.............................................       687
  Due from Sale of Fund Shares..................................................       175
                                                                                  ---------
    Total Assets................................................................   571,398
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................       265
  Due on Redemption of Fund Shares..............................................       119
  Accrued Expenses..............................................................        44
                                                                                  ---------
    Total Liabilities...........................................................       428
                                                                                  ---------
NET ASSETS......................................................................  $570,970
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   351,523 shares outstanding)..................................................  $450,101
  Undistributed Net Investment Income...........................................       163
  Undistributed Accumulated Net Realized Gain on Investments....................    67,340
  Net Unrealized Appreciation of Investments....................................    53,366
                                                                                  ---------
  Net Assets for 351,523 Shares Outstanding.....................................  $570,970
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.62
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $11)................................  $  6,368
    Interest....................................................................       457
                                                                                  ---------
      Total Income..............................................................     6,825
                                                                                  ---------
  Expenses
    Management Fees.............................................................     2,685
    Custodian Fees..............................................................        30
    Other Expenses..............................................................        44
                                                                                  ---------
      Total Expenses............................................................     2,759
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (27)
           Paid Indirectly......................................................        (3)
                                                                                  ---------
      Total Net Expenses........................................................     2,729
                                                                                  ---------
  Net Investment Income.........................................................     4,096
                                                                                  ---------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net Realized Gain on Investments..............................................    67,556
  Net Change in Unrealized Appreciation of Investments for the Period...........    26,191
                                                                                  ---------
  Net Gain on Investments.......................................................    93,747
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 97,843
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $  4,096       $  3,174
    Net Realized Gain on Investments.....................     67,556         72,633
    Net Change in Unrealized Appreciation of Investments
     for the Period......................................     26,191          2,850
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     97,843         78,657
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................     (3,933)        (3,200)
    Net Realized Gain on Investments.....................       (731)       (78,180)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................     (4,664)       (81,380)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 82,937 and 75,470 Shares.......    120,879        116,134
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
     (3,111 and 61,873 shares, respectively).............      4,664         81,380
    Payments for 14,061 and 35,535 Shares Redeemed.......    (19,687)       (57,040)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions
       (71,987 and 101,808 shares, respectively).........    105,856        140,474
                                                           -----------   ------------
  Total Increase in Net Assets...........................    199,035        137,751
NET ASSETS
  Beginning of Period....................................    371,935        234,184
                                                           -----------   ------------
  End of Period (includes undistributed net investment
   income of $163 and $0, respectively)..................   $570,970       $371,935
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                      FOR THE PERIOD
                                                                                                       MAY 3, 1994*
                                                            FOR THE YEAR ENDED DECEMBER 31,               THROUGH
                                                    -----------------------------------------------    DECEMBER 31,
                                                       1998         1997        1996        1995           1994
                                                    -----------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.33     $   1.32    $   1.21    $   0.98       $   1.00
    Income from Investment Operations:
      Net Investment Income.......................       0.01         0.01        0.02        0.02           0.01
      Net Realized and Unrealized Gains on
       Investments................................       0.29         0.37        0.23        0.29          (0.01)
                                                    -----------   ---------   ---------   ---------   ---------------
        Total from Investment Operations..........       0.30         0.38        0.25        0.31          (0.00)
                                                    -----------   ---------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment Income....      (0.01)       (0.01)      (0.02)      (0.02)         (0.01)
      Distributions from Realized Gains on
       Investments................................       0.00        (0.36)      (0.12)      (0.06)         (0.01)
                                                    -----------   ---------   ---------   ---------   ---------------
        Total Distributions.......................      (0.01)       (0.37)      (0.14)      (0.08)         (0.02)
                                                    -----------   ---------   ---------   ---------   ---------------
Net Asset Value, End of Period....................   $   1.62     $   1.33    $   1.32    $   1.21       $   0.98
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Total Return+.....................................      23.14%       30.03%      19.97%      31.12%          0.34%++
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $570,970     $371,935    $234,184    $136,923       $ 64,700
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net Assets...........       0.58%        0.60%       0.62%       0.69%          0.78%**
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.00%        1.04%       1.44%       1.68%          1.93%**
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Portfolio Turnover Rate...........................     160.40%      144.52%      93.92%      80.00%         54.18%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $926,948).................................................  $1,675,726
  Money Market Investments (cost $12,507).......................................      12,507
                                                                                  -----------
                                                                                   1,688,233
  Cash..........................................................................          14
  Dividends and Interest Receivable.............................................       1,763
  Due From Sale of Fund Shares..................................................       1,154
  Due From Futures Margin Variation.............................................          34
                                                                                  -----------
    Total Assets................................................................   1,691,198
                                                                                  -----------
LIABILITIES
  Due to Investment Advisor.....................................................         276
  Due on Redemption of Fund Shares..............................................         162
  Accrued Expenses..............................................................          80
                                                                                  -----------
    Total Liabilities...........................................................         518
                                                                                  -----------
NET ASSETS......................................................................  $1,690,680
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   514,113 shares outstanding)..................................................  $  896,075
  Undistributed Net Investment Income...........................................      19,630
  Undistributed Accumulated Net Realized Gain on Investments....................      25,873
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     748,778
    Index Futures Contracts.....................................................         324
                                                                                  -----------
  Net Assets for 514,113 Shares Outstanding.....................................  $1,690,680
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     3.29
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $119)...............................  $ 20,213
    Interest....................................................................     2,332
                                                                                  ---------
      Total Income..............................................................    22,545
                                                                                  ---------
  Expenses
    Management Fees.............................................................     2,807
    Custodian Fees..............................................................        49
    Other Expenses..............................................................       108
                                                                                  ---------
      Total Expenses............................................................     2,964
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (45)
           Paid Indirectly......................................................        (4)
                                                                                  ---------
      Total Net Expenses........................................................     2,915
                                                                                  ---------
  Net Investment Income.........................................................    19,630
                                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................    19,544
    Index Futures Contracts.....................................................     7,550
                                                                                  ---------
      Net Realized Gain on Investments for the Period...........................    27,094
                                                                                  ---------
  Net Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................................   309,036
    Index Futures Contracts.....................................................      (345)
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Period.......   308,691
                                                                                  ---------
    Net Gain on Investments.....................................................   335,785
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $355,415
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                         FOR THE
                                                       YEAR ENDED      FOR THE
                                                        DECEMBER      YEAR ENDED
                                                           31,       DECEMBER 31,
                                                          1998           1997
                                                       -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income............................  $   19,630     $   17,811
    Net Realized Gain on Investments.................      27,094         27,640
    Net Change in Unrealized Appreciation of
     Investments for the Period......................     308,691        219,972
                                                       -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.....................................     355,415        265,423
                                                       -----------   ------------
  Disributions to Shareholders from:
    Net Investment Income............................     (17,811)       (13,866)
    Net Realized Gain on Investments.................     (28,519)       (16,994)
                                                       -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................     (46,330)       (30,860)
                                                       -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 79,805 and 75,307 Shares...     233,133        178,554
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (16,132 and 13,655 shares,
     respectively)...................................      46,330         30,860
    Payments for 17,928 and 12,917 Shares Redeemed...     (50,725)       (31,186)
                                                       -----------   ------------
    Net Increase in Net Assets Resulting from Fund
     Share Transactions (78,009 and 76,045 shares,
     respectively)...................................     228,738        178,228
                                                       -----------   ------------
  Total Increase in Net Assets.......................     537,823        412,791
NET ASSETS
  Beginning of Period................................   1,152,857        740,066
                                                       -----------   ------------
  End of Period (includes undistributed net
   investment income of $19,630 and $17,811
   respectively).....................................  $1,690,680     $1,152,857
                                                       -----------   ------------
                                                       -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       FOR THE YEARS
                                                                    ENDED DECEMBER 31,
                                               -------------------------------------------------------------
                                                  1998          1997         1996        1995        1994
                                               -----------   -----------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period.......  $     2.64    $     2.06    $   1.72    $   1.27    $   1.29
    Income from Investment Operations:
      Net Investment Income..................        0.04          0.04        0.04        0.04        0.03
      Net Realized and Unrealized Gain (Loss)
       on Investments........................        0.71          0.62        0.35        0.42       (0.01)
                                               -----------   -----------   ---------   ---------   ---------
        Total from Investment Operations.....        0.75          0.66        0.39        0.46        0.02
                                               -----------   -----------   ---------   ---------   ---------
    Less Distributions:
      Distributions from Net Investment
       Income................................       (0.04)        (0.04)      (0.02)      (0.01)      (0.03)
      Distributions from Realized Gains on
       Investments...........................       (0.06)        (0.04)      (0.03)         --       (0.01)
                                               -----------   -----------   ---------   ---------   ---------
        Total Distributions..................       (0.10)        (0.08)      (0.05)      (0.01)      (0.04)
                                               -----------   -----------   ---------   ---------   ---------
Net Asset Value, End of Period...............  $     3.29    $     2.64    $   2.06    $   1.72    $   1.27
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Total Return+................................       28.72%        33.20%      22.75%      37.25%       1.21%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).....  $1,690,680    $1,152,857    $740,066    $495,133    $316,123
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Ratio of Expenses to Average Net Assets......        0.21%         0.21%       0.21%       0.21%       0.24%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Ratio of Net Investment Income to Average Net
 Assets......................................        1.40%         1.86%       2.27%       2.51%       3.10%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Portfolio Turnover Rate......................        3.03%         3.15%       3.45%       3.19%       5.59%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stock (cost $674,270)..................................................  $1,640,982
  Bonds (cost $1,091,953).......................................................   1,112,608
  Money Market Investments (cost $514,345)......................................     514,355
                                                                                  -----------
                                                                                   3,267,945
  Cash..........................................................................         905
  Dividends and Interest Receivable.............................................      15,825
  Due from Futures Variation Margin.............................................         688
                                                                                  -----------
    Total Assets................................................................   3,285,363
                                                                                  -----------
LIABILITIES
  Due on Redemption of Fund Shares..............................................       2,473
  Due to Investment Advisor.....................................................         819
                                                                                  -----------
    Total Liabilities...........................................................       3,292
                                                                                  -----------
NET ASSETS......................................................................  $3,282,071
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital
   (3,000,000 shares authorized, $.01 par value; 1,475,966 shares outstanding).................................................................  $1,945,788
  Undistributed Net Investment Income...........................................     103,557
  Undistributed Accumulated Net Realized Gain on Investments....................     232,015
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     987,377
    Index Futures Contracts.....................................................      13,320
    Foreign Currency Transactions...............................................          14
                                                                                  -----------
  Net Assets for 1,475,966 Shares Outstanding...................................  $3,282,071
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     2.22
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest (less foreign withholding tax of $29)..............................  $ 90,182
    Dividends (less foreign dividend tax of $128)...............................    23,405
                                                                                  ---------
      Total Income..............................................................   113,587
                                                                                  ---------
  Expenses
    Management Fees.............................................................     9,039
                                                                                  ---------
  Net Investment Income.........................................................   104,548
                                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments:
    Investment Securities.......................................................   199,569
    Index Futures Contracts.....................................................    33,083
    Foreign Currency Transactions...............................................      (882)
                                                                                  ---------
      Net Realized Gain on Investments for the Period...........................   231,770
                                                                                  ---------
  Net Change In Unrealized Appreciation of:
    Investment Securities.......................................................   173,063
    Futures Contracts...........................................................    13,799
    Foreign Currency Transactions...............................................       138
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Period.......   187,000
                                                                                  ---------
  Net Gain on Investments.......................................................   418,770
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $523,318
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                            FOR THE
                                          YEAR ENDED      FOR THE
                                           DECEMBER      YEAR ENDED
                                              31,       DECEMBER 31,
                                             1998           1997
                                          -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  104,548     $   94,986
    Net Realized Gain on Investments....     231,770         83,356
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................     187,000        318,351
                                          -----------   ------------
      Net Increase in Net Assets
      Resulting from Operations.........     523,318        496,693
                                          -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income...............     (95,131)       (86,698)
    Net Realized Gain on Investments....     (85,841)       (29,228)
                                          -----------   ------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (180,972)      (115,926)
                                          -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 54,658 and
     42,694 Shares......................     113,335         79,608
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (89,901 and 65,384 shares,
     respectively)......................     180,971        115,926
    Payments for 69,339 and 61,284
     Shares Redeemed....................    (143,075)      (114,041)
                                          -----------   ------------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (75,220 and 46,794 shares,
     respectively)......................     151,231         81,493
                                          -----------   ------------
  Total Increase in Net Assets..........     493,577        462,260
NET ASSETS
  Beginning of Period...................   2,788,494      2,326,234
                                          -----------   ------------
  End of Period (includes undistributed
   net investment income of
   $103,557 and $94,962 respectively)...  $3,282,071     $2,788,494
                                          -----------   ------------
                                          -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                     FOR THE YEARS
                                                                  ENDED DECEMBER 31,
                                          -------------------------------------------------------------------
                                             1998          1997          1996          1995          1994
                                          -----------   -----------   -----------   -----------   -----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $     1.99    $     1.72    $     1.60    $     1.31    $     1.33
    Income from Investment Operations:
      Net Investment Income.............        0.07          0.07          0.06          0.07          0.04
      Net Realized and Unrealized Gain
       (Loss) on Investments............        0.29          0.28          0.15          0.27         (0.05)
                                          -----------   -----------   -----------   -----------   -----------
        Total from Investment
         Operations.....................        0.36          0.35          0.21          0.34         (0.01)
                                          -----------   -----------   -----------   -----------   -----------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.07)        (0.06)        (0.06)        (0.04)        (0.00)
      Distributions from Realized Gains
       on Investments...................       (0.06)        (0.02)        (0.03)        (0.01)        (0.01)
                                          -----------   -----------   -----------   -----------   -----------
        Total Distributions.............       (0.13)        (0.08)        (0.09)        (0.05)        (0.01)
                                          -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period..........  $     2.22    $     1.99    $     1.72    $     1.60    $     1.31
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Total Return+...........................       18.88%        21.52%        13.45%        26.39%         0.16%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $3,282,071    $2,788,494    $2,326,234    $2,083,289    $1,727,127
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Ratio of Expenses to Average Net
 Assets.................................        0.30%         0.30%         0.30%         0.30%         0.30%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Ratio of Net Investment Income to
 Average Net Assets.....................        3.48%         3.70%         3.95%         4.40%         4.78%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Portfolio Turnover Rate.................       44.18%        29.94%        67.66%        37.28%        42.35%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Bonds (cost $164,578).........................................................  $145,907
  Preferred Stock (cost $28,969)................................................    29,526
  Money Market Investments (cost $3,896)........................................     3,896
  Common Stock (cost $2,202)....................................................       941
                                                                                  ---------
                                                                                   180,270
  Cash..........................................................................       110
  Dividends and Interest Receivable.............................................     3,787
  Due from Sale of Securities...................................................     1,718
                                                                                  ---------
    Total Assets................................................................   185,885
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................       589
  Due on Redemption of Fund Shares..............................................       409
  Due to Investment Advisor.....................................................        76
  Accrued Expenses..............................................................        29
                                                                                  ---------
    Total Liabilities...........................................................     1,103
                                                                                  ---------
NET ASSETS......................................................................  $184,782
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   197,519 shares outstanding)..................................................  $207,516
  Undistributed Net Investment Income...........................................        55
  Undistributed Accumulated Net Realized Loss on Investments....................    (3,414)
  Net Unrealized Depreciation of Investments....................................   (19,375)
                                                                                  ---------
  Net Assets for 197,519 Shares Outstanding.....................................  $184,782
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   0.94
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $16,708
    Dividends...................................................................    3,197
                                                                                  --------
      Total Income..............................................................   19,905
                                                                                  --------
  Expenses
    Management Fees.............................................................      854
    Custodian Fees..............................................................       18
    Other Expenses..............................................................       22
                                                                                  --------
      Total Expenses............................................................      894
                                                                                  --------
      Less Custodian Fees:
        Paid by Affiliate.......................................................      (13)
        Paid Indirectly.........................................................       (5)
                                                                                  --------
    Total Net Expenses..........................................................      876
                                                                                  --------
  Net Investment Income.........................................................   19,029
                                                                                  --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net Realized Loss on Investments..............................................   (3,333)
  Net Change in Unrealized Depreciation of Investments for the Period...........  (20,988)
                                                                                  --------
  Net Loss on Investments.......................................................  (24,321)
                                                                                  --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $(5,292)
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE
                                                              YEAR
                                                              ENDED      FOR THE YEAR
                                                            DECEMBER        ENDED
                                                               31,       DECEMBER 31,
                                                              1998           1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $ 19,029       $ 12,561
    Net Realized Gain (Loss) on Investments..............     (3,333)         7,437
    Net Change in Unrealized Depreciation of Investments
     for the Period......................................    (20,988)        (1,416)
                                                           -----------   ------------
      Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     (5,292)        18,582
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................    (18,974)       (16,554)
    Net Realized Gain on Investments.....................         --         (8,429)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................    (18,974)       (24,983)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 60,216 and 48,820 Shares.......     65,439         56,788
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (20,380 and 23,165 shares,
     respectively).......................................     18,974         24,983
    Payments for 26,994 and 13,489 Shares Redeemed.......    (28,403)       (16,210)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions (53,602 and 58,496 shares,
      respectively)......................................     56,010         65,561
                                                           -----------   ------------
  Total Increase in Net Assets...........................     31,744         59,160
NET ASSETS
  Beginning of Period....................................    153,038         93,878
                                                           -----------   ------------
  End of Period (includes undistributed net investment
   income of $55 and ($143), respectively)...............   $184,782       $153,038
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               FOR THE
                                                                                              PERIOD MAY
                                                         FOR THE YEAR ENDED                    3, 1994*
                                                            DECEMBER 31,                       THROUGH
                                          ------------------------------------------------   DECEMBER 31,
                                               1998          1997        1996       1995         1994
                                          --------------   ---------   --------   --------   ------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................     $  1.06       $   1.10    $  1.03    $  0.97      $  1.00
    Income from Investment Operations:
      Net Investment Income.............        0.10           0.11       0.09       0.10         0.06
      Net Realized and Unrealized Gains
       (Losses) on Investments..........       (0.12)          0.06       0.10       0.07        (0.03)
                                          --------------   ---------   --------   --------   ------------
        Total from Investment
         Operations.....................       (0.02)          0.17       0.19       0.17         0.03
                                          --------------   ---------   --------   --------   ------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.10)         (0.14)     (0.09)     (0.10)       (0.06)
      Distributions from Realized Gains
       on Investments...................          --          (0.07)     (0.03)     (0.01)          --
                                          --------------   ---------   --------   --------   ------------
        Total Distributions.............       (0.10)         (0.21)     (0.12)     (0.11)       (0.06)
                                          --------------   ---------   --------   --------   ------------
Net Asset Value, End of Period..........     $  0.94       $   1.06    $  1.10    $  1.03      $  0.97
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Total Return+...........................       (1.84%)        15.85%     19.77%     16.78%        3.02%++
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................     $184,782      $153,038    $93,878    $55,974      $35,537
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Ratio of Expenses to Average Net
 Assets.................................        0.50%          0.55%      0.60%      0.65%        0.73%**
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Ratio of Net Investment Income to
 Average Net Assets.....................       10.85%          9.95%      9.54%      9.90%        9.40%**
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Portfolio Turnover Rate.................      153.71%        129.49%    143.91%    116.57%      119.48%
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Bonds (cost $281,712).........................................................  $283,202
  Money Market Investments (cost $11,269).......................................    11,269
                                                                                  ---------
                                                                                   294,471
  Cash..........................................................................       189
  Interest Receivable...........................................................     3,044
  Due from Sale of Fund Shares..................................................       268
  Due from Futures Variation Margin.............................................       155
                                                                                  ---------
    Total Assets................................................................   298,127
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................        75
  Due on Redemption of Fund Shares..............................................        18
                                                                                  ---------
    Total Liabilities...........................................................        93
                                                                                  ---------
NET ASSETS......................................................................  $298,034
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (1,000,000 shares authorized, $.01 par value;
   238,596 shares outstanding)..................................................  $276,525
  Undistributed Net Investment Income...........................................    17,466
  Undistributed Accumulated Net Realized Gain on Investments....................     2,549
NET UNREALIZED APPRECIATION (DEPRECIATION) OF:
  Investments Securities........................................................     1,490
  Foreign Currency Transactions.................................................         7
  Futures Contracts.............................................................        (3)
                                                                                  ---------
  Net Assets for 238,596 Shares Outstanding.....................................  $298,034
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.25
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest (less foreign withholding tax of $21)..............................  $18,946
                                                                                  --------
  Expenses
    Management Fees.............................................................      803
                                                                                  --------
  Net Investment Income.........................................................   18,143
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments:
    Investment Securities.......................................................    4,478
    Foreign Currency Transactions...............................................     (742)
    Futures Contracts...........................................................   (1,190)
                                                                                  --------
  Net Realized Gain on Investments for the Period...............................    2,546
                                                                                  --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  Investment Securities.........................................................   (2,556)
  Foreign Currency Transactions.................................................      101
  Futures Contracts.............................................................      428
                                                                                  --------
    Net Change in Unrealized Depreciation for the Period........................   (2,027)
                                                                                  --------
  Net Gain on Investments.......................................................      519
                                                                                  --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $18,662
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                            FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,
                                              1998           1997
                                          ------------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............    $ 18,143       $ 15,676
    Net Realized Gain on Investments....       2,546          2,865
    Net Change in Unrealized
     Appreciation (Depreciation) of
     Investments for the Period.........      (2,027)         1,736
                                          ------------   ------------
      Net Increase in Net Assets
      Resulting from Operations.........      18,662         20,277
                                          ------------   ------------
  Distributions to Shareholders from:
    Net Investment Income...............     (15,746)       (13,300)
    Net Realized Gain on Investments....      (2,700)            --
                                          ------------   ------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................     (18,446)       (13,300)
                                          ------------   ------------
  Fund Share Transactions
    Proceeds from Sale of 45,867 and
     26,095 Shares......................      56,278         32,098
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (15,606 and 11,396 shares,
     respectively)......................      18,446         13,300
    Payments for 17,649 and 17,885
     Shares Redeemed....................     (21,741)       (21,873)
                                          ------------   ------------
  Net Increase in Net Assets Resulting
   from Fund Share Transactions
   (43,824 and 19,606 shares,
   respectively)........................      52,983         23,525
                                          ------------   ------------
  Total Increase in Net Assets..........      53,199         30,502
NET ASSETS
  Beginning of Period...................     244,835        214,333
                                          ------------   ------------
  End of Period (includes undistributed
   net investment income of
   $17,466 and $15,722 respectively)....    $298,034       $244,835
                                          ------------   ------------
                                          ------------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                            1998        1997        1996        1995        1994
                                          ---------   ---------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.26    $   1.22    $   1.23    $   1.06    $   1.15
    Income from Investment Operations:
      Net Investment Income.............      0.08        0.08        0.07        0.07        0.06
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.00        0.04       (0.04)       0.13       (0.09)
                                          ---------   ---------   ---------   ---------   ---------
        Total from Investment
         Operations.....................      0.08        0.12        0.03        0.20       (0.03)
                                          ---------   ---------   ---------   ---------   ---------
    Less Distributions:
      Dividends from Net Investment
       Income...........................     (0.08)      (0.08)      (0.04)      (0.03)      (0.06)
      Distributions from Realized Gains
       on Investments...................     (0.01)         --          --          --          --
                                          ---------   ---------   ---------   ---------   ---------
        Total Distributions.............     (0.09)      (0.08)      (0.04)      (0.03)      (0.06)
                                          ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period..........  $   1.25    $   1.26    $   1.22    $   1.23    $   1.06
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total Return+...........................      7.07%       9.46%       3.31%      19.10%      (2.28%)
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $298,034    $244,835    $214,333    $198,142    $158,508
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Expenses to Average Net
 Assets.................................      0.30%       0.30%       0.30%       0.30%       0.30%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Net Investment Income to
 Average Net Assets.....................      6.87%       7.03%       6.48%       6.61%       7.02%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Portfolio Turnover Rate.................    161.79%     184.93%     195.98%      69.06%     108.00%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Money Market Investments (cost $290,729)......................................  $290,729
  Cash..........................................................................         3
  Due from Sale of Fund Shares..................................................       774
  Interest Receivable...........................................................        31
                                                                                  ---------
    Total Assets................................................................   291,537
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................        73
                                                                                  ---------
    Total Liabilities...........................................................        73
                                                                                  ---------
NET ASSETS......................................................................  $291,464
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (1,000,000 shares authorized, $.01 par value;
   291,476 shares outstanding)..................................................  $291,464
                                                                                  ---------
  Net Assets for 291,476 Shares Outstanding.....................................  $291,464
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.00
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $ 12,764
                                                                                  ---------
  Expenses
    Management Fees.............................................................       687
                                                                                  ---------
  Net Investment Income.........................................................    12,077
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 12,077
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $ 12,077       $  9,878
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     12,077          9,878
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................    (12,077)        (9,885)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................    (12,077)        (9,885)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 222,296 and 130,864 Shares.....    222,308        130,863
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (12,077 and 9,878 shares,
     respectively).......................................     12,077          9,878
    Payments for 137,391 and 122,562 Shares Redeemed.....   (137,391)      (122,562)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions (96,982 and 18,180) shares,
      respectively)......................................     96,994         18,179
                                                           -----------   ------------
  Total Increase in Net Assets...........................     96,994         18,172
NET ASSETS
  Beginning of Period....................................    194,470        176,298
                                                           -----------   ------------
  End of Period (includes no undistributed net investment
   income)...............................................   $291,464       $194,470
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------
                                                       1998         1997        1996        1995           1994
                                                    -----------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.00     $   1.00    $   1.00    $   1.00       $   1.00
    Net Investment Income.........................       0.05         0.05        0.05        0.06           0.05
    Less Distributions from Net Investment
     Income.......................................      (0.05)       (0.05)      (0.05)      (0.06)         (0.05)
                                                    -----------   ---------   ---------   ---------   ---------------
  Net Asset Value, End of Period..................   $   1.00     $   1.00    $   1.00    $   1.00       $   1.00
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
  Total Return+...................................       5.43%        5.47%       5.29%       5.82%          4.06%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $291,464     $194,470    $176,298    $132,572       $104,217
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net Assets...........       0.30%        0.30%       0.30%       0.30%          0.30%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       5.26%        5.33%       5.13%       5.61%          4.64%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NOTES TO FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counter parties to meet the terms of their contracts.

The International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 -- The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for the trade date. The basis for determining cost on sale of securities is identified cost. For the period ended December 31, 1998, transactions in securities other than money market investments were:

                                                                                                                U.S. GOVT
                                                                               U.S. GOVT     TOTAL SECURITY      SECURITY
                                                            TOTAL SECURITY      SECURITY         SALES/           SALES/
PORTFOLIOS                                                     PURCHASES       PURCHASES       MATURITIES       MATURITIES
----------------------------------------------------------  ---------------  --------------  ---------------  --------------
Aggressive Growth Stock...................................  $  494,286,839   $          --   $  498,668,396   $          --
International Equity......................................     194,391,889              --      242,088,311              --
Growth Stock..............................................     127,830,431              --       62,233,240              --
Growth and Income Stock...................................     839,516,702              --      735,710,238              --
Index 500 Stock...........................................     289,575,538              --       41,383,764              --
Balanced..................................................   1,160,320,109     528,782,629    1,201,082,980     377,671,643
High Yield Bond...........................................     309,136,258              --      257,337,234              --
Select Bond...............................................     481,394,554     157,848,606      423,532,859     151,008,239

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Balanced, Select Bond and Money Market Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                    FIRST $50    NEXT $50
PORTFOLIOS                           MILLION      MILLION      EXCESS
---------------------------------  -----------  -----------  -----------
Aggressive Growth Stock..........        .80%         .65%         .50%
International Equity.............        .85%         .65%         .65%
Growth Stock.....................        .60%         .50%         .40%
Growth and Income Stock..........        .70%         .60%         .55%
High Yield Bond..................        .60%         .50%         .40%

These amounts are paid to Northwestern Mutual Investment Services, LLC ("NMIS") a wholly-owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Fund. Northwestern Mutual is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual, or NMIS depending upon the applicable agreement in place.

Certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. As of December 31, 1998, the amounts paid through expense offset arrangements are $9,752 in the Aggressive Growth Stock Portfolio, $3,630 in the Growth Stock Portfolio, $3,143 in the Growth and Income Stock Portfolio, $4,031 in the Index 500 Portfolio and $5,010 in the High Yield Bond Portfolio.

J. P. Morgan Investment Management, Inc. ("J. P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. NMIS pays J. P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by J. P. Morgan, .40% on the next $100 million,
 .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million.

NOTE 8 -- The Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since it expects to distribute all net investment income and net realized capital gains, the Series Fund anticipates incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses from capital to income. The differences between cost amounts for book purposes and tax purposes are due to treatment of deferred losses.

It is the policy of the Series Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

For Federal income tax purposes, the High Yield Bond Portfolio has a net realized capital loss of $2,519,798 which will

                                       --

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998
be carried forward to offset future net realized capital gains. The amount expires in 2006.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gains (losses).

NOTE 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

NOTE 10 -- Effective April 1, 1996, Northwestern Mutual voluntarily reimburses the International Equity Portfolio for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement for the years ended December 31, 1998 and 1997 was $1,235,277 and $1,313,579, respectively.

                                       --

VARIABLE LIFE ACCOUNTANTS' REPORT

                           [LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and Aggressive Growth Stock Division, International Equity Division, Growth Stock Division, Growth and Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, and the Money Market Division thereof at December 31, 1998, the results of each of their operations and the changes in each of their equity for each of the two years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1998 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

                        [SIG]

Milwaukee, Wisconsin
January 25, 1999

                                       --

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Financial Statements
DECEMBER 31, 1998
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       34,420 shares (cost $102,404)..............  $ 119,230
      International Equity
       46,760 shares (cost $73,163)...............     78,416
      Growth Stock
       29,383 shares (cost $49,267)...............     66,025
      Growth and Income Stock
       43,428 shares (cost $60,081)...............     70,528
      Index 500 Stock
       58,115 shares (cost $126,062)..............    191,141
      Balanced
       71,092 shares (cost $108,217)..............    158,110
      High Yield Bond
       15,509 shares (cost $16,804)...............     14,516
      Select Bond
       10,143 shares (cost $12,181)...............     12,669
      Money Market
       39,300 shares (cost $39,300)...............     39,300   $ 749,935
                                                    ---------
Due from Sale of Fund Shares..................................         95
Due from Northwestern Mutual Life Insurance Company...........        328
                                                                ---------
Total Assets..................................................  $ 750,358
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $      95
  Due on Purchase of Fund Shares..............................        328
                                                                ---------
      Total Liabilities.......................................        423
                                                                ---------
EQUITY (NOTE 8)
  Variable Life Policies Issued Before October 11, 1995.......    392,772
  Variable Complife Policies Issued On or After October 11,
   1995.......................................................    356,862
  Variable Executive Life Policies Issued On or After March 2,
   1998.......................................................        301
                                                                ---------
      Total Equity............................................    749,935
                                                                ---------
      Total Liabilities and Equity............................  $ 750,358
                                                                ---------
                                                                ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                      AGGRESSIVE GROWTH             INTERNATIONAL EQUITY
                                          COMBINED                     STOCK DIVISION                     DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $ 24,922        $ 24,262        $  3,287         $3,345         $ 3,591         $ 1,286
Mortality and Expense Risks...       2,755           1,788             424            271             308             197
Taxes.........................       1,178             767             181            116             132              85
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........      20,989          21,707           2,682          2,958           3,151           1,004
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       4,332           4,871             523            231             284             203
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      68,780          42,532           4,928          5,109          (1,424)          2,358
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      73,112          47,403           5,451          5,340          (1,140)          2,561
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      94,101          69,110           8,133          8,298           2,011           3,565
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Deposits..................     258,672         170,672          30,145         21,502          20,672          12,656
  Policy Loans, Surrenders,
    and Death Benefits........     (37,427)        (23,728)         (6,454)        (4,003)         (4,327)         (2,787)
  Mortality and Other (net)...     (39,611)        (28,427)         (5,193)        (3,791)         (3,785)         (2,368)
  Transfers from Other
    Divisions.................     133,775          86,366          20,371         19,008          15,743          14,866
  Transfers to Other
    Divisions.................    (133,773)        (86,366)         (6,419)        (4,091)         (5,013)         (2,149)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     181,636         118,517          32,450         28,625          23,290          20,218
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     275,737         187,627          40,583         36,923          25,301          23,783
EQUITY
  Beginning of Year...........     474,198         286,571          78,647         41,724          53,116          29,333
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $749,935        $474,198        $119,230         $78,647        $78,417         $53,116
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                       GROWTH & INCOME                    INDEX 500
                                    GROWTH STOCK DIVISION              STOCK DIVISION                  STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $   956         $ 1,413         $   537         $ 7,776         $  4,530        $  2,579
Mortality and Expense Risks...        211             105             234             120              671             395
Taxes.........................         91              45             100              52              287             169
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........        654           1,263             203           7,604            3,572           2,015
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............        143             172             220             173            1,125           2,375
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................     10,533           4,151          10,574          (1,823)          31,738          17,772
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............     10,676           4,323          10,794          (1,650)          32,863          20,147
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................     11,330           5,586          10,997           5,954           36,435          22,162
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Deposits..................     12,991           7,334          14,771           7,537           29,665          19,733
  Policy Loans, Surrenders,
    and Death Benefits........     (2,859)         (1,314)         (2,902)         (1,842)          (8,924)         (5,039)
  Mortality and Other (net)...     (2,494)         (1,329)         (2,847)         (1,457)          (5,367)         (4,127)
  Transfers from Other
    Divisions.................     16,839           8,851          17,225          10,673           37,076          20,024
  Transfers to Other
    Divisions.................     (2,015)         (1,341)         (3,106)         (1,104)          (5,443)         (3,783)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     22,462          12,201          23,141          13,807           47,007          26,808
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     33,792          17,787          34,138          19,761           83,442          48,970
EQUITY
  Beginning of Year...........     32,233          14,446          36,389          16,628          107,699          58,729
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $66,025         $32,233         $70,527         $36,389         $191,141        $107,699
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                      BALANCED DIVISION           HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $  8,344        $  5,105        $ 1,489          $1,370         $   743          $  436
Mortality and Expense Risks...         681             558             53              29              51              35
Taxes.........................         292             239             22              12              22              15
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........       7,371           4,308          1,414           1,329             670             386
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       1,893           1,655             47              26              97              36
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      14,317          15,262         (1,828)           (531)            (58)            234
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      16,210          16,917         (1,781)           (505)             39             270
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      23,581          21,225           (367)            824             709             656
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Deposits..................      17,811          15,394          3,490           1,922           2,004           1,820
  Policy Loans, Surrenders,
    and Death Benefits........      (8,879)         (7,260)          (690)           (349)           (620)           (311)
  Mortality and Other (net)...      (3,232)         (3,395)          (641)           (339)           (250)           (560)
  Transfers from Other
    Divisions.................       7,905           4,266          5,399           3,276           3,951           2,000
  Transfers to Other
    Divisions.................      (5,398)         (4,734)        (1,476)           (425)         (2,217)           (756)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       8,207           4,271          6,082           4,085           2,868           2,193
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      31,788          25,496          5,715           4,909           3,577           2,849
EQUITY
  Beginning of Year...........     126,322         100,826          8,801           3,892           9,092           6,243
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $158,110        $126,322        $14,516          $8,801         $12,669          $9,092
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------


                                    MONEY MARKET DIVISION
                                -----------------------------

                                 YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,
                                    1998            1997
                                -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $ 1,445         $   952
Mortality and Expense Risks...        122              78
Taxes.........................         51              34
                                -------------   -------------
Net Investment Income.........      1,272             840
                                -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............         --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................         --              --
                                -------------   -------------
  Net Gain (Loss) on
    Investments...............         --              --
                                -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      1,272             840
                                -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Deposits..................    127,123          82,774
  Policy Loans, Surrenders,
    and Death Benefits........     (1,772)           (823)
  Mortality and Other (net)...    (15,802)        (11,061)
  Transfers from Other
    Divisions.................      9,266           3,402
  Transfers to Other
    Divisions.................   (102,686)        (67,983)
                                -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     16,129           6,309
                                -------------   -------------
Net Increase in Equity........     17,401           7,149
EQUITY
  Beginning of Year...........     21,899          14,750
                                -------------   -------------
  End of Year.................    $39,300         $21,899
                                -------------   -------------
                                -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NOTES TO FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Fund is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1998 by each Division are shown below:

                                    PURCHASES       SALES
                                   ------------  ------------
Aggressive Growth Division.......  $ 36,381,397  $  1,248,015
International Equity Division....    27,429,118       990,001
Growth Stock Division............    23,393,892       279,458
Growth & Income Stock
  Division.......................    24,059,882       715,896
Index 500 Stock Division.........    52,625,759     2,046,627
Balanced Division................    20,647,579     5,068,597
High Yield Bond Division.........     8,131,249       635,946
Select Bond Division.............     5,351,461     1,813,834
Money Market Division............    47,332,350    29,930,945

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for Variable Life policies issued before October 11, 1995, and Variable Complife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. A deduction for the mortality and expense risks for the Variable Executive Life policies issued on or after March 3, 1998 is determined monthly at an annual rate of .75% of the amount invested in the Account for the Policy for the first ten Policy years, and .30% thereafter. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for (1) sales load, (2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable Complife policies issued on or after October 11, 1995, and for Variable Executive Life policies issued on or after March 3, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually paid their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums. This applies to Variable Life and Variable Complife policies only.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
(in thousands)
DECEMBER 31, 1998
NOTE 8 -- Equity Values by Division are shown below:

                                                                                                VARIABLE LIFE
                                                                                            POLICIES ISSUED BEFORE
                                                                                               OCTOBER 11, 1995
                                                                                                  EQUITY OF:
                                                                                           ------------------------    TOTAL
                                                                                           POLICYOWNERS      NML      EQUITY
                                                                                           -------------  ---------  ---------
Aggressive Growth Stock Division.........................................................    $  42,391    $   3,793  $  46,184
International Equity Division............................................................       32,539        3,074     35,613
Growth Stock Division....................................................................       22,888        1,510     24,398
Growth and Income Stock Division.........................................................       26,309        1,808     28,117
Index 500 Stock Division.................................................................       95,615        4,943    100,558
Balanced Division........................................................................      134,029        5,006    139,035
High Yield Bond Division.................................................................        4,916          428      5,344
Select Bond Division.....................................................................        6,911          417      7,328
Money Market Division....................................................................        5,918          277      6,195
                                                                                           -------------  ---------  ---------
                                                                                             $ 371,516    $  21,256  $ 392,772
                                                                                           -------------  ---------  ---------
                                                                                           -------------  ---------  ---------

                                                                                             VARIABLE COMPLIFE
                                                                                           POLICIES ISSUED ON OR
                                                                                           AFTER OCTOBER 11, 1995
                                                                                                 EQUITY OF:
                                                                                          ------------------------    TOTAL
                                                                                          POLICYOWNERS      NML      EQUITY
                                                                                          -------------  ---------  ---------
Aggressive Growth Stock Division........................................................    $  54,132    $  18,846  $  72,978
International Equity Division...........................................................       31,302       11,492     42,794
Growth Stock Division...................................................................       30,575       11,026     41,601
Growth and Income Stock Division........................................................       30,515       11,841     42,356
Index 500 Stock Division................................................................       65,609       24,890     90,499
Balanced Division.......................................................................       14,142        4,909     19,051
High Yield Bond Division................................................................        6,565        2,594      9,159
Select Bond Division....................................................................        4,161        1,171      5,332
Money Market Division...................................................................       13,154       19,938     33,092
                                                                                          -------------  ---------  ---------
                                                                                            $ 250,155    $ 106,707  $ 356,862
                                                                                          -------------  ---------  ---------
                                                                                          -------------  ---------  ---------

                                                                                                         VARIABLE EXECUTIVE LIFE
                                                                                                          POLICIES ISSUED ON OR
                                                                                                           AFTER MARCH 2, 1998
                                                                                                        -------------------------
                                                                                                                  TOTAL
                                                                                                                 EQUITY
                                                                                                        -------------------------
Aggressive Growth Stock Division......................................................................          $      67
International Equity Division.........................................................................                 10
Growth Stock Division.................................................................................                 25
Growth and Income Stock Division......................................................................                 55
Index 500 Stock Division..............................................................................                 84
Balanced Division.....................................................................................                 24
High Yield Bond Division..............................................................................                 13
Select Bond Division..................................................................................                  9
Money Market Division.................................................................................                 14
                                                                                                                    -----
                                                                                                                $     301
                                                                                                                    -----
                                                                                                                    -----

                                       --

                                     NOTES

                                       --

                                                           NORTHWESTERN
                                                           MUTUAL
                                                      LIFE-REGISTERED TRADEMARK-

                                                      P. O. Box 3220
                                                      Milwaukee, Wisconsin
                                                      53201-3220
                                                      Fax: (414) 299-4268
APPLICABLE ONLY FOR VARIABLE COMPLIFE, VARIABLE WHOLE LIFE,
VARIABLE EXTRA ORDINARY LIFE & VARIABLE SINGLE PREMIUM LIFE

VARIABLE LIFE           TRANSFER / ALLOCATION / DOLLAR COST AVERAGING
                                                            POLICYOWNER SERVICES

  Insured                   Policy Number               Date
  GA#                       SA#                         Business Number:
                                                        Home Number:

A TOTAL OF SIX DIVISIONS MAY BE ELECTED WITH A MINIMUM OF 10% IN EACH DIVISION. THIS APPLIES TO EXISTING ASSETS, FUTURE ALLOCATIONS AND DOLLAR COST AVERAGING.

1. REDISTRIBUTION OF EXISTING ASSETS:
   Complete this section if you want to redistribute the money already invested. Future investments will continue to be allocated as they were prior to the transfer, unless section 2 is completed.
   INVESTMENT DIVISIONS                                          CHANGE TO
   Select Bond                                                 ------------%
   International Equity                                        ------------%
   Money Market                                                ------------%
   Balanced                                                    ------------%
   Index 500 Stock                                             ------------%
   Aggressive Growth Stock                                     ------------%
   High Yield Bond                                             ------------%
   Growth Stock                                                ------------%
   Growth and Income Stock                                     ------------%
       Total                                                   ----100 ----%
2. ALLOCATION OF FUTURE PREMIUM/DIVIDENDS:
   Complete this section to change where your future Premium/ Dividends are invested. Allocations of future investments will be effective with the next
   Premium/Dividend deposit.
                                                               ALLOCATION OF
                                                                   FUTURE
   INVESTMENT DIVISIONS                                      PREMIUMS/DIVIDENDS
   Select Bond                                                 ------------%
   International Equity                                        ------------%
   Money Market                                                ------------%
   Balanced                                                    ------------%
   Index 500 Stock                                             ------------%
   Aggressive Growth Stock                                     ------------%
   High Yield Bond                                             ------------%
   Growth Stock                                                ------------%
   Growth and Income Stock                                     ------------%
       Total                                                   ----100 ----%
3. DOLLAR COST AVERAGING (DCA): FOR VCL ONLY

   Effective date for the first DCA transfer.

   / / The month following the date this form is signed. Must have assets in Money Market on that date. Choose Money Market in section 1 and Money
        Market in section 2
   / /  With the next Premium/Dividend deposit, choose Money Market in section
        2.

   How would you like the fund transferred? Choose one:
   Option One:
   / /  Transfer in monthly installments so that at year end, Money Market valance will be zero.
   Option Two:
   / /  Specified amount to be transferred monthly of $ ----------------.
   Select Bond                                                 ------------%
   International Equity                                        ------------%
   Balanced                                                    ------------%
   Index 500 Stock                                             ------------%
   Aggressive Growth Stock                                     ------------%
   High Yield Bond                                             ------------%
   Growth Stock                                                ------------%
   Growth and Income Stock                                     ------------%
       Total                                                   ----100 ----%

4. TERMINATION OF DOLLAR COST AVERAGING:
   / / IMMEDIATELY      / / NEXT POLICY ANNIVERSARY
   Any existing funds will remain in the Money Market Division unless you elect to transfer assets. Future premium and dividends will be allocated on the policy anniversary date according to your allocation instructions.

5. SPECIAL INSTRUCTIONS:
--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------

6. EFFECTIVE DATE:

   This asset transfer and/or allocation of future investments shall be effective on the date it is received (complete and signed) at NML's Home Office. Forms received prior to 3:00 p.m. Central time will be effective on the day of receipt.

7. SIGNATURE OF OWNER(S)/TRUSTEE REQUIRED (TITLE MUST BE INCLUDED):

------------------------------ Date signed ------------------------------
------------------------------- Date signed ------------------------------
18-1425 (2/96)                                                            WORD 6

                                       -

                             ADDITIONAL INFORMATION

1. REDISTRIBUTION OF EXISTING ASSETS: The Owner may transfer the assets invested for a Variable Life or Variable CompLife policy to any of the Divisions, as long as these assets, following the transfer, are allocated among not more than six Divisions. Transfers may be made as often as twelve times in a policy year.

2. ALLOCATION OF FUTURE PREMIUM/DIVIDENDS: Allocation of the first net annual premium will be allocated to the Money Market Division until the Initial Allocation Date. On the Initial Allocation Date, amounts in the Money Market Division will be allocated in accordance with the application.

3. DOLLAR COST AVERAGING (DCA): If DCA is chosen, Money Market must be one of the Divisions elected for future premium/dividend allocation. A total of six Divisions may be elected between current and future assets and DCA.

4. TERMINATION OF DOLLAR COST AVERAGING (DCA): Any assets still in the Money Market Division will remain, unless YOU elect to transfer them.

                            HOW TO SUBMIT THIS FORM

FIRST CLASS MAIL
Please mail form to Northwestern Mutual Life, P.O. Box 3220, Milwaukee, WI 53201-3220.

FAX
The properly completed and signed form may be FAXed to the Home Office at 414-299-4268.

The original form is NOT needed. Please keep it for your records.
                             SIGNATURE INSTRUCTIONS

SIGNATURE BY OWNER

All Owners must sign their name as it appears in the policy contract. If the Owner's name has changed since the policy was issued, he/she should add his/her present surname to his/her name as it appears in the policy contract.

SIGNATURE BY ASSIGNEE

If the policy is assigned, the assignee must sign the form. See rules below if the assignee is a corporation, partnership or trust.

SIGNATURE ON BEHALF OF CORPORATION

If the policyowner is a corporation, an officer of the corporation must sign on behalf of the corporation with his/her title. The name of the corporation must appear above the signature.

SIGNATURE ON BEHALF OF PARTNERSHIP

If the policyowner is a partnership, the name of the partnership must appear above the signature. A partner other than the Insured must sign.

SIGNATURE ON BEHALF OF TRUST

If the partnership is a trust, the authorized Trustee must sign his/her name, followed by the word "Trustee." The name of the trust must appear above the signature.

                                      ----

VARIABLE EXECUTIVE LIFE

          [LOGO]

SEND TO:  ADVANCED BUSINESS SERVICES - E13
        NORTHWESTERN MUTUAL LIFE INS CO
                                                                             720
East Wisconsin Avenue
        720 E. WISCONSIN AVENUE
                                                                      Milwaukee,
Wisconsin 53202
        MILWAUKEE, WI 53202

          ASSET TRANSFER / PREMIUM ALLOCATION / DOLLAR COST AVERAGING

Policy Number(s)*:
Insured Name(s):
Group ID Number:
Group Name:
Owner Name*

* USE A SEPARATE FORM FOR EACH OWNER. A LISTING OF POLICIES CAN BE ATTACHED WHEN THE SAME TRANSACTION IS BEING REQUESTED ON SEVERAL POLICIES. IF SAME CHANGE DOES NOT APPLY TO ALL POLICIES IN THE GROUP, ATTACH A SEPARATE LISTING.

--------------------------------------------------------------------------------
  SECTION 1 - ASSET TRANSFER:

This transfer does not impact the allocation of any future premiums. To change how future premiums are invested, complete SECTION 2 below. To transfer the entire amount in a division, indicate "ALL".

                                               TRANSFER FROM: (SELECT ONE)                        TRANSFER TO: (SELECT ONE)
                                      DOLLAR             PERCENT              NUMBER          DOLLAR AMOUNT          PERCENT
  INVESTMENT DIVISIONS                AMOUNT          (WHOLE % ONLY)         OF UNITS       (IF FROM DOLLARS)     (WHOLE % ONLY)
 Money Market                           $                   %                                       $                   %
 Aggressive Growth Stock                $                   %                                       $                   %
 Balanced                               $                   %                                       $                   %
 Growth & Income Stock                  $                   %                                       $                   %
 Growth Stock                           $                   %                                       $                   %
 High Yield Bond                        $                   %                                       $                   %
 Index 500 Stock                        $                   %                                       $                   %
 International Equity                   $                   %                                       $                   %
 Select Bond                            $                   %                                       $                   %
                   TOTAL                $                                      N/A                  $                  100%
                                                                   TOTAL DOLLARS MUST BE EQUAL

--------------------------------------------------------------------------------
  SECTION 2 - ALLOCATION OF FUTURE PREMIUM:

Complete this section to change where future premiums are invested.

                                                             PERCENT
     INVESTMENT DIVISIONS                                (WHOLE % ONLY)
  Money Market                                                  %
  Aggressive Growth Stock                                       %
  Balanced                                                      %
  Growth & Income Stock                                         %
  Growth Stock                                                  %
  High Yield Bond                                               %
  Index 500 Stock                                               %
  International Equity                                          %
  Select Bond                                                   %
                   TOTAL                                      100%
                                                                      (TOTAL MUST ADD UP TO 100%)

                                       -

--------------------------------------------------------------------------------
  SECTION 3 - DOLLAR COST AVERAGING (DCA):

REQUESTED AMOUNT TO BE TRANSFERRED MONTHLY OF $__________.

(THE FIRST DCA TRANSFER WILL OCCUR ON THE NEXT MONTHLY PROCESSING DATE OF THE POLICY. YOU MUST HAVE ASSETS IN THE MONEY MARKET DIVISION BY THAT DATE. DCA IS AVAILABLE ONLY FROM THE MONEY MARKET DIVISION).

                 INDICATE WHERE DOLLAR COST AVERAGING (DCA) IS TO BE INVESTED:
                                                            PERCENT
     INVESTMENT DIVISIONS                               (WHOLE % ONLY)
  Money Market                                                N/A
  Aggressive Growth Stock                                      %
  Balanced                                                     %
  Growth & Income Stock                                        %
  Growth Stock                                                 %
  High Yield Bond                                              %
  Index 500 Stock                                              %
  International Equity                                         %
  Select Bond                                                  %
                   TOTAL                                     100%
                                                                    (TOTAL MUST ADD UP TO 100%)

--------------------------------------------------------------------------------
  SECTION 4 - TERMINATION OF DOLLAR COST AVERAGING:

At termination of Dollar Cost Averaging, any existing funds will remain in the Money Market Division.

/ / IMMEDIATELY                                             / / SPECIFIED DATE  / /
   (THE NEXT MONTHLY PROCESSING DATE ON OR FOLLOWING            (THE NEXT MONTHLY PROCESSING DATE ON OR FOLLOWING THE
   RECEIPT OF THIS REQUEST IN NML'S HOME OFFICE.)            DATE
                                                                SPECIFIED.)

/ / NEXT POLICY ANNIVERSARY

--------------------------------------------------------------------------------
  SECTION 5 - SPECIFIED DATE FOR ASSET TRANSFERS/ALLOCATION CHANGES:
This asset transfer and/ or allocation of future premiums shall be effective on _____________ (INSERT SPECIFIED FUTURE DATE IF DESIRED). If no date is specified, or if this form is not received at NML's Home Office on or prior to the close of the New York Stock Exchange on the specified date, this transfer shall be effective on the date this form is received (complete and signed) at NML's Home Office.

--------------------------------------------------------------------------------
  SECTION 6 - SPECIAL INSTRUCTIONS:

--------------------------------------------------------------------------------
  SECTION 7 - SIGNATURE OF OWNER(S)/TRUSTEE REQUIRED (TITLE MUST BE INCLUDED):

OWNER/TRUSTEE:                                                                            DATE SIGNED:
                                       PRINT OR TYPE NAME AND TITLE
OWNER/TRUSTEE:                                                                            DATE SIGNED:
                                       PRINT OR TYPE NAME AND TITLE
ASSIGNEE, IF                                                                              DATE SIGNED:
ANY:

Rev 12/98

                                      ---

VARIABLE JOINT LIFE

          [LOGO]
SEND TO:  ADVANCED BUSINESS SERVICES - E13
        NORTHWESTERN MUTUAL LIFE INS CO
        720 E. WISCONSIN AVENUE
                                                                             720
East Wisconsin Avenue
        MILWAUKEE, WI 53202
                                                                      Milwaukee,
Wisconsin 53202

          ASSET TRANSFER / PREMIUM ALLOCATION / DOLLAR COST AVERAGING

Policy Number(s)*:
Insured Name(s):
Owner Name*

* USE A SEPARATE FORM FOR EACH OWNER.

--------------------------------------------------------------------------------
  SECTION 1 - ASSET TRANSFER:

This transfer does not impact the allocation of any future premiums. To change how future premiums are invested, complete SECTION 2 below. To request a future effective date, complete SECTION 5.

                              INDICATE WHERE TO TRANSFER TO:
                                                            PERCENT
    INVESTMENT DIVISIONS                                 (WHOLE % ONLY)
  Money Market                                                 %
  Aggressive Growth Stock                                      %
  Balanced                                                     %
  Growth & Income Stock                                        %
  Growth Stock                                                 %
  High Yield Bond                                              %
  Index 500 Stock                                              %
  International Equity                                         %
  Select Bond                                                  %
                 TOTAL                                        100%
                                                                       (TOTAL MUST ADD UP TO 100%)

--------------------------------------------------------------------------------
  SECTION 2 - ALLOCATION OF FUTURE PREMIUM:

Complete this section to change where future premiums are invested. To request a future effective date, complete SECTION 5.

                              INDICATE WHERE TO INVEST FUTURE PREMIUMS:
                                                            PERCENT
    INVESTMENT DIVISIONS                                 (WHOLE % ONLY)
  Money Market                                                 %
  Aggressive Growth Stock                                      %
  Balanced                                                     %
  Growth & Income Stock                                        %
  Growth Stock                                                 %
  High Yield Bond                                              %
  Index 500 Stock                                              %
  International Equity                                         %
  Select Bond                                                  %
                 TOTAL                                        100%
                                                                       (TOTAL MUST ADD UP TO 100%)

                                       -

--------------------------------------------------------------------------------
  SECTION 3 - DOLLAR COST AVERAGING (DCA):

CHOOSE ONE OPTION:

/ / OPTION ONE: Transfer in monthly installments so that on the policy anniversary the Money Market balance will be zero.
/ / OPTION TWO: Requested amount to be transferred monthly of $_____________.

(THE FIRST DCA TRANSFER WILL OCCUR ON THE NEXT MONTHLY PROCESSING DATE OF THE POLICY. YOU MUST HAVE ASSETS IN THE MONEY MARKET DIVISION BY THAT DATE. DCA IS AVAILABLE ONLY FROM THE MONEY MARKET DIVISION).

                                  INDICATE WHERE DOLLAR COST AVERAGING (DCA) IS TO BE INVESTED:
                                                           PERCENT
    INVESTMENT DIVISIONS                               (WHOLE % ONLY)
  Money Market                                               N/A
  Aggressive Growth Stock                                     %
  Balanced                                                    %
  Growth & Income Stock                                       %
  Growth Stock                                                %
  High Yield Bond                                             %
  Index 500                                                   %
  International Equity                                        %
  Select Bond                                                 %
                 TOTAL                                      100%
                                                                    (TOTAL MUST ADD UP TO 100%)

--------------------------------------------------------------------------------
  SECTION 4 - TERMINATION OF DOLLAR COST AVERAGING:

At termination of Dollar Cost Averaging, any existing funds will remain in the Money Market Division.

/ / IMMEDIATELY                                             / / SPECIFIED DATE  / /
   (THE NEXT MONTHLY PROCESSING DATE ON OR FOLLOWING            (THE NEXT MONTHLY PROCESSING DATE ON OR FOLLOWING THE
   RECEIPT OF THIS REQUEST IN NML'S HOME OFFICE.)            DATE
                                                                SPECIFIED.)

/ / NEXT POLICY ANNIVERSARY

--------------------------------------------------------------------------------
  SECTION 5 - SPECIFIED DATE FOR ASSET TRANSFERS/ALLOCATION CHANGES:
This asset transfer and/ or allocation of future premiums shall be effective on _____________ (INSERT SPECIFIED FUTURE DATE IF DESIRED). If no date is specified, or if this form is not received at NML's Home Office on or prior to the close of the New York Stock Exchange on the specified date, this transfer shall be effective on the date this form is received (complete and signed) at NML's Home Office.

--------------------------------------------------------------------------------
  SECTION 6 - SPECIAL INSTRUCTIONS:

--------------------------------------------------------------------------------
  SECTION 7 - SIGNATURE OF OWNER(S)/TRUSTEE REQUIRED (TITLE MUST BE INCLUDED):

OWNER/TRUSTEE:                                                                            DATE SIGNED:
                                       PRINT OR TYPE NAME AND TITLE
OWNER/TRUSTEE:                                                                            DATE SIGNED:
                                       PRINT OR TYPE NAME AND TITLE
ASSIGNEE, IF                                                                              DATE SIGNED:
ANY:

Rev 12/98

                                      ---

                                     NOTES

                                       --

                                     NOTES

                                       --

DIRECTORS AND OFFICERS
NORTHWESTERN MUTUAL SERIES FUND, INC.

DIRECTORS

JAMES D. ERICSON .... PRESIDENT AND CHIEF EXECUTIVE OFFICER, NORTHWESTERN MUTUAL
LIFE,
 ..................................................................... MILWAUKEE
MARTIN F. STEIN ................ CHAIRMAN OF THE BOARD, EYECARE ONE CORPORATION,
 ..................................................................... MILWAUKEE
JOHN K. MACIVER ........... PARTNER, MICHAEL BEST & FRIEDRICH, ATTORNEYS AT LAW,
 ..................................................................... MILWAUKEE
STEPHEN N. GRAFF .......................... RETIRED PARTNER, ARTHUR ANDERSEN LLP
 ..................................................................... MILWAUKEE
WILLIAM J. BLAKE ............................. CHAIRMAN, BLAKE INVESTMENT CORP.,
 ..................................................................... MILWAUKEE
WILLIAM A. MCINTOSH .......... RETIRED DIVISION HEAD--U.S. FIXED INCOME, SALOMON
BROTHERS,
 ....................................................................... CHICAGO

OFFICERS

JAMES D. ERICSON ..................................................... PRESIDENT
MARK G. DOLL ........................................ VICE PRESIDENT & TREASURER
MERRILL C. LUNDBERG .................................................. SECRETARY
BARBARA E. COURTNEY ................................................. CONTROLLER

                                      ---

This report is submitted for the general information of owners of Northwestern Mutual Variable Life policies. This report is not authorized for distribution to prospective purchasers of variable life policies unless it is accompanied by an effective prospectus. Northwestern Mutual Life Variable Life policies are sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC, a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

90-1899 (12-98)




NORTHWESTERN
MUTUAL LIFE-Registered Trademark-
PO Box 3095
Milwaukee WI 53201-3095


Change Service Requested